                               Filed with the Securities and Exchange Commission on February 28, 2003
Registration No. 333-95957                                                                      Investment Company Act No. 811-08447

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                              FORM N-6
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                     Pre-Effective Amendment No. ______

                                                     Post-Effective Amendment No.  5

                                                               AND/OR

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                     Amendment No.  3

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Exact Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)
                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                                     SCOTT K. RICHARDSON, ESQ.
                                                 Chief Counsel - Variable Products
                                          One Corporate Drive, Shelton, Connecticut 06484
                                              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: MAY 1, 2003 OR as soon as practicable after the effective date of this registration

It is proposed that this filing will become effective (check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
__  on ___________ pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
__  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Registrant  hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective  date until the registrant shall file a further amendment which  specifically  states that this  Registration  Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the  Registration  Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
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FOCUS

                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This  Prospectus  describes a flexible  premium  variable  life  insurance  policy being  offered by American  Skandia  Life  Assurance
Corporation ("we," "our," "us," "American Skandia," or "the Company"),  One Corporate Drive,  Shelton,  Connecticut,  06484. The Policy
may be offered as individual  coverage or as an interest in a group policy.  This Prospectus  provides a detailed discussion of matters you  should  consider  before  buying a  Policy.  This  Policy  or  certain  of its  investment  options  may not be  available  in all jurisdictions.  Various  rights  and  benefits  may  differ  between  jurisdictions  to meet  applicable  law  and/or  regulations.  In particular, please refer to Appendix B for a description of certain provisions that apply to Policies sold to New Jersey residents.

What is American  Skandia  offering?  We are offering  cash value life  insurance  coverage  called  "flexible  premium  variable  life insurance."  Each of these technical terms can be explained as follows:

|X|   The  coverage is called  "life  insurance"  because we will pay a death  benefit to your  beneficiary(ies)  upon the death of the
     Insured person (if there is a second Insured, the death benefit is payable upon the death of the last surviving Insured).

|X|   It is "cash value" life insurance  because,  in addition to the death benefit,  it also provides  living  benefits for the Owner, such as the right to take withdrawals and the right to take loans using the value of the Policy as collateral.

|X|   The  coverage  is called  "flexible  premium"  because  it offers  considerable  flexibility  in the timing and amount of Premium payments  after the initial  Premium.  No  additional  Premium  must be paid  unless it is  required  to pay the  ongoing  monthly charges.  However,  there is a minimum amount we accept, both for initial and subsequent  Premiums.  There is also a maximum total amount you can pay. In order to achieve  certain  beneficial tax treatment for  withdrawals  and loans,  you may need to limit the amounts you pay. If you pay the maximum  allowable  amount,  you may not be able to pay any additional  Premiums  without applying for additional insurance.

|X|   The coverage is "variable" because you can allocate all or part of your Premium to variable  investment options that invest in an underlying mutual fund or a portfolio of an underlying mutual fund. The variable  investment  options are Sub-accounts of American
     Skandia Life Assurance  Corporation Separate Account F ("Separate Account F"). The following underlying mutual funds or portfolios of the following  underlying mutual funds are currently being offered:  American Skandia Trust,  Montgomery Variable Series, Rydex
     Variable Trust, INVESCO Variable Investment Funds, Inc.,  Evergreen Variable Annuity Trust,  ProFunds VP and The Prudential Series
     Fund, Inc. A description of the portfolios of the underlying mutual funds that are offered as variable  investment  options can be found beginning on page 24. The  performance of the variable  investment  options is not guaranteed.  You bear the investment risk if you allocate funds to these investment  options because the performance of these  investment  options can decrease or increase.
     This can impact the death benefit and the cash value of the Policy.

|X|   The coverage  also allows you to allocate  all or part of your  Premiums to a fixed option that credits a fixed rate of interest.
     We guarantee the rate of return on this option.  These  obligations are supported by our general  account.  We bear the investment risk if you allocate funds to this option.

|X|   The Policy can be structured to qualify as life  insurance  under either of two (2) tests  outlined in the Internal  Revenue Code
     ("Code") - the guideline  premium test or the cash value  accumulation  test. The test you choose can have an impact on the amount of Premium  that can be applied to the Policy and can have an impact on values  under your Policy,  including  the death  benefit.
     Your investment professional can assist you in electing the test that is best for your particular situation and goals.

The variable life insurance  policy  described in this  Prospectus is not a deposit of or guaranteed  by, any bank or bank  subsidiary, and is not insured by the Federal  Deposit  Insurance  Corporation,  the Federal  Reserve  Board,  or any other  agency.  The Policy is subject to investment risks and may decrease in value.
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THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS  AND THE CURRENT  PROSPECTUS  FOR THE  UNDERLYING
FUNDS.  KEEP IT FOR FUTURE REFERENCE.
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VLI-FOCUS-PROS (XX/X/2003)       CALL 1-888-554-3348 FOR FURTHER INFORMATION        Prospectus Dated:  _____, 2003
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                             PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.                                                                                                                                  7VULA
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|X|  Depending on the timing and amount of your Premium payments,  the Policy may be treated as a modified  endowment  contract ( "MEC"). We evaluate  your Policy  according to the "7-pay test" under the Code,  which  compares the amount of Premiums paid to the amount of insurance  purchased.  If your  Policy  "passes"  the  "7-pay  test",  it will not be  treated  as a MEC.  As a  non-MEC,  partial withdrawals  or loans you take from the Policy  will  receive  favorable  tax  treatment.  If your Policy does not pass the "7-pay test" at any time,  it will be  treated as a MEC and will not be  entitled  to some of the  beneficial  tax  treatment  given to a non-MEC policy.

|X|  The  Policy  has a limited  amount of  liquidity  during  the  first  seven (7)  years.  During  that  period,  you can only make withdrawals under certain  medically-related  circumstances or from Premium amounts made in excess of certain limits. However, you can access a portion of the Policy's  value  through  Policy loans using a portion of its value as  collateral.  Assuming that the
     Policy is not treated as a MEC,  Policy loans receive  favorable tax  treatment.  Loans can have an impact on benefits that can be positive or negative.

                                                      GLOSSARY OF IMPORTANT TERMS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value on any Valuation Day, of your  allocation to each  Sub-account and any Fixed  Allocation,  plus any of their earnings and less any losses,  distributions and charges thereon,  plus the value of any amounts in the Loan Account, plus any earnings and less any distributions and charges thereon,  all before assessment of any contingent  deferred sales charge or Debt.  Account Value is determined  separately for each  Sub-account and each Fixed  Allocation,  as well as, for any amounts in the Loan Account,  and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy.  Initially,  and for the first Policy  Year,  it is the  Insured's  age as of the Insured's  last birthday  which  occurred on or prior to the Policy Date.  In each  following  Policy Year, it is the Insured's age last birthday  as of the preceding Policy Anniversary.  If there is more than one Insured, it is the age of the younger Insured.

APPLICATION  is the form or  combination  of forms you must submit to apply for a Policy.  If there are two Insureds,  the  Application must be completed for both Insureds.

ASSESSABLE  PREMIUM is the portion of Premiums  paid against which we assess any  applicable  contingent  deferred  sales charge upon a surrender of the Policy.

BENEFICIARY is the person(s) or entity(ies) you designate for payment of any Death Proceeds.

CASH VALUE is the Account  Value,  on any Valuation  Day, less any  contingent  deferred sales charge and any unpaid charges that would apply upon surrender, and any Debt.

CASH VALUE  CREDITS are  additional  amounts we credit to your Account  Value.  We credit  these  amounts if your total Cash Value on a
Policy Anniversary  equals or exceeds 200% (2X) of your Premium or your Premium (net of withdrawals)  exceeds a cumulative amount after seven Policy Years.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH BENEFIT is the amount  payable as a result of an Insured's  death before any reduction due to Debt and any unpaid charges due and before  addition of any  interest  due pursuant to law. If there is a second  Insured,  the Death  Benefit is payable upon the death of the last surviving Insured.

DEATH  PROCEEDS  equals the Death Benefit less any reduction due to Debt and any unpaid  charges due and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

EXCHANGE  POLICY is a Policy  purchased  as part of an exchange of life  insurance  policies  that does not incur any current  taxation pursuant to Section 1035 of the Code or any successor  provision,  and into which the surrender  value of one or more prior policies is contributed to the Policy in conjunction with such exchange.

EXEMPT  PREMIUM is the portion of Premiums paid against which we do not assess any  contingent  deferred sales charge upon surrender or withdrawal and the amount of any loans we establish in conjunction with your purchase of an Exchange Policy.

FIXED  ALLOCATION is an allocation of Account  Value that we credit a fixed rate of interest.  Fixed  Allocations  are supported by our general account.

GUARANTEED  MINIMUM DEATH BENEFIT is the minimum  amount we guarantee to pay to your  Beneficiary  as a result of the Insured's  death, before we assess any unpaid  charges due and any  reduction  for Debt.  However,  this benefit does not apply once the Insured  reaches
Age 100, or if there are two Insureds,  when the younger  Insured reaches Age 100 or would have reached that Age if the younger Insured dies before the older Insured.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain the right to specifically  agree in advance to accept  communication  regarding a specific  matter by telephone or by some other form of  electronic transmission, in a manner we prescribe.

INSURED is the  person(s)  upon whose life coverage is issued and as a result of whose death the Death  Proceeds are payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MAXIMUM ANNUAL  ASSESSABLE  PREMIUM is the maximum amount of Premium against which we will assess any contingent  deferred sales charge upon  surrender  of the  Policy.  We do not assess any  contingent  deferred  sales  charge upon  surrender  against any portion of the
Premium you pay that exceeds the maximum amount for that Policy Year.

MEC is a modified  endowment contract as defined in Section 7702A of the Code or any successor  provision thereto.  Whether a Policy is a "MEC" or a "non-MEC"  depends on whether the Policy  satisfies the "7-pay test", a test outlined in the Code that compares the amount of Premiums paid to the amount of insurance purchased.

MEC THRESHOLD AMOUNT is the annual level amount of Premium which, if exceeded on a cumulative  basis,  would cause the Policy to become a MEC.

MINIMUM  REQUIRED DEATH BENEFIT is the minimum amount due as a result of the Insured's  death pursuant to the applicable  test we apply in accordance with the Code, prior to any reduction for Debt.

MONTHLY  PROCESSING  DAY/DATE  is the  Valuation  Day each month when we deduct  charges  from the  Account  Value.  The first  Monthly
Processing  Date is the Policy Date.  After that,  the Monthly  Processing  Dates  generally  occur on the same day of the month as the
Policy Date. If the Monthly  Processing  Date occurs on a day that is not a Valuation Day, the Monthly  Processing Date that month will be the next Valuation Day.

NET AMOUNT AT RISK is the  difference  between the Death  Benefit and the Account  Value.  We use a formula  when  calculating  the Net
Amount at Risk as part of determining the monthly cost of insurance charge.

NET PREMIUM is a Premium less the  deduction  for premium  taxes,  "DAC" taxes and any amount  deductible  from Premium for an optional additional benefit should you elect it.

OFFICE is our administrative office: American Skandia - Variable Life Insurance , P.O. Box 7040, Bridgeport, Connecticut 06601-7040.

OWNER is  either  an  entity or  person  who may  exercise  the  ownership  rights  provided  by a  Policy.  If we issue a  certificate representing  interests in a group life insurance  policy,  the rights,  benefits,  and requirements of, and the events relating to, an
Owner, as described in this  Prospectus,  will be your rights as participant in such group policy.  Unless later changed,  Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate  we issue as evidence of our  commitment to pay the Death  Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY MONTH is the period from one Monthly Processing Day to the next.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is an underlying mutual fund or a portfolio of an underlying mutual fund.

PREMIUM is each cash  consideration  you give to us for the rights,  privileges  and  benefits  provided by a Policy  according  to its terms.  This includes Premium paid as of the Policy Date, as shown in the Policy, and any additional consideration we accept.
SEPARATE  ACCOUNT is the  separate  account to which we allocate  assets in  relation  to our  obligations  for  benefits  based on the variable investment options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account F)
is the separate account utilized for the Policy.

SPECIFIED AMOUNT is a measure we use in determining the Death Benefit.

SUB-ACCOUNT is a division of the Separate Account that invests in a Portfolio.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for  calculating:  (a) the number of Units  allocated to a Sub-account;  and (b) the value of  transactions  into or out of a Sub-account or benefits  based on Account Value in a Sub-account.  Each  Sub-account  has its own Unit Price,  which will vary each Valuation Period.

VALUATION  DAY/DATE  is every day the New York Stock  Exchange is open for trading or any other day that the  Securities  and  Exchange
Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"We," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                                                     SUMMARY OF BENEFITS AND RISKS

The  following is a summary of the benefits and risks of the Policy being  offered.  All of these  benefits and risks are  described in more detail within this Prospectus.

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                                                            POLICY BENEFITS
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------------------------------------------------ ---------------------------------------------------------------------------------------
DEATH BENEFIT                                    This  Policy is  considered  life  insurance  because  we pay a death  benefit to your beneficiary  upon the death of the Insured.  The death  benefit is the greatest of the
                                                 Basic Death Benefit,  the Minimum  Required  Death Benefit and the Guaranteed  Minimum
                                                 Death Benefit.
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INVESTMENT OPTIONS                               The Policy  offers many variable  investment  options that invest in  Portfolios.  The
                                                 Policy also offers fixed  allocations,  which provide a fixed rate of interest that is guaranteed by American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
CASH VALUE CREDITS                               If your Policy is eligible, we credit, each Policy Anniversary,  additional amounts to your Account  Value based on growth in your  Policy's Cash Value or based on the total amount of your Premium payments.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
RIGHT TO CANCEL THE POLICY                       You have a limited  period of time after the date you receive your Policy in which you can return the Policy and receive a refund.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TRANSFER OF ACCOUNT VALUE                        You may transfer Account Value between investment options,  with certain  limitations.
                                                 Additionally,  we offer two types of allocation  services:  dollar cost  averaging and static rebalancing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            You may  take a loan on the  Policy  using  your  Account  Value  as  collateral.  The maximum amount available as a loan is equal to 90% of your current Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
PARTIAL WITHDRAWALS AND SURRENDERS               The  Policy  has a limited  amount of  liquidity  during  the first  seven (7)  years.
                                                 During that period,  you can only make  withdrawals  under  certain  medically-related circumstances  or from Exempt  Premium.  There is no contingent  deferred sales charge on such  withdrawals.  After the seventh  Policy  Year,  you may withdraw up to 90% of your Cash Value.  You may  surrender  your Policy after the right to cancel period and we will pay you the Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT                        Under certain  circumstances,  we will pre-pay to you a portion of the Death Proceeds.
                                                 The  maximum  we will pay,  before any  reductions,  is the lesser of 50% of the Death
                                                 Benefit or $250,000.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
MEDICALLY-RELATED WAIVER                         Under certain circumstances,  you may take a medically-related  waiver and not pay any contingent  deferred  sales  charge  that  would  otherwise  apply to a  surrender.  A medically-related  waiver  also is the  only  context  in which  we  permit a  partial withdrawal in the first seven Policy Years of amounts other than Exempt Premium.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX BENEFITS                                     Under  most  circumstances,  no  tax  is  payable  on  any  gains  until  distributed.
                                                 Distributions  from Policies not treated as modified  endowment  contracts ("MEC") are treated  as coming out first from your tax basis.  Transfers  between  Portfolios  are not currently  taxable to the extent of any investment  gain. The Beneficiary does not pay any income tax on the Death Proceeds, under most circumstances.
------------------------------------------------ ---------------------------------------------------------------------------------------

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                                                             POLICY RISKS
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------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT PERFORMANCE                           Your Account  Value  allocated to the  Sub-accounts  may increase or decrease with the investment  performance  of the  Portfolios.  This  impacts the Death  Benefit and the
                                                 Cash  Value of the  Policy.  You bear the entire  investment  risk when  investing  in variable  investment  options.  We do not  guarantee  the  investment  results  of any
                                                 Sub-account.  Each  of  the  Sub-accounts  has  its  own  risks  associated  with  its
                                                 respective  investment  objectives  and  policies.   You  should  carefully  read  the
                                                 prospectus for any Portfolio in which you are interested, before investing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON TRANSFERS                         We may require a minimum of $500 to remain in an  investment  option after a transfer.
                                                 Transfers  from Fixed  Allocations  are  limited to the  greater of 25% of the Account
                                                 Value in the Fixed  Allocations or $1,000.  There is a waiting period after a transfer from  a  Fixed  Allocation  until  you  can  make  another  transfer  from  any  Fixed
                                                 Allocations.   You  are  permitted  20  free  transfers  per  Policy  Year,  including transfers involving Fixed Allocations.
------------------------------------------------ ---------------------------------------------------------------------------------------

------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            A loan from your Account Value may have a positive or negative  impact on your Account
                                                 Value and may affect the amount of the Minimum  Required  Death  Benefit and possibly, the Death  Benefit.  Loans are not treated as a  distribution,  and are not taxable as ordinary income, unless we believe your Policy should be treated as a MEC.
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LIMITATIONS ON WITHDRAWALS                       The Policy has a limited amount of liquidity during the first seven (7) years.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
SURRENDER CHARGES                                If you decide to surrender  the Policy after the right to cancel period and during the first seven Policy  Years,  we will deduct a contingent  deferred  sales charge on any amount of Assessable Premium withdrawn.  The contingent  deferred sales charge applies if you  surrender  the Policy  during the first  seven (7)  Policy  Years,  unless the
                                                 Policy qualifies for a medically-related  waiver or you take a partial withdrawal from
                                                 Exempt Premium.
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------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON MEDICALLY-RELATED WAIVERS         This  benefit is limited to amounts up to  $500,000  inclusive  of any life  insurance policy or annuity contract issued by American  Skandia,  with the same Insured,  Owner or Annuitant.  You must qualify based on confinement to a long-term care facility.
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LAPSE                                            Your  Policy  can end if there is  insufficient  Cash Value to  support  the  Policy's charges.  If this  occurs,  we will  inform  you of  additional  payment  required  to continue the Policy.
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------------------------------------------------ ---------------------------------------------------------------------------------------
LONG-TERM INVESTMENT                             This Policy is designed for long-term  financial  needs.  You should not purchase this
                                                 Policy  if you will  need  access to the Cash  Value in a short  period  of time.  You should  carefully  evaluate with your investment  professional  whether this Policy is appropriate  for your  specific  needs in light of your  financial  situation and your personal and financial goals.
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------------------------------------------------ ---------------------------------------------------------------------------------------
TAX TREATMENT                                    Depending  on the  timing  and  amount of your  premium  payments,  the  Policy may be treated as a MEC. We  evaluate  your policy  according  to the "7-pay  test" under the
                                                 Internal  Revenue  Code.  If your policy  "passes"  the "7-pay  test",  it will not be treated  as a MEC.  As a  non-MEC,  partial  withdrawals  or loans  you take  from the policy will receive  favorable tax treatment.  If your policy does not pass the "7-pay test" at any time,  it will be  treated as a MEC and will not be  entitled  to some of the beneficial tax treatment given to a non-MEC policy.
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COMPANY SOLVENCY                                 All benefits and  guarantees,  including  the Death  Benefit,  depend on the continued
                                                 financial strength of American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------

                                                           SUMMARY OF COSTS

The  following  table  provides a summary of the costs you will incur if you  surrender  the Policy or  transfer  Account  Value  among investment options.  These costs are described in more detail within this Prospectus.

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                                                           TRANSACTION COSTS
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------------------------------ -------------------------- ------------------------------------------------------------------------------
            COST                     WHEN DEDUCTED                                      AMOUNT DEDUCTED/
                                                                                       DESCRIPTION OF COST
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Premium Tax                    From each Premium payment                     Generally from 0.0% to 3.5% of Premium
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
"DAC" Tax                      From each Premium payment                                1.15% of Premium
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Contingent Deferred Sales        Upon Surrender during                               Issue Age less than 65
                                                                                     ----------------------
Charge                         Policy Years 1 through 7   Yr. 1 - 30%, Yr. 2 - 20%, Yr. 3 - 16%, Yr. 4 - 12%, Yr. 5 - 8%,
                                  Contingent deferred     Yr. 6 - 4%, Yr. 7 - 2%, Yr. 8 and after - 0%
                                 sales charge is only                                Issue Age 65 or greater
                                                                                     -----------------------
                                   assessed against       Yr. 1 - 30%, Yr. 2 - 18%, Yr. 3 - 10%, Yr. 4 - 8%, Yr. 5 - 6%,
                                Assessable Premium. No    Yr. 6 - 4%, Yr. 7 - 2%, Yr. 8 and after - 0%
                                  contingent deferred
                               sales charge is assessed
                                against Exempt Premium.
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Partial Withdrawal              Upon Partial Withdrawal                                      $25.00
Transaction Fee
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Transfer Fee                    After the 20th transfer                                      $10.00
                                   each Policy Year
------------------------------ -------------------------- ------------------------------------------------------------------------------

The following  table provides a summary of the periodic cost you will incur while you own the Policy,  excluding the underlying  mutual fund Portfolio annual expenses.  These costs are described in more detail within this Prospectus.

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                                                         PERIODIC POLICY COSTS
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---------------------------------- -------------------------------- --------------------------------------------------------------------
              COST                          WHEN DEDUCTED                                    AMOUNT DEDUCTED/
                                                                                            DESCRIPTION OF COST
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Sales Charge                        Monthly for the 1st 10 Policy                   0.40% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
Cost of Insurance1                             Monthly                     Minimum                Maximum         Representative2

                                     (Pro-rata from the variable
                                    and fixed investment options
                                    in which you maintain Account
                                               Value)
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
                                                                    $0.68 per $1,000 net    $648.00 per $1,000    $3.09 per $1,000 net
                                                                     amount at risk per     net amount at risk     amount at risk per
                                                                         year for a         per year for a 98-     year for a 45-year
                                                                     10-year-old female3      or 99-year-old          old female/no
                                                                                                  person4                tobacco

                                                                                                                  $3.45 per $1,000 net
                                                                                                                   amount at risk per
                                                                                                                       year for a
                                                                                                                   45-year-old male/no
                                                                                                                         tobacco
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- --------------------------------- ----------------------------------
Mortality and Expense Risk Charge               Daily                  Policy Years 1 through 15              Policy Years 16+
                                                                       -------------------------              ----------------
                                                                     0.90% per year of the value of    0.25% per year of the value of
                                                                            each Sub-account                  each Sub-account
---------------------------------- -------------------------------- --------------------------------- ----------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Administration Charge                           Daily                         0.25% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------

1.    The charges shown above are based on guaranteed  maximum cost of insurance rates,  which depend on Age,  gender,  tobacco use and rate  class,  and are for the  preferred  risk class.  They may not be  representative  of the charge  that you will pay.  You may request a personalized illustration of the charge by calling us at 1-888-554-3348.
2.    The  representative  purchasers  for  Policies  issued on a single  life basis are a Male and  Female,  Age 45, who are in the no tobacco use class.
3.    The minimum charge for persons below Age 16, is independent of tobacco use.
4.    The maximum charge applies to both females and males, Age 98 or 99, who are either in the no tobacco or tobacco use class.

The  following  table  provides  the range  (minimum  and  maximum)  of the total  annual  expenses  for the  underlying  mutual  funds
("Portfolios")  as of December  31,  2002.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.27% *                                       2.26%
---------------------------------------------- -------------------------------------------- --------------------------------------------

* The minimum total annual  portfolio  operating  expenses are those of a Portfolio that may invest in mutual funds,  which also charge
their own operating   expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

The following table provides the actual  investment  management  fees,  other expenses,  12b-1 fees (if  applicable),  the total annual expenses,  and any fee waivers and expense  reimbursements  for each Portfolio as of December 31, 2002, except as noted. Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the underlying  Portfolios,  a portion of the management  fee is being waived and/or other expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination  of the  Portfolio's  investment  management  fee,  other  expenses and any 12b-1 fees,  net of any fee waivers and expense reimbursements.  The following  expenses are deducted by the  Portfolio  before it provides  American  Skandia with the daily net asset value.  Any  footnotes  about  expenses  appear after the list of all the  Portfolios.  The Portfolio  information  was provided by the underlying mutual funds and has not been independently verified by us.

See the  prospectuses  or statements of additional  information  of the  Portfolios  for further  details.  The current  prospectus and statement of additional information for Portfolios can be obtained by calling 1-800-752-6342.

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                                     (as a percentage of the average net assets of the Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee         Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                 Expenses    Expense      Operating
                                                                                                             Reimburse-mentExpenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:  1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Capital Income                          0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee         Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                 Expenses    Expense      Operating
                                                                                                             Reimburse-mentExpenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Rydex Variable Trust:
  Nova                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  Ursa                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  OTC                                                  0.90%         0.99%            N/A          1.89%          N/A         1.89%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                           0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                      0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                   0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                   0.75%         0.34%            N/A          1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                                0.52%         0.20%            N/A          0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                            0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bear                                                 0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                  0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  UltraOTC                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth                    0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1     The Investment  Manager of American Skandia Trust (the "Trust") has agreed to reimburse and/or waive fees for certain  Portfolios until at least April 30,  2003.  The caption  "Total  Annual  Portfolio  Operating  Expenses"  reflects the  Portfolios'  fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust  adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 of the
     Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage  commissions  in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange  Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution Fee estimates are derived and annualized from data regarding  commission amounts directed under the Distribution Plan for the fiscal year ended December 31, 2002.  Although there are no maximum amounts allowable,  actual commission amounts directed under the  Distribution  Plan will vary and the amounts  directed  during the last full fiscal year of the Plan's  operations  may differ from the amounts listed in the above chart.
2     These Portfolios  commenced  operations on May 1, 2002.  "Other  Expenses" and "12b-1 Fees" shown are based on estimated  amounts for the fiscal year ending December 31, 2002.

                                                      DESCRIPTION OF THE OFFERING

This Policy is described using a "question and answer" format that assumes you, the prospective purchaser, are asking the questions.

PURCHASING A POLICY

Who should buy this Policy?  Life insurance can be bought to meet a number of needs of individuals  or entities,  such as  corporations or trusts.  Different  types of life insurance are designed to address  certain needs more than others.  This Policy may be appropriate for a number of persons or entities,  but it may be especially useful for persons  addressing a range of estate planning needs who also may need access to some or all of the Cash Value to meet  supplemental  retirement income needs or for emergency  expenses.  For estate tax purposes,  purchasers may want to consider  placing this type of coverage in a trust or transferring  ownership of the Policy in an effort to remove the asset from their estate,  particularly if, at any point,  the purchaser  believes the Cash Value may not be needed as a resource  for other  purposes.  This  Policy may also be useful for  persons  seeking to make a sizable  donation  to a charity or eligible  non-profit  organization,  where the charity is named both Owner and Beneficiary of the Policy, and the donor is named as the
Insured.  You should  carefully  evaluate with your  investment  professional  whether this Policy is right for your specific  needs in light of your entire  situation  and your  personal  and  financial  goals.  In  particular,  you should  evaluate the  advantages  and disadvantages  of replacing  any  existing  life  insurance  or annuity  coverage  with this  Policy.  If you are seeking  specific tax consequences,  you should  consult with a competent tax advisor as to whether and how your goals may best be achieved.  These  policies may not be an appropriate  investment if purchased  within a retirement  plan qualified  under the Code. You should consult a competent tax advisor or investment professional about using these policies in such plans.

---------------------------------------------------------------------------------------------------------------------------------------
American  Skandia offers  several  different  types of variable life  insurance  policies  which your  investment  professional  may be authorized to offer to you. Each of these  policies can be structured to address a particular  life  insurance  need that you may have.
The features,  benefits and charges may differ to some degree between each policy we offer.  Some of these  differences  can affect the amount of your death  benefit,  the degree to which you can access some of the policy's Cash Value through  loans and  withdrawals  and the  charges  that you will be  subject to if you choose to  surrender  the  policy.  The  compensation  that we pay for sales of these policies may also differ.
---------------------------------------------------------------------------------------------------------------------------------------

This Policy is available to purchasers  with a Specified  Amount of $50,000 or greater.  We offer a similar  policy to  purchasers  who have a minimum  Specified  Amount of $500,000 under a separate  prospectus.  The minimum  initial  Premium payment also differs between both  policies.  The  contingent  deferred  sales  charge on this Policy has a shorter  duration,  than on the other  policy,  but upon surrender of the Policy during the initial Policy Years,  the amount of the charge is higher.  The contingent  deferred sales charge on the other policy has a longer  duration but upon surrender of the Policy during the initial  Policy Years,  the amount of the charge is lower.  The  duration  and amount of the  contingent  deferred  sales  charge has an impact on the Cash  Value of your  Policy.  To the extent that Policy  benefits are based on the Cash Value,  in particular  the  availability  of Policy loans,  this can be an important factor to consider.

How do I buy a Policy?  We have established  certain  underwriting  standards to determine the  insurability of the Policy  applicants.
We require you to submit an Application to provide  information  that enables us to determine if these  standards have been met. We may require  additional  information,  including,  but not limited to, some of the proposed  Insured's medical records and may also require the proposed  Insured to take certain  medical tests. We evaluate all of this  information to determine  whether we can issue a Policy.
When we evaluate  whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard risk class. If the proposed  Insured meets our standards and we have received a Premium,  we will issue a Policy.  When issued,  your Policy will  indicate if the Insured is in the tobacco  usage class and whether the Insured was placed in a  substandard  risk class in order to issue the Policy.  If our  standards  are not met and we  received a Premium,  we will return an amount equal to the Premium to you.  No interest will be paid on Premium during the underwriting period.

Age Restrictions:          For  Single  Life  Policies - The  Insured  may not be older  than Age 80 on the  Policy  Date.  There is no
                           ---------------------------
                           minimum age limit.

                           For Joint Life Policies - The Insureds may not be less than Age 18 or older than Age 80 on the Policy Date.
                           -----------------------

                           Additional age restrictions may apply if you elect Death Benefit Option III or IV.

Tobacco Usage Class:  The  Insured's  tobacco usage class is a factor used to determine  the  Specified  Amount,  the Minimum  Required
Death  Benefit,  the  Guaranteed  Maximum  Monthly Cost of Insurance  Charge and the Current  Monthly Cost of Insurance  rates.  If the
Insured was  included in the tobacco  usage class on the  Policy's  Issue Date and  subsequently  ceases to be a tobacco user after the first Policy Year, you may apply for a change in status.

Substandard  Risk Class:  If the Insured is placed in a  substandard  risk class,  the factors used to determine  the Minimum  Required
Death Benefit,  the  Guaranteed  Maximum  Monthly Cost of Insurance  Charge and the Current  Monthly Cost of Insurance  rates under the
Policy will be different  than for an Insured in the  preferred  risk class.  For Insureds in a substandard  risk class,  the change in these factors will generally  result in a higher  monthly cost of insurance  charge and may result in a lower Death Benefit as compared to an Insured in the  preferred  risk class.  Higher  monthly  cost of insurance  charges will have an impact on the Account  Value and
Cash Value of your Policy.  NOTE:  Where allowed by law,  Policies issued to Insured(s) in a substandard risk class may not be eligible for certain benefits under the Policy.

To the extent  permitted  by law, we reserve the right to apply  differing  standards of  insurability  to persons who may be part of a group or who may qualify,  for some other  reason,  as part of a different  class.  Such  classes may include,  but are not limited to, persons  seeking a Policy who are  applying  all or a portion of  proceeds  from an  insurance  or annuity  contract,  or proceeds of a redemption  from another  financial  product,  such as mutual funds.  One of the criteria we may apply in such a situation is that such differing standards of insurability apply only after maintaining funds in such policy,  contract,  or financial product for a specified period of time.

Do I have coverage while my Application is being reviewed?  We may issue you a temporary  insurance  agreement during the "underwriting period."  The  "underwriting  period"  is the period  between  the time you first  apply for a Policy and the time we either  issue the
Policy or decide not to issue one. A temporary  insurance  agreement may be issued only if: (a) the  Application  is completed in full;
(b) the Insured  answers "no" to certain  questions on the  Application  (these are  questions we use as  indicators of whether we will issue temporary insurance); (c) no Insured is under age 18; and (d) a Premium is submitted with the Application.

If we issue a temporary  insurance  agreement and the Insured (both  Insureds if there are two Insureds)  dies during the  underwriting period, the temporary insurance benefit will be payable if all the conditions of the temporary  insurance  agreement are satisfied.  If the Insured(s) die(s) during the underwriting period and no temporary insurance agreement was in effect, no benefit is payable.

We will  return  any  Premium  submitted  with the  Application  if we cannot  complete  underwriting  within 60 days from the date the
Application is signed.  If you notify us promptly,  we will continue the  underwriting  process and notify you if and when you meet our standards for issuing a Policy, at which time you may once again send us a Premium.  Temporary insurance lasts no longer than 90 days.

What is the temporary  insurance  benefit?  If the Insured (both Insureds if there are two Insureds) dies while temporary  insurance is in effect,  we pay the  Beneficiary  the lesser of the Death  Benefit  that would be in effect on the Policy  Date if a Policy had been issued or $250,000.  This $250,000  maximum  applies to all temporary  insurance then in effect with us.  Premium  amounts in excess of this benefit are returned to you, without interest or earnings.

How do I choose how much of this type of life  insurance  to buy,  the test to qualify as life  insurance  under the Code,  which Death
Benefit  Option to use and how much Premium to pay? The Death Benefit  Option,  Specified  Amount,  life  insurance test under the Code and the program of Premium  payments  that is right for your needs  depends on your  particular  circumstances  and the reasons you are buying a Policy.  You and your  investment  professional  should discuss your needs and financial  goals before  applying for a Policy.
You cannot change the applicable  test used under your Policy to qualify as life  insurance  under the Code after the Policy is issued.
However, the Death Benefit Option you choose and the Specified Amount can be changed, subject to our rules.

What  happens if I change my mind about  buying a Policy?  You have a  "free-look"  or "right to cancel"  period  during  which you can change  your  mind  about  buying a  Policy.  The right to cancel  period  is never  less than 10 days from the date you  receive  your
Policy.  It may be longer  depending on the applicable state law and the  circumstances of your purchase.  If you return your Policy to us within the right to cancel  period,  we generally  will return the greater of: (1) the Premiums paid, or (2) your Account Value plus an amount that equals any premium tax and DAC tax  deducted and any charges  deducted  from your Account  Value.  However,  if you have submitted a "return  waiver," we will return only your Account Value plus any premium and DAC taxes  deducted and any charges  deducted from your Account Value.  This may be more or less than the Premiums paid.

Do I have any other  rights if I buy a Policy?  There are certain  other  ownership  rights you may  exercise  under a Policy.  You may name one or more  Beneficiaries.  You may make  that  designation  "irrevocable,"  which  means it  cannot  be  changed.  If you do not designate  the  Beneficiary  as  irrevocable,  you retain the right to change the  Beneficiary  before the Insured dies.  However,  all
Beneficiary  designations are subject to our acceptance,  to the extent permitted by law. You also may transfer,  pledge or assign your
Policy,  which may trigger a currently  taxable event.  You should only transfer,  pledge or assign your Policy after consulting with a competent tax advisor.  You may exercise  voting rights in relation to the applicable  Portfolios.  Some of these rights may be limited depending on the usage of your Policy,  especially if we permit it to be held in connection with certain  retirement  plans designed to be "qualified" plans under the Code.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved to
Owners are then held as joint tenants with rights of survivorship  unless you provide  alternative  instructions.  Naming someone to be the Owner other than the payor of the Premium may have gift,  estate or other tax  implications.  We assume the  Beneficiary  is you or your estate unless you tell us otherwise.  You may name more than one primary and more than one contingent Beneficiary.

You should consult with a competent tax advisor on the income tax,  estate and inheritance  tax  implications of various  designations.
You should also  consult  with a competent  legal  advisor as to the  implications  of certain  designations  in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.

PREMIUMS

Premiums are  categorized as Assessable  Premium and Exempt  Premium.  The Assessable  Premium equals the total Premiums less the total
Exempt  Premiums.  Exempt  Premiums  are the portion of Premiums  paid in any Policy  Year that  exceed the Maximum  Annual  Assessable
Premium.  We do not charge a contingent  deferred  sales charge upon  surrender or withdrawal of Exempt  Premiums.  The Maximum  Annual
Assessable  Premium is an amount per thousand of Specified  Amount.  The amount is cumulative  from year to year. For example,  if your
Maximum Annual  Assessable  Premium is $5,000 and you make a Premium  payment of $4,000 in Policy Year 1, in Policy Year 2 your Maximum
Annual Assessable  Premium is $5,000 plus $1,000 from Policy Year 1, or $6,000.  The Maximum Annual  Assessable  Premium depends on the
Age, tobacco usage class, risk class and, where permitted,  gender of the Insured.  The Maximum Annual Assessable  Premium is increased if you increase the Specified  Amount,  and is decreased if you decrease the Specified  Amount.  We have provided a table in Appendix E in the  Statement of Additional  Information  of the Maximum  Annual  Assessable  Premiums for Policies  with one Insured.  The amounts shown in Appendix E are applicable for Insureds in the preferred risk class.  The Maximum Annual  Assessable  Premium for Insureds in a
substandard risk class may be higher than for Insureds in a preferred risk class.

What is the  initial  Premium?  You may  submit  Premium  with the  Application  if the  Insured  meets  certain  medical  underwriting criteria.  There is not a fixed  amount of initial  Premium.  Instead,  we accept a range of initial  Premium  between a minimum  and a maximum.  The minimum and maximum depends on the Specified  Amount and the Insured's age,  tobacco usage class,  risk class and gender, where permitted, as of the Policy Date.

If any  portion of any  Premium is to be  received  as part of a  replacement  of a life  insurance  policy  (whether or not a tax-free exchange),  endowment or annuity policy then we must receive all our  requirements  In Writing for all such  replacements  prior to the date we decide to issue a Policy.  Replacements are subject to our acceptance.

If we do not accept  Premium with the  Application  or you choose not to submit a Premium with the  Application,  we will notify you if and when we have accepted the Application  and agreed,  subject to submission of the Premium,  to issue a Policy.  We will let you know at that time the minimum and maximum  amounts we accept as the initial  Premium.  We will not issue a Policy  until we receive at least the  minimum  initial  Premium  at our  Office,  except in the case of an  Exchange  Policy.  We will  issue an  Exchange  Policy  upon acceptance of your Application and our receipt of all of our requirements to process the exchange.

Premium must be submitted by check drawn on a U.S. bank, in U.S.  dollars,  and made payable to American  Skandia.  Premium may also be submitted  via direct  transfer of funds.  We may reject any payment if it is received in an  unacceptable  form.  Our  acceptance of a check is subject to our ability to collect funds.

You may  choose to use our funds  transfer  authorization  procedures  as part of buying a Policy.  If you elect  this  procedure,  you authorize us to redeem funds from one or more  financial  institutions  with which you currently  maintain funds and use those funds to pay Premium.  You must do so In Writing using a form that  authorizes us to obtain such funds only if and when we have  determined that the  Application  meets  our  standards  for  issuing  a  Policy.  If you use  this  procedure,  you  must  provide  us with  all  such authorizations simultaneously.

What is the  maximum  initial  Premium I can pay?  The maximum  initial  Premium we accept  equals the maximum  amount that can be paid without  increasing  the Death  Benefit on the Policy  Date.  This may depend on the test you elect for your  Policy to qualify as life insurance under the Code.  However,  if you submit any Premium before we have determined  whether you meet our requirements for issuing a Policy, we will not accept more than $500,000 without prior Home Office approval.

What is the minimum  initial Premium I can pay? The minimum  Premium we generally  accept as an initial  Premium is one-fourth  (1/4th)
of the Maximum  Annual  Assessable  Premium.  We may accept  less under  certain  circumstances,  such as when you  authorize  periodic withdrawals  from an account you may have with a bank or other financial  institution in amounts  designed to cumulatively  pay amounts equal to at least the minimum  Premium  requirements.  We may  require a larger  minimum  Premium on  Policies  issued to Insureds in a substandard risk class.

Will you  accept my  initial  Premium  if it causes my Policy to be  treated  as a MEC?  We will not apply the  portion  of an  initial
Premium that we believe would require us to treat your Policy as a MEC unless you  acknowledge  In Writing  before the Policy Date that we will treat the Policy as a MEC. If we do not receive  such  notification,  we will return to you the  difference  between the amount you  submitted  and the amount we will apply as the initial  Premium.  However,  this will not apply in the case of an Exchange  Policy where we receive information we believe requires us to treat the Exchange Policy as a MEC in any case.

How and when is my initial  Premium  invested?  We invest your Net Premium,  which is the Premium less the charges  deducted  from each
Premium and any charge for optional  additional  benefits  (should you elect such  benefits).  We invest the initial Net Premium on the
Policy Date.  You can request that we allocate the initial Net Premium using one or more  variable  investment  options  and/or a Fixed
Allocation.  However,  we  initially  invest the portion of the initial Net Premium  that you  indicate  you want  invested in variable investment  options in the AST Money Market  Sub-account,  unless you submit a "return waiver" In Writing before the Policy Date, where permitted by law.  This also applies to any  additional  Premium we receive  during the right to cancel  period.  A return waiver is an election by you to invest as soon as possible in the variable  investment  options of your choice.  If you submit a "return waiver" and then  decide to return  your Policy  during the right to cancel  period,  you may receive  back less than the  Premium.  Generally,  we transfer the Account  Value in the AST Money Market  Sub-account  to the variable  investment  options you request as of the  Valuation
Date  which is on or  immediately  after  the 15th day after the date we issue a Policy.  However,  we will make the  transfer  as of a later date if your right to cancel period is longer than 10 days to meet state law requirements.

ADDITIONAL PREMIUMS

When may I  contribute  additional  Premiums  and how much  may I pay?  You may send us  additional  Premiums  at any time  before  the
Insured's  Age 100 and while the Insured is alive  unless the amount you have paid to-date  equals the then current  maximum we permit.
The amount of  additional  Premiums  you may make may be limited  by the test you elect for your  Policy to qualify as life  insurance.
The amount you may pay is flexible within the limits discussed below.

When do you allocate  additional  Premiums?  We allocate Net Premium  resulting  from an additional  Premium  payment to the investment options as of the Valuation Period we receive that Premium at our Office.

How do you allocate  additional  Premiums among the investment  options?  We allocate Net Premiums  resulting from  additional  Premium payments  according to your most recent  instructions to us. If you are  participating in any allocation  programs we agree to support, such as any program of periodic  rebalancing  of your Account  Value among various  investment  options,  we will  allocate  additional
Premiums in accordance with such a program unless we receive alternate instructions.

What is the most I may pay in total while I own a Policy?  The maximum you may pay changes.  At any  particular  time, it is the amount which,  at that time,  would not cause the Death  Benefit to increase by more than the amount of the  Premium.  We reserve the right to require new evidence  satisfactory to us that the Insured meets our underwriting  standards before we agree to accept such Premium. The amount of additional Premiums you may make may be limited by the test you elect for your Policy to qualify as life insurance.

What is the least amount I may pay at any one time?  Unless you must make a payment to keep the Policy in force,  as  discussed  below, the minimum amount we accept as an additional  Premium  depends on whether you have arranged to make periodic  withdrawals  from a bank or other financial institution ($100 minimum), or whether you make additional Premium payments directly ($500 minimum).

Will you accept an  additional  Premium if it causes my Policy to be treated  as a MEC?  We will not apply the  portion of any  Premium that we believe  would  require us to treat your  Policy as a MEC if it was not  previously  a MEC.  However,  if you provide us with a notice In Writing that you  understand  that the  additional  Premium will require us to treat your Policy as a MEC, we will accept the
Premium.  If you do not give us such notice,  we will return the  difference  between the amount you  submitted and any amount we apply as a Premium.

KEEPING THE POLICY IN FORCE

What is the least  amount I must pay to keep the Policy in force?  We cannot know in advance  any minimum  amount that will be required to keep the Policy from ending  without  value,  or  lapsing.  This is because:  (1) the charges we deduct each month are based on your
Account Value,  which may increase or decrease due to the  performance of the investment  options;  (2) we retain the right to decrease or increase the current cost of insurance rates,  subject to the guaranteed  maximums in the Policy; and (3) you may request and we may agree to a change in the Death Benefit  Option  and/or the  Specified  Amount.  If, on any Monthly  Processing  Day, your Cash Value is insufficient to pay the current  deductions,  a 61-day "grace period" begins.  If you enter the grace period, we will send you a notice of how much you have to pay before the end of the grace  period to keep the Policy in force.  You may also  qualify for the  guaranteed continuation provision, discussed below.

Can the  Policy  lapse due to poor  investment  performance?  The  Policy  could  enter the grace  period  because  of poor  investment performance  combined with the  deduction of the Policy's fees and charges.  If that were to occur and, by the end of the grace period, there was not  enough  Cash Value to deduct the  unpaid  charges,  the Policy  would  lapse,  unless  you  qualify  for the  guaranteed continuation provision.

What happens when there is a death during the grace period?  We deduct the unpaid charges from the Death Benefit when  calculating  the
Death Proceeds if the Insured dies during a grace period.

Can the  Policy be  reinstated  if it  lapses?  You may apply for  reinstatement  of the  Policy if it  lapses.  We must  receive  this application  In Writing at our Office  within five years of the date the lapse  occurred as measured  from the end of the grace period.
We may require  evidence of insurability  satisfactory  to us. In order to reinstate your Policy,  you also must pay us a reinstatement amount, including any applicable charges.

What is the guaranteed continuation  provision?  During the first ten Policy Years or until the younger of the Insureds reaches Age 80, whichever is earlier, you may qualify for a guaranteed  continuation  provision if the cumulative amount of Premium you have paid, less any  withdrawals  and any Debt, is not less than a specified  minimum for each Policy Month times the number of Policy Months since the
Policy  Date.  We call the  specified  minimum for each Policy  Month the  "monthly  continuation  amount".  Your Policy must meet this cumulative  Premium test each Policy Month to qualify under this provision.  If you qualify for continuation  under this provision,  we guarantee  that your Policy will not enter into a grace period until the earlier of the 10th Policy  Anniversary  or the  Insured's Age
80. However,  the Death Benefit in effect during the period that the guaranteed  continuation  provision applies will be fixed as shown in the Policy.  NOTE:  Where allowed by law,  Policies issued to an Insured(s) in a substandard  risk class may not be eligible for the guaranteed continuation provision.

For  example,  if the  monthly  continuation  amount is $500 and your  Policy  was in its 20th  Policy  Month,  the sum of the  monthly continuation amounts would be $10,000.  Therefore,  for purposes of this example, the guaranteed  continuation provision would apply in the 20th  Policy  Month if you had paid at least  $10,000 to that point,  and would  apply in the 21st Policy  Month if you had paid at least $10,500 up to the 21st Policy Month,  assuming  there is no Debt. We adjust the monthly  continuation  amount going forward after any increase or decrease to the Specified Amount in the first 10 Policy Years.

DEATH BENEFITS

What are the  Death  Proceeds  and how are they  determined?  The  benefits  due as a  result  of the  Insured's  death  are the  Death
Proceeds.  If there  are joint  Insureds,  the  benefits  are due as a result of the  death of the last  surviving  Insured.  The Death
Proceeds  are based on the Death  Benefit as of the date we receive all our  requirements  for paying a death  claim and are  satisfied that the death  claim can be paid.  These  requirements  include,  but are not limited to,  receipt of a valid  death  certificate  and information we need to make payments to all Beneficiaries.

We determine  the Death  Proceeds by first  subtracting  any Debt and any unpaid  charges due from the Death  Benefit.  We then add any interest amount required by law.  The Death Benefit will not be less than the Cash Value at any time.

What is the Death  Benefit?  The Death Benefit is the greatest of the Basic Death Benefit,  the Minimum  Required Death Benefit and the
Guaranteed  Minimum Death  Benefit,  as described in more detail  below.  The Death Benefit is determined as of the date we receive all our requirements for paying a death claim.

What is the Basic Death Benefit?  Do you offer  different Death Benefit  Options?  The Basic Death Benefit depends on which of the four
(4) Death Benefit  Options you select.  The Death Benefit  Options are Option I (Level),  Option II  (Variable),  Option III (Return of
Premium) and Option IV (Return of Premium  with  Interest),  as described  below.  Your choice of Death  Benefit  Option will produce a different Basic Death Benefit calculation as of the Policy Date and in the future.

         ------------------------------ ---------------------------------------------------------------------------------------------
             Death Benefit Option       BASIC DEATH BENEFIT
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                  Option I -              Specified Amount
                     LEVEL
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                  Option II -             Specified Amount plus the Account Value
                   VARIABLE
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                 Option III -             Specified Amount, plus total Premium paid* less net withdrawals
               RETURN OF PREMIUM
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                  Option IV -             Specified Amount, plus total Premiums paid* less net withdrawals with each Premium
            RETURN OF PREMIUM WITH        payment and withdrawal accumulated at a compound annual interest rate from the date
                   INTEREST               applied until the date of due proof of death.  We offer a range of interest rates for the
                                          Policy owner to choose from.
         ------------------------------ ---------------------------------------------------------------------------------------------

         * With  respect to Option III and  Option IV, we will only  consider  Premiums  paid and any annual  interest  accumulated  on
         Premium  (Option IV only) on or before Age 70.  Following  Age 70, the Basic  Death  Benefit  for  Options  III and IV will be fixed.  Total  Premiums will not include  Premiums paid for any optional  benefits that we may make  available.  Special rules also apply for Policies that result from an exchange of an existing life insurance policy.

What is the  Specified  Amount?  The  Specified  Amount is a  measuring  device we use in  determining  the Death  Benefit  before  the
Insured's  Age 100. On your  Application,  you indicate the  Specified  Amount you want us to issue for your Policy.  We may issue that amount,  or we may offer to issue a lower  Specified  Amount if the  Insured(s)  do(es) not  qualify  for the amount you seek under our underwriting  rules.  The  minimum  Specified  Amount is  currently  $50,000 for a single  life  Policy and  $100,000  for a joint life
Policy.  The Specified  Amount  remains  level unless you request an increase or decrease and we agree to such a change.  Under certain circumstances, a partial withdrawal may also reduce the Specified Amount, as discussed in the section on Partial Withdrawals.

What is the Minimum  Required  Death  Benefit?  The Minimum  Required  Death Benefit is the minimum  amount that must be payable at the
Insured's  death,  before  reduction for any Debt, for the Policy to be treated as life insurance under the Code. The Minimum  Required
Death Benefit  changes as the Account Value changes.  We determine the Minimum  Required Death Benefit by multiplying the Account Value by factors that vary by the attained Age,  gender (where  permitted),  tobacco usage class and risk class of each Insured.  The factors will also differ  depending on the applicable  test you elect for your Policy to qualify as life insurance  under the Code.  When there are joint  Insureds,  the factors used to determine  the Minimum  Required  Death  Benefit are based on an actuarial  derivation of the factor  applicable  for each  Insured.  The gender and risk class of the Insured does not change,  so the only element that changes the factors and effects the Minimum  Required Death Benefit after the Policy Date is the aging of the Insured,  unless you apply for and we agree to a change in tobacco  usage  class.  The factors we may apply to  determine  the Minimum  Required  Death  Benefit are shown in
Appendix A in the Statement of Additional Information.

What is the Guaranteed  Minimum Death Benefit?  The Guaranteed  Minimum Death Benefit is used to determine the Death Benefit when it is greater than the Basic Death Benefit,  based on the Death Benefit Option you chose, and the Minimum  Required Death Benefit,  according to the applicable  test you elect for your Policy to qualify as life  insurance  under the Code.  There is no Guaranteed  Minimum Death
Benefit beyond Age 100 of the Insured, or if the policy terminates before the Insured's death.

On the Policy Date: the Guaranteed Minimum Death Benefit equals the initial Premium.
------------------
After the Policy Date and until the first Policy  Anniversary:  the Guaranteed Minimum Death Benefit is the total of all Premiums paid,
-------------------------------------------------------------
less any partial withdrawals.
After the first Policy  Anniversary but before the "target date":  (the Policy  Anniversary when the Insured is Age 75), the Guaranteed
----------------------------------------------------------------
Minimum  Death  Benefit is the higher of the total of all  Premiums  paid less all partial  withdrawals  and the  highest  "Anniversary
Value," which is the Account Value on any Policy Anniversary less all subsequent partial withdrawals.
On or after the "target date":  the  Guaranteed  Minimum Death Benefit is the higher of the total of all Premiums paid less all partial
-----------------------------
withdrawals  and the highest  Anniversary  Value as of the "target  date," less all  partial  withdrawals  after the "target  date." If there are two Insureds,  the  Guaranteed  Minimum Death Benefit ends based on the Age of the younger  Insured,  or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.
If the Insured is Age 75 or older on the Policy Date: the  Guaranteed  Minimum Death Benefit is the total of all Premiums paid less all
----------------------------------------------------
partial withdrawals.
If the Policy is issued for two (2)  Insureds:  the "target date" is based on the age of the younger  Insured,  or what would have been
---------------------------------------------
the age of the younger  Insured if the younger  Insured  predeceases  the older  Insured.  This also applies if, as of the Policy Date, the younger Insured is younger than Age 75.

Is there any age limit on the Death  Benefit?  Yes. On a single life Policy,  on or after the Policy  Anniversary  the Insured  attains
Age 100, the Death Benefit equals the Account Value. On a joint life Policy,  on or after the Policy  Anniversary the younger  Insured, attains or, if that person is deceased, would have been, Age 100, the Death Benefit equals the Account Value.

Does choosing  between Death Benefit  Options  affect  anything other than the Death Benefit?  Yes.  Certain Death Benefit  Options may
result in higher  monthly  charges.  Choosing a Death  Benefit  Option  affects  the Net Amount at Risk which can have an impact on the amount you pay in cost of  insurance  charges.  How these  charges  work are  discussed in more detail below in the section on "Costs."
An increase in charges has a negative  impact on the growth of your Account Value.  A decrease in charges has a positive  impact on the growth of your Account Value.

Who chooses which option to use? You choose the option on your  Application  for a Policy.  If you do not elect a Death Benefit  Option on your Application we will review the Application to determine if our  underwriting  requirements  are met.  However,  we will require you to elect Death Benefit Option I, II, III or IV prior to issuing a Policy.

May I change  the Death  Benefit  Option or the  Specified  Amount?  While the  Insured is alive,  you may  request to change the Death
Benefit Option or to increase or decrease the Specified Amount to meet changing needs or goals.

Any  change to the Death  Benefit  Option is  subject  to our  acceptance  and our rules,  which  include,  but are not  limited to the following:
Any change must take effect after the first Policy Year.
We only permit one such change per Policy Year.
We must receive the request In Writing at our Office.
We may require satisfactory  evidence of insurability for any change that prospectively  increases the Net Amount at Risk or any change to Death Benefit Option III or IV.
If evidence of  insurability  is required,  we will not accept the request if the  Insured(s) is over our then current  maximum age for issuing a Policy.
We may require you to sign an  acknowledgment  that you understand the impact or potential impact of the change on the tax treatment of your Policy,  particularly  if the change results or may result in your Policy becoming a MEC.  Changing  between Death Benefit Options also may have an impact on whether a Policy is treated as a MEC.  Therefore,  you should  consult with a competent  tax advisor  before requesting a change.
If we grant any such  request,  it will take effect on the Monthly  Processing  Day occurring on or  immediately  following the date we agree to such a change.
On the date the change takes  effect,  there will be no change in the Death  Benefit.  That means that,  if you change from Option I to
Option II, the Specified Amount will be reduced.

Any change to the Specified  Amount is subject to our rules,  which include,  but are not limited to the eight rules outlined above for changing the Death Benefit Option, plus the following additional rules:

The amount of any increase or decrease may not be less than $5,000.
The Specified Amount after any decrease may not be less than the minimum Specified Amount for your Policy.
No decrease in the Specified  Amount is permitted  during the first seven Policy Years or during the five calendar years  subsequent to any increase in Specified Amount.

What other parts of the Policy are affected if I change the Specified  Amount?  Increasing the Specified Amount initially  results in a higher  Death  Benefit,  unless  the  increased  Specified  Amount  would then not exceed the  Minimum  Required  Death  Benefit or the
Guaranteed  Minimum  Death  Benefit.  When the Death  Benefit is increased in this way, it initially  increases the Net Amount at Risk, and  therefore,  the cost of insurance  charge.  Decreasing  the  Specified  Amount  generally has the opposite  effects.  Changing the
Specified  Amount could affect the maximum  Premiums  you may pay, as well as the Maximum  Annual  Assessable  Premium.  Also,  if your policy is not deemed to be a MEC,  changing  the  Specified  Amount may affect how much  Premium you may  subsequently  pay without the
Policy becoming a MEC.

How are Death  Proceeds  paid and to whom are they paid?  We pay the Death  Proceeds as a lump sum or in  accordance  with the terms of whatever  settlement  options we then make available to  Beneficiaries.  Generally,  Beneficiaries  can choose a lump sum or one of the settlement  options we make  available.  However,  you may choose the  method of  payment  for your  Beneficiaries  if you notify us In
Writing before the Insured's death as to how you want the Death Proceeds to be paid.

ACCELERATED DEATH BENEFIT

What is an accelerated  death benefit?  An  accelerated  death benefit is pre-payment to the Owner of a portion of the Death  Proceeds.
The maximum we will pay,  before any  reductions,  is 50% of the Death Benefit or $250,000,  whichever is less. The actual amount to be paid is reduced by a 12-month  interest rate discount  (currently 6.0%) and a pro-rata portion of any Debt, based on the ratio by which the Death  Benefit  is reduced  as a result of the  payment  of the  accelerated  death  benefit.  We  reserve  the right to change the interest rate discount percentage.

How do I qualify for an Accelerated  Death Benefit?  We will only make such a payment once,  where allowed by law, based on the Owner's
                                                                                                                                -------
request.  The  Insured  may not request  such a payment  unless the  Insured is also the Owner.  We only make the payment if we receive all our  requirements.  Our requirements  include,  but are not limited to,  satisfactory  proof to us In Writing that the Insured (the last surviving  Insured if there are two Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the
Issue Date; or (b) as a result of an accident that  occurred  after the Issue Date. To the extent  permitted by law, we will change our procedures  in relation to this benefit or the  definition  of  terminally  ill or any other  applicable  term in order to maintain the tax-free status of any amounts paid out under this provision.

What  happens to the  remaining  benefits if American  Skandia  makes such a payment?  If we make such a payment,  we first  reduce the
Policy's  benefits and any Debt  proportionately.  For example,  if the Death Benefit  before such a payment is $200,000 and we make an accelerated  Death  Benefit  payment of  $50,000,  we reduce the Death  Benefit by the ratio of the payment to the then  current  Death
Benefit,  which in this case is by 25%, to $150,000.  We also reduce the Maximum Annual  Assessable  Premium.  You should consult a tax advisor on the tax  consequences  of such a payment.  Please refer to Appendix A for a  hypothetical  illustration  of the  accelerated death benefit provision.

COSTS

What kinds of charges are there for this Policy?  The Policy has three (3) different  categories  of charges:  (1)  transaction  costs, which are  charges we assess if and when you submit  Premium,  if you  surrender  or  withdraw  any amount from your Policy or when you transfer Account Value among investment options;  (2) periodic Policy costs, which are charges we deduct on a daily,  monthly or annual basis while you own the Policy,  excluding the Portfolio annual expenses;  and (3) Portfolio costs, which are charges deducted annually by each Portfolio.

How are charges  deducted?  The  transaction  costs when you submit Premium are assessed  against each Premium in relation to state and local  premium taxes we may incur on that  Premium,  and an amount in relation to our Federal  taxes.  Certain  transaction  costs upon surrender  are a percentage of the  Assessable  Premium,  while  transaction  costs upon partial  withdrawal  are assessed  against the investment  options  pro-rata in the same ratio as Account Value is being withdrawn from such  investment  options.  Transaction  costs upon transfer (if applicable) are deducted from amounts transferred pro-rata in the same ratio as Account Value being transferred.

The periodic  Policy costs include:  (1) charges that we deduct daily against  assets  maintained in the Separate  Account,  which only apply to the Account  Value you allocate to the variable  investment  options;  (2) charges we deduct  monthly from the Account  Value, which are due in all Policy Years until Age 100; and (3) charges that we deduct  monthly from the Account  Value only for the first ten
Policy Years.

Charges  deducted from Account Value are deducted from your investment  options  pro-rata based on the Account Value in each investment option.  If you maintain Account Value in more than one Fixed  Allocation in a Policy Year, any applicable  charges will be deducted on a  "last-in,  first-out"  basis,  starting  with the last Fixed  Allocation  that was made  prior to the  Monthly  Processing  Date the deduction is made.

The  Portfolio  costs are a percentage  of the  Portfolio's  daily net assets,  which are deducted  daily by each  Portfolio  before it provides American Skandia with the net asset value as of the close of business each day.

What are the  transaction  costs and when are they deducted?  We assess five types of  transaction  costs - the premium tax, "DAC" tax, contingent deferred sales charge, partial withdrawal transaction fee and the transfer fee.

Premium  tax:  The premium tax is a  percentage  of each  Premium in  relation  to state and local  premium  taxes we may incur on that
------------
Premium.  In most  jurisdictions  these rates range from 0% to 3.5% of each  Premium.  We deduct these  charges  before we allocate the net amount to the investment options.

"DAC" tax: Life insurance  companies are required to capitalize  certain  acquisition  expenses based on assumptions  under Section 848
---------
of the Code.  This has the effect of increasing  our current tax liability  over what it would be without this special  provision.  The tax  liability  created by the  deferral of these  acquisition  expenses is referred to as a "deferred  acquisition  cost" tax or "DAC"
tax. To reimburse us for this special  insurance  company tax at a rate we believe to be  reasonable in relation to the  liability,  we deduct an amount equal to 1.15% of each Premium.

Contingent  deferred sales charge:  The contingent  deferred  sales charge is a percentage of the  Assessable  Premium.  The contingent
---------------------------------
deferred sales charge  reimburses us for expenses related to sales and  distribution of the Policy,  including  commissions,  marketing materials and other  promotional  expenses.  It is charged if you surrender the Policy during the first seven (7) Policy Years,  unless the Policy  qualifies  for a  medically-related  waiver of these  charges,  as  discussed  in the section of this  Prospectus  entitled
"Medically-Related Waiver", or you surrender or withdraw Exempt Premiums.

The percentages that we assess against Assessable Premium upon a surrender are as follows:

         -----------------------------------
                 ISSUE AGE LESS THAN 65
         -----------------------------------
         ---------------------- ------------ ------------ ------------ ----------- ------------ ------------ ----------- ------------
              Policy Year              1            2            3            4           5            6            7           8+
         ---------------------- ------------ ------------ ------------ ----------- ------------ ------------ ----------- ------------
         ---------------------- ------------ ------------ ------------ ----------- ------------ ------------ ----------- ------------
              Percentage (%)           30           20           16          12           8            4            2           0
         ---------------------- ------------ ------------ ------------ ----------- ------------ ------------ ----------- ------------

         -----------------------------------
              ISSUE AGE 65+
         -----------------------------------
         ---------------------- ------------ ------------ ------------ ----------- ------------ ------------ ----------- ------------
              Policy Year              1            2            3            4           5            6            7           8+
         ---------------------- ------------ ------------ ------------ ----------- ------------ ------------ ----------- ------------
         ---------------------- ------------ ------------ ------------ ----------- ------------ ------------ ----------- ------------
              Percentage (%)           30           18           10           8           6            4            2           0
         ---------------------- ------------ ------------ ------------ ----------- ------------ ------------ ----------- ------------

Cost of  surrendering  the Policy:  In each  hypothetical  example,  we assume that neither the Specified  Amount nor the Death Benefit
Option is changed after the Policy Date, and that the Insured's Issue Age is 60.

|X|   Assume that the Maximum  Annual  Assessable  Premium is $10,000  and that  $10,000 of Premium was paid in each of Policy  Years 1 through 5, for a total of  $50,000.  Assume  further  that the Policy is being  surrendered  in Policy Year 6; and that at the time of surrender, the Account Value is $75,000.

         Given these facts,  the  Assessable  Premium  equals the Premiums paid. No amount paid in any Policy Year exceeded the Maximum
         Annual  Assessable  Premium.  The  contingent  deferred  sales charge for a surrender in Policy Year 6 is 4% of the Assessable
         Premium (4% of $50,000 or $2,000).  The amount payable upon surrender would be $75,000 less $2,000, which equals $73,000.

|X|   Assume that the Policy is an Exchange Policy and that the proceeds of the exchange were $50,000,  which was the initial  Premium.
         Assume further that the Maximum  Annual  Assessable  Premium is $10,000 and that $5,000 of subsequent  Premium was paid in the second Policy Year.  Assume  further that the Policy is being  surrendered in Policy Year 6 and that at the time of surrender, the Account Value is $85,000.

         Given these  facts,  the  Assessable  Premium is less than the Premiums  paid.  The amount of Premium paid in the first Policy
         Year over $10,000 is Exempt  Premium.  Since $50,000 was paid in the first Policy Year,  the amount of the Exempt Premium paid in that Policy Year was $50,000  minus  $10,000,  or $40,000.  There was no Exempt  Premium in the second  Policy Year,  since
         $5,000 is less than the applicable  Maximum  Annual  Assessable  Premium for the second Policy Year.  The contingent  deferred sales charge for a surrender  in Policy Year 6 is 4% assessed  against  $55,000 of Premium less $40,000 of Exempt  Premium (4%
         of $15,000 or $600).  The amount payable upon surrender would be $85,000 less $600, which is $84,400.

Exception to the  contingent  deferred  sales charge and sales charge:  From time to time,  and to the extent  permitted by law, we may
---------------------------------------------------------------------
reduce the amount of the sales charge (See "What are periodic Policy costs and when are they  deducted?")  and the contingent  deferred sales charge,  the period during which such charges apply,  or both, when Policies are sold to persons or groups of persons in a manner that reduces sales  expenses.  We would  consider such factors as: (a) the size and type of group;  (b) the amount of Premiums;  and/or
(c) other transactions where sales expenses are likely to be reduced.

No sales charge or  contingent  deferred  sales  charge is imposed  when,  as of the Policy Date,  the Owner or the Insured of a Policy
issued pursuant to this Prospectus is a member of a designated  class,  including:  (a) any parent company,  affiliate or subsidiary of ours; (b) an officer,  director,  employee,  retiree, sales representative,  or in the case of an affiliated broker-dealer,  registered representative of such company; (c) a director,  officer or trustee of any underlying mutual fund; (d) a director,  officer or employee of any investment  manager,  sub-advisor,  transfer agent,  custodian,  auditing,  legal or  administrative  services  provider that is providing investment  management,  advisory,  transfer agency,  custodianship,  auditing,  legal and/or  administrative  services to an underlying  mutual  fund or any  affiliate  of  such  firm;  (e) a  director,  officer,  employee  or  registered  representative  of a broker-dealer  or  insurance  agency  that has a then  current  selling  agreement  with us and/or  with  American  Skandia  Marketing,
Incorporated;  (f) a director,  officer,  employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other services; (g) the then current  spouse of any such person noted in (b) through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i)
the  child(ren) or other legal  dependent  under the age of 21 of any such person noted in (b) through (h) above;  and (j) the siblings of any such persons noted in (b) through (h) above.

You must  notify  us at the time you  apply  for the  Policy  if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether  you  qualify as a member of the  designated  class.  Failure to inform us that you  qualify as a member of the  designated  class may result in your Policy being subject to the  contingent  deferred  sales charge and sales charge as described above.

Partial  withdrawal  transaction fee: We charge $25.00 as a transaction fee for each partial  withdrawal unless the partial  withdrawal
------------------------------------
qualifies as a medically-related withdrawal.  This amount is deducted separately from your Account Value.

Transfer fee: We charge a $10.00  transfer fee for every  transfer after the 20th in each Policy Year.  This includes  transfers into a
------------
Fixed  Allocation and any transfers from a Fixed  Allocation  unless the transfer occurs on a Policy  Anniversary.  It does not include transfers  made as part of any dollar cost  averaging  program we offer.  For this  purpose,  all transfers  occurring  during the same
Valuation Period are considered one transfer.  We assess the transfer fee at the time any transfer is made that is subject to the fee.

What are the  periodic  Policy costs and when are they  deducted?  We assess four types of periodic  Policy  costs,  which  include the sales charge, the cost of insurance charge, the mortality and expense risk charge, and the administration charge.

Sales  charge:  We deduct the sales charge  during the first ten (10) Policy  Years.  It is a percentage  of your Account  Value and is
-------------
the  equivalent  of 0.40% per year.  We deduct  this  charge  from your  Account  Value on each  Monthly  Processing  Day.  This charge compensates  American  Skandia for expenses related to sales and  distribution of the Policy,  including  underwriting and Policy issue costs, commissions, marketing materials and other promotional expenses.

There are  certain  circumstances  which may result in  reduction  or  elimination  of the sales  charge.  These are  exactly  the same circumstances  that may result in reduction or elimination of the contingent  deferred sales charge,  as described above in response to the question "What are transaction costs and when are they deducted?"

Cost of insurance  charge:  The monthly cost of insurance  charge is determined by  multiplying  the current  monthly cost of insurance
-------------------------
rate by the Net Amount at Risk.  To that  amount we add a cost of  insurance  fee,  currently  $12.00.  The current  cost of  insurance rates and cost of insurance fee are subject to change;  however,  the combination will not exceed the product of the guaranteed maximum cost of insurance charge multiplied by the Net Amount at Risk.  The cost of insurance charge is not a constant dollar amount.

Please  note that in  calculating  the Net Amount at Risk,  the Death  Benefit  that would then apply is the highest of the Basic Death
Benefit (which depends on the Death Benefit Option you choose),  the Minimum  Required Death Benefit,  or the Guaranteed  Minimum Death
Benefit.  The cost of insurance  rates  increase as the Insured ages,  although the rates may not increase each Policy Year. We reserve the right to vary the rates per thousand of Net Amount at Risk based on either the Net Amount at Risk or on the Specified Amount.

We reserve the right to adjust current monthly cost of insurance rates by an underwriting  factor.  As of the date of this  Prospectus, we were not making any such adjustments.

The  guaranteed  maximum  monthly cost of insurance  charges for Policies  with one Insured are shown in Appendix B in the Statement of
Additional  Information.  The current  monthly cost of insurance  rates as of the date of this Prospectus for Policies with one Insured are shown in Appendix C in the Statement of Additional  Information.  Corresponding  rates for two proposed Insureds are available from us upon request.  A detailed  explanation of how we calculate the current  monthly cost of insurance  charges and a sample  calculation are provided in Appendix D in the Statement of  Additional  Information.  These amounts will differ for Insureds in a substandard  risk class.

The guaranteed  maximum cost of insurance  charge is different at each Age. The guaranteed  maximum cost of insurance charge depends on the tobacco usage class and risk class of each Insured.  We base the guaranteed  maximum cost of insurance  charges on the sex distinct
1980  Commissioners  Standard Ordinary Ultimate  Mortality  Smoker/Non-Smoker  Table, age last birthday.  However,  if required by law, unisex  charges will apply,  and we will use a unisex  variation of that table.  If we use unisex  rates,  generally  cost of insurance charges will  increase for females and will  decrease for males.  Charges for  substandard  risk classes are based on a multiple of the table rates.

Mortality  and expense  risk charge:  We assess a mortality  and expense risk charge  against the assets in the Separate  Account.  The
-----------------------------------
mortality  and expense  risk charge is 0.90% per year for Policy Years 1 through 15 and 0.25% for Policy  Years 16 and  thereafter.  We assess this charge each Valuation Period against the daily value of each Sub-account.

The mortality and expense risk charge is assessed for mortality  risk and expense risk.  The mortality  risk American  Skandia  assumes is that the  Policy's  cost of  insurance  charge  will be  insufficient  to pay claims and that the  insured  will not live as long as expected.  The expense risk we assume is that the expenses  incurred in issuing,  distributing and administering the Policy will exceed the administration charge.

In summary,  the charges cover the risk that our  assumptions  about the mortality  risks and expenses  under this Policy are incorrect and that we have agreed not to increase these charges over time despite our actual costs.

Administration   charge:  We  assess  an  administration  charge  for  costs  associated  with  operating  the  Separate  Account.  The
-----------------------
administration  charge is equal to 0.25% per year.  We assess  this  charge  each  Valuation  Period  against  the daily  value of each
Sub-account.  The  administration  charge  covers  administrative  costs  associated  with  providing  the Policy  benefits,  including preparation of the policy,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees, as well as, various related  expenses.  We may increase the  administration  charge;  however,  any increase will only apply to Policies issued after the date of the increase.

American  Skandia may make a profit on the mortality and expense risk charge and the  administration  charge if, over time,  the actual cost of providing  the  guaranteed  insurance  obligations  under the Policy are less than the amount we deduct for the  mortality  and expense risk charge and the  administration  charge.  To the extent that we make a profit on the  mortality and expense risk charge and the administration  charge, such profit may be used for any other corporate purpose,  including payment of other expenses that American
Skandia incurs in promoting,  distributing,  issuing and  administering the Policy. We reserve the right to assess the Separate Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

What are the  Portfolio  annual  costs and when are they  deducted?  We do not assess any  charges  directly  against  the  Portfolios.
However,  each Portfolio charges a total annual fee comprised of an investment  management fee, operating expenses and any distribution and service  (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia with the net asset  value as of the close of  business  each day.  More  detailed  information  about fees and  charges  can be found in the prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Portfolios".

Do you offer special  arrangements for corporate or other  purchasers?  To the extent permitted by law, for corporate or other group or sponsored  arrangements  purchasing  one or more  Policies,  we may reduce the amount of the mortality  and expense risk charge,  sales charge and the contingent  deferred sales charge,  the period during which such charges apply, or both,  where the expenses  associated with the sale of, or the underwriting or other  administrative costs associated with the Policies are reduced.  Sales,  underwriting or other  administrative  expenses may be reduced based on such factors as expected  economies  resulting  from a corporate  purchase or a group or sponsored  arrangement,  the amount of initial and/or expected Premiums or other  transactions where sales expenses are likely to be reduced.  We may also alter the terms of certain Policy  provisions,  including the availability of death benefit options and the
Cash Value Credit  provision  for these types of  purchasers.  We will not  discriminate  unfairly  between  purchasers  if and when we reduce  any of the  charges  discussed  above,  make  changes  to the  duration  such  charges  will apply or alter the terms of Policy provisions.

VARIABLE INVESTMENT OPTIONS

What are the investment  objectives and policies of the variable investment  options?  Each variable investment option is a Sub-account of American Skandia Life Assurance  Corporation  Separate Account F. Each Sub-account invests exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also  provides  a short  summary description  of each  Portfolio's  investment  objective (in italics) and a summary  description of their key policies to assist you in determining which Portfolios may be of interest to you.  There is no guarantee that any Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those  portfolios  whose name includes the prefix "AST" are  Portfolios of American  Skandia  Trust.  The  investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated  company of American Skandia.  However,  a sub-advisor,  as noted below, is engaged to conduct  day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available  as  Sub-accounts  under the Policy are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly  traded  mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual  funds.  The current  prospectus  and statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling 1-800-752-6342.

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Policy Owners and/or their authorized  investment  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Dollar cost averaging,  asset  allocation and rebalancing  programs that were effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital      Strong Capital
                    growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative
                    valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation,     Management, Inc.
                    management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term     William Blair &
                    growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different
      EQUITY        countries,  excluding the United States.  The Portfolio invests primarily in companies selected for their growth  potential.  Securities are generally  selected  without regard to any defined
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
                    achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
  GLOBAL EQUITY     (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The     Pilgrim Baxter &
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.     Associates, Ltd.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
SMALL CAP GROWTH    AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of      Deutsche Asset
                    investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for
                    earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller   Federated Investment
SMALL CAP           companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Counseling/Federated
GROWTH              Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's    Global Investment
                    strategies with respect to security analysis,  market  capitalization and sector allocation are     Management Corp.
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
 SMALL CAP VALUE    based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at   Goldman Sachs Asset
                    least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,        Management
                    less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not
                    appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow     Investors, Inc.
                    or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
SMALL CAP VALUE     AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but     Management, Inc.
                    which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital   Goldman Sachs Asset
                    growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities  selected for their growth  potential,  and normally invests at least 80% of its net assets in medium-sized  companies.  For purposes of the Portfolio,  medium-sized  companies are those whose market  capitalizations  (measured at the time of investment) fall within the range of companies  in the  Standard & Poor's  MidCap 400 Index.  The  Sub-advisor  seeks to identify
                    individual  companies with earnings  growth  potential that may not be recognized by the market        Management
                    at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions,     Neuberger Berman
                    the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing       Incorporated
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented        Management
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are       Incorporated
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
                    equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
SECTOR              companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market      Massachusetts
                    conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts, of companies that the  Sub-advisor  believes offer better than average  prospects for long-term
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes are experiencing  favorable demand for their products and services,  and which operate        Management
                    in a favorable  competitive  and  regulatory  environment.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in
 LARGE CAP GROWTH   the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to      Deutsche Asset
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate      Cohen & Steers
                    securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio will invest  substantially all of its assets in the equity securities of real estate companies,
      (REIT)        i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking to outperform  the S&P 500, the
                    Sub-advisor  starts with a portfolio of stocks  representative of the holdings of the index. It
                    then uses a set of fundamental  quantitative  criteria that are designed to indicate  whether a   Sanford C. Bernstein
  MANAGED INDEX     particular  stock will  predictably  perform  better or worse than the S&P 500.  Based on these        & Co., LLC
                    criteria, the Sub-advisor determines whether the Portfolio should over-weight,  under-weight or hold a neutral  position in the stock  relative to the proportion of the S&P 500 that the stock represents.  In addition,  the  Sub-advisor  also may determine that based on the  quantitative criteria,  certain equity securities that are not included in the S&P 500 should be held by the
                    Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Capital  Income:  seeks capital  growth and current income while  following  sound   INVESCO Funds Group,
                    investment  practices.  The Portfolio seeks to achieve its objective by investing in securities that are expected to produce  relatively high levels of income and consistent,  stable returns.
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be           Inc.
                    invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
BALANCED            AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by      Deutsche Asset
                    investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").
                    The Portfolio seeks to achieve its investment objective by investing in different  combinations of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are
                    allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such     Management, Inc.
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
BALANCED            equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including   International, Inc.
                    derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified   Federated Investment
                    portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
EMERGING MARKETS    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under     Montgomery Asset
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are maintained  in at least six  countries at all times and no more than 35% of total assets in any
                    single one of them.                                                                                 Management, LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective    Wells Fargo Funds
                    by investing in a  diversified  portfolio  composed  primarily of equity  securities  that have positive  appreciation  potential  and trade at low  valuation,  as measured  against the stock market as a whole or against the  individual  stock's own price  history.  Under normal  market conditions,  the  Portfolio  invests  primarily  in common  stocks  of large,  well-established companies  with  market  capitalization  exceeding  $3  billion  or more and up to 25% of total assets in foreign  companies  through  ADRs and similar  investments.  The  Portfolio  may also
                    invest in debt  instruments  that may be  converted  into the  common  stocks of both U.S.  and     Management, LLC
                    foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and above-average  dividend income. Under normal market conditions,  the Portfolio invests at least
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily  Rydex Global Advisers price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500  (f/k/a PADCO Advisors
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any        II, Inc.)
                    decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate  Rydex Global Advisers
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the  (f/k/a PADCO Advisors
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an        II, Inc.)
                    inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other
   STRATEGIC OR     instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio   INVESCO Funds Group,
                    normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies  that are leaders in attractive  growth markets with a history of strong returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show
                    accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and           Inc.
                    other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio   INVESCO Funds Group,
                    normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT           Inc.
                    infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals, biotechnology and healthcare  providers and service companies.  The investment advisor attempts
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care           Inc.
                    companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and government-sponsored  agencies) and suppliers to financial services  companies.  The investment advisor seeks  companies which it believes can grow their revenues and earnings in a variety of
                    interest  rate  environments  - although  securities  prices of  financial  services  companies           Inc.
                    generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite
                    communications,  television and movie programming,  broadcasting and Internet access. Normally,
                    the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different           Inc.
                    countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative   Management Company,
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and           LLC
                    established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's investment  adviser  principally  chooses  companies which it expects will experience growth in
                    earnings and price, and which have small market  capitalizations  (i.e.  companies whose market   Management Company,
                    capitalizations  fall  within  the  range  tracked  by the  Russell  2000  Index at the time of           LLC
                    purchase).  The Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market conditions,  business  developments  and  economic  trends.  During  this review  process,  the
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead   Management Company,
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may           LLC
                    also invest up to 25% of its assets in foreign securities.
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  INTER-NATIONAL    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP  PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL POLICY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS  RECOMMENDED  THAT ONLY THOSE POLICY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
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--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a
     S&P 500        half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R) ProFund Advisors LLC
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
    NASDAQ 100      successful in meeting its objective,  it should gain approximately  twice as much as the growth   ProFund Advisors LLC
                    oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide        Prudential
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose     Investments LLC/
                    earnings are growing at a faster rate than other companies and that have  above-average  actual   Jennison Associates
                    and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational           LLC
                    characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are trademarks of the  McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

FIXED ALLOCATIONS

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The Policy offered pursuant to this Prospectus  includes Fixed  Allocations.  These Fixed  Allocations are not registered as a security with the Securities and Exchange  Commission  under either the Securities Act of 1933 or the Investment  Company Act of 1940. The Fixed
Allocations  are not  subject to these Acts.  Information  about the Fixed  Allocations  is  included  in this  Prospectus  to help you understand  the  features of the Policy.  The staff of the  Securities  and Exchange  Commission  has not  reviewed  this  information.
However,  the information may be subject to certain generally  applicable  provisions of the Federal securities laws regarding accuracy and completeness. The assets supporting Fixed Allocations are held in American Skandia's general account.
---------------------------------------------------------------------------------------------------------------------------------------

How does  American  Skandia  determine  the interest  rate for Fixed  Allocations?  We determine  the interest  rate we credit to Fixed
Allocations  based on our  assessment  of the earnings we expect to achieve when  investing to support  these  obligations,  our costs, competition,  profit  targets and other  factors.  We have sole  discretion  to determine  the rates.  However,  the interest rate will never be less than 3.0% per year, compounded yearly.

What  charges  apply to the Fixed  Allocations?  No specific  fees or expenses are deducted  when  determining  the rate we credit to a
Fixed  Allocation.  However,  for some of the same reasons that we deduct the mortality and expense risk charge and the  administration charge against  Account Value  allocated to the  Sub-accounts,  we also take into  consideration  mortality,  expense,  administration, profit and other factors in  determining  the interest  rates we credit to Fixed  Allocations.  Any  contingent  deferred  sales charge applies to amounts that are taken from the variable investment options or the Fixed Allocations.

ACCOUNT VALUE AND CASH VALUE

What is the Account  Value?  The Account Value is the value of a Policy before any deduction for any  contingent  deferred sales charge and any Debt. It is the total of the Account Value allocated to each  Sub-account and any Fixed  Allocations  plus any Account Value in the Loan Account.  You may allocate Account Value to the variable  investment  options,  each of which is a Sub-account of the Separate
Account,  or to Fixed  Allocations.  Any  portion  of the  Account  Value  maintained  in the Loan  Account  serves as  collateral  for outstanding Policy loans.

How do we determine the Account Value?

Variable  Investment  Options:  On each  Valuation  Date,  the Account Value in any variable  investment  option you utilize equals the
-----------------------------
number of Units of the  Sub-account  you own  multiplied  by the current  Unit Price for the  Sub-account.  When you  allocate all or a portion of the  Premium to an  investment  option or when you  transfer  Account  Value into a variable  investment  option,  Units are purchased  using the then current Unit Price.  When you take all or a portion of a distribution  or benefit from a variable  investment option or you  transfer  Account  Value from a variable  investment  option,  Units are sold at the then current Unit Price in order to fund that distribution, benefit or transfer.

Fixed  Allocations:  We credit a fixed rate of interest to Fixed  Allocations.  From time to time we declare  interest rates applicable
------------------
to new Fixed  Allocations.  Any change in interest  rate does not affect Fixed  Allocations  that were in effect before the date of the change.  If you  make a Fixed  Allocation,  we  credit  the rate  then in  effect  to that  Fixed  Allocation  until  the  next  Policy
Anniversary.  Once that Policy  Anniversary is reached,  we credit,  for the next Policy Year, the then current rate  applicable to new
Fixed  Allocations.  This  applies to all your Fixed  Allocations  then in effect.  During each  subsequent  Policy  Year,  the rate we credit for that Policy Year is the one then in effect for new Fixed Allocations.

Loan Account:  We credit interest to Account Value in the Loan Account at a rate  determined by whether the loan is a "preferred"  loan
------------
or a "standard"  loan, as described in the section entitled  "Loans." As of the date of this  Prospectus,  we currently credit interest to  Account  Value in the Loan  Account  at the rate of 6.0% per  year,  compounded  yearly  on  "preferred"  loans  and 5.85% per year compounded  yearly on "standard"  loans.  However,  to the extent  permitted by law, we retain the right to credit less, but never less than 5.5% per year, compounded yearly.  See the section entitled "Loans" for a description of standard and preferred loans.

What is the Cash Value?  The Cash Value is the total Account Value less any contingent  deferred  sales charge,  unpaid charges and any
Debt.

Do I have to maintain a minimum Cash Value?  There must always be enough Cash Value so that, on any Monthly  Processing  Date, the Cash
Value is sufficient  to pay for the charges then due. If the Cash Value is  insufficient  to pay for the charges,  we send you a notice giving you a 61-day "grace  period" to send us a required  amount.  If the Cash Value at the end of the grace period,  after  deduction for all  previously  unpaid  charges,  is zero or less,  the Policy ends without  value,  unless you are  eligible  for the  guaranteed continuation provision.  This provision is discussed in the section "Keeping the Policy In Force".

CASH VALUE CREDITS

What are Cash Value  Credits?  Cash Value  Credits are amounts we credit to your Account  Value based on growth in your  Policy's  Cash
Value OR based on the total amount of your  Premium  payments.  We determine if your Policy is eligible for Cash Value  Credits on each
Policy  Anniversary.  Once your Policy  qualifies to receive Cash Value  Credits,  we will credit 0.50% of your  Policy's Cash Value to your Account Value on each Policy Anniversary thereafter.

How does my Policy  qualify for Cash Value  Credits?  You can  qualify  for Cash Value  Credits  based on your  Policy's  Cash Value or cumulative Premiums.  To qualify for Cash Value Credits as of any Policy Anniversary:

|X|   the Cash Value of your Policy must equal or exceed 200% (2X) of the Premiums you have paid as of the Policy  Anniversary date you
          ----------
         qualify; or

|X|   your Policy must have been in force for seven (7) years and the  cumulative  Premiums  (minus any Debt) paid prior to the seventh
                                                                       --------------------
         Policy  Anniversary  or prior to a later  anniversary  must equal or exceed  the sum of seven (7)  Maximum  Annual  Assessable
         Premiums.

NOTE:  The Cash  Value may be less than the  Account  Value due to the  contingent  deferred  sales  charge  and any Debt,  and will be affected by the investment  performance of the investment options, any partial withdrawals,  Debt and whether you pay back any loans or loan interest.

Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash  Value  Credits  out of our  general  account.  Cash
Value  Credits  primarily  reflect our return of a portion of the fixed annual  charges we deduct from the Separate  Account on a daily basis for all Policy  Owners.  For Policies that qualify to receive Cash Value  Credits,  the Credits are provided as an alternative to lowering the fixed annual charges.

We allocate any Cash Value Credits due on the applicable Policy  Anniversary to the variable  investment  options and Fixed Allocations in which  you  currently  maintain  Account  Value.  We make  the  allocations  pro-rata  based on the  Account  Value in the  variable investment  options and any Fixed Allocations on the applicable  Policy  Anniversary.  No allocation is made to the Loan Account.  Cash
Value Credits cannot be used to repay Debt.

TRANSFERS AND ALLOCATION SERVICES

May I transfer Account Value between  investment  options?  You may transfer Account Value between  investment  options,  but there are limits,  as well as potential  charges,  which are discussed  earlier in the question "What are the transaction costs and when are they deducted?"  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Are there any  limits on  transfers?  No  transfers  are  permitted  when the  Policy is in its "grace  period."  In order to  maintain
Account Value in an investment  option after  transferring a portion of your Account Value out of that  investment  option,  we reserve the right to  require  that there be at least $500 in such  investment  option  after the  transfer.  If, as a result of the  transfer, there would be less than $500 in an investment  option,  we reserve the right to transfer the  remaining  Account Value pro rata to the investment  option(s)  that you were  transferring  to. We retain the right to impose a limit of 20 free  transfers  per  Policy  Year, including  transfers involving Fixed Allocations.  Unless such a limit is in effect,  there is no limit on the number of transfers that only involve  variable  investment  options,  or the number of transfers from variable  investment  options to make Fixed  Allocations.
However,  we do limit each transfer from Fixed  Allocations that are to be effective on any day other than a Policy  Anniversary to the greater of 25% of the Account  Value in your Fixed  Allocations  or $1,000.  If you make such a transfer  from your Fixed  Allocations, you cannot make  another  such  transfer  until  either 90 days has passed or the next Policy  Anniversary  occurs.  We also retain the right to refuse or limit  transfers,  either for one Owner or a group of Owners,  if we believe there may be adverse  consequences  for other Owners.

We reserve the right to refuse  transfers,  either for one Owner or a group of Owners,  if we believe that: (a) excessive  trading or a specific  transfer  request or group of transfer  requests  may have a  detrimental  effect on Unit  Prices or the share  prices of the
Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or  redemption  of shares is to be  restricted because of excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario where either of the above could occur would be if the aggregate amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide notice if your transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

What are  allocation  services?  Allocation  services are  programs  that  automatically  transfer  Account  Value  between  investment options.  We may waive or reduce the minimum amounts  required for transfers noted above when your Policy is  participating  in certain allocation  programs,  including,  but not limited to, static rebalancing  programs.  However,  any limitations on transfers from Fixed
Allocations also apply if any allocation services are being utilized.

Does American  Skandia support  allocation  services?  We support dollar cost averaging and static  rebalancing.  Dollar cost averaging allows you to  systematically  transfer an amount  periodically  from one investment  option to one or more other  investment  options.
With static rebalancing,  you choose allocation  percentages for the Sub-accounts into which you allocate Account Value.  However, over time the performance of the variable investment options will differ,  causing your percentage  allocations to shift.  Periodically,  we will "rebalance" your allocations by transferring the appropriate  amount from the "overweighted"  Sub-accounts to the  "underweighted"
Sub-accounts  to return your  allocations  to the  percentages  you request.  We do not  currently  charge for  supporting  dollar cost averaging or static  rebalancing.  However,  we only offer to support such  allocation  programs  according to our rules.  While we are offering to support these programs as of the date of this Prospectus, we do not guarantee to support these programs at all times.

We may  also  provide  administrative  support  for  various  allocation  programs  that  may be  made  available  by  your  investment professional.  These may include  various asset  allocation  programs.  We only offer to support such programs  according to our rules.
These rules may include,  but are not limited to, receipt of your  authorization  In Writing  permitting a investment  professional  to make transfers  between  investment  options on your behalf,  or to enroll your Policy in one of the  allocation  programs for which we provide administrative support.  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Any  investment  professional  you  authorize may or may not be appointed by us as our agent for the sale of Policies.  However,  we do not engage any agent of record or any third  parties to offer  investment  allocation  services of any type,  so that  persons or firms offering such services do so  independent  from any agency  relationship  they may have with us for the sale of Policies.  We therefore take no  responsibility  for the investment  allocations and transfers  transacted on your behalf by such third parties,  in accordance with any allocation programs employed by such third parties or any investment  allocation  recommendations  made by such third parties.
While we offer  support for a number of these  programs as of the date of this  Prospectus,  we do not support all such programs and do not guarantee to always  continue  support for those programs we currently  support or may support in the future.  We do not charge you for the administrative support we provide to these third parties.

LOANS

When can I take a loan?  We offer  loans  using your  Account  Value as  collateral.  Where  permitted  by law, we reserve the right to limit the number of loans in each Policy  Year.  The Insured  must be alive when you take a loan (if there are two  Insureds,  at least one must be alive when a loan is taken).  Subject to our rules,  on the Policy Date we will  establish a loan equal to the  outstanding indebtedness on previous life insurance exchanged for a Policy.

Is a loan  tax-free?  We do not treat loans as a  distribution  and  therefore do not report any taxable  income unless we believe your
Policy should be treated as a MEC.  The actual treatment of the loan will depend on your particular circumstances.

How much is available  for a loan?  The maximum  amount  available  as a loan is equal to 90% of your  current Cash Value.  The minimum amount you may borrow is $1,000.

What  happens to the  Account  Value if I take a loan?  When you take a loan,  we  transfer  Account  Value  equal to the amount of the loan into the Loan  Account.  Account  Value in the Loan Account is  maintained  in our general  account.  Unless you give us different instructions,  we move Account Value from the variable  investment  options and the Fixed  Allocations  in the same  proportion as your
Account Value in the investment options on the Valuation Date we move such Account Value.

The impact of a loan on your  Account  Value may be positive or  negative.  At the time a loan is taken,  there is no impact.  However, if the interest  rate  credited to Account  Value in the Loan Account is greater than what would be earned in the  investment  options, the loan will have a positive  impact on your Account  Value.  If the interest  rate  credited to Account  Value in the Loan Account is less than what would be earned in the investment  options,  the loan will have a negative impact on your Account Value.  Because a loan can impact the Account Value, it may also have an impact on the Minimum Required Death Benefit and, possibly, the Death Benefit.

What are  "preferred  loans" and  "standard  loans"?  We determine  what portion of a loan is a "preferred  loan" and what portion is a
"standard loan" at the time you take the loan.  Whether a loan is "preferred" or "standard"  depends on the amount of the loan relative to your  Policy's  Cash Value.  Loans of 25% or less of the  Policy's  Cash Value are treated as  "preferred"  loans.  Loans of greater then 25% of the Policy's Cash Value are treated as "standard"  loans.  We determine  whether your loan should be treated as "preferred"
or "standard" at the time it is made based on the  cumulative  amount of  outstanding  loans at that time. A loan retains its character as "preferred" or "standard" until it is repaid.

What is the interest  rate charged on loans?  We charge  interest on  "preferred"  and  "standard"  loans at the rate of 6.0% per year, compounded  yearly, in arrears.  Each Policy  Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

Does  Account  Value in the Loan  Account  earn  interest?  We  currently  credit  interest  to  Account  Value in the Loan  Account on
"preferred"  loans at the rate of 6.0% per year,  compounded  yearly. We currently credit interest to Account Value in the Loan Account on "standard" loans at the rate of 5.85% per year,  compounded  yearly.  However,  with respect to "preferred" and "standard" loans, to the extent permitted by law, we retain the right to credit less, but never less than 5.5% per year, compounded yearly.

Once a loan is taken,  does  American  Skandia  ever  require  more  collateral  in the Loan  Account?  Yes.  The Loan  Account acts as collateral  for any loans from us. We  monitor  the Debt and the  Account  Value in the Loan  Account to ensure  that they are equal to each other.  Therefore,  on each Policy  Anniversary  we equalize the Debt and the Account  Value in the Loan  Account.  If the Debt is
larger due to outstanding  loan interest,  we transfer Account Value equal to the difference  pro-rata from the investment  options and add it to the Loan Account.

We also match up the Debt and the Loan  Account when you repay any portion of the Debt.  If the Account  Value in the Loan Account then exceeds the Debt, we transfer the excess  pro-rata to the  investment  options  which you are  utilizing at that time.  Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

Am I required  to repay my loan?  What  happens at the  Insured's  death if I have not repaid the loan?  You are not  required to repay the loan while the Insured is alive,  except if you request  reinstatement if the Policy lapses.  If there is any outstanding Debt when
Death Proceeds are due, we subtract the Debt from the Death Benefit as part of the calculation of the Death Proceeds.

What happens if I repay any portion of the loan?  The amount of Debt is reduced by the amount of any loan  repayment.  Loan  repayments are used to repay  "standard"  loans first and "preferred"  loans only after all outstanding  "standard"  loans have been repaid.  Loan repayments reduce the amount of principal and loan interest  proportionately  based on the ratio between principal and loan interest as of the  Valuation  Date the loan  repayment is applied.  We allocate any loan  repayment to the variable  investment  and fixed options pro-rata based on the Account Value in each investment  option as of the Valuation  Period we receive your loan  repayment.  Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

May I borrow  from the Policy to make  Premium  payments?  No. We will not accept  instructions  to borrow from your Policy and use the loan to make Premium payments.

If I have an  outstanding  loan and send in money,  do you use it to repay the loan or do you consider it a Premium  payment?  We treat such funds as Premium or loan repayment in accordance with your instructions,  to the extent such instructions  comply with limitations such as the then  applicable  maximum  Premium for the Policy.  If you send us funds and do not specify whether the money is to be used as a Premium or to repay a loan,  we treat the money as a Premium  payment  to the  extent  such  amount  does not  exceed the  maximum
Premium then allowed.  We will return to you any amount that exceeds the maximum Premium then allowed.

Can I  transfer  a loan from a prior  policy on an  exchange?  Subject  to our rules,  we will  establish  a loan on a Policy  that you purchase as part of an exchange  that is not subject to current  taxation in  accordance  with  Section 1035 of the Code.  However,  we will charge the premium  tax and DAC tax on the amount of this  "inherited"  loan as if it was  received  as Premium.  For  purposes of determining the Assessable Premium, the amount of the inherited loan will not be treated as an Exempt Premium.

The amount of this inherited loan in your Policy when  established  will be equal to the loan that was in effect before you surrendered your prior policy.  As of the Policy Date, your Account Value will reflect any  transferred  "Premium" plus the amount of the inherited loan.  That portion of your Account  Value equal to the inherited  loan amount will be allocated to the Loan Account as collateral  for the loan.  By  reflecting  the  inherited  loan amount in the Account  Value,  the sum of the  Specified  Amount and the Account  Value
initially will be more under Death Benefit Option II than it would be without the loan.  Also,  there will be a corresponding  increase in the Minimum  Required Death Benefit.  In addition,  for purposes of determining the Guaranteed  Minimum Death Benefit,  we will deem the  "Premium" to be the amounts paid plus the loan amount as of the Policy Date.  All charges that are  calculated  as a percentage of your Account Value will increase  because the Account  Value will reflect the amount of the loan  allocated to the Loan Account.  Loans established as part of a 1035 exchange will be treated as "preferred" loans (See "Loans" for a complete description.)

Withdrawals of amounts to pay loans  transferred  to an Exchange  Policy from any prior policy may have adverse  taxable  consequences.
You should  consult your tax advisor  before  purchasing  an Exchange  Policy with the  intention  to make such a withdrawal  or before requesting such a withdrawal.

PARTIAL WITHDRAWALS AND SURRENDERS

When can I make a partial  withdrawal?  The Policy has a limited  amount of  liquidity  during the first  seven (7) years.  During that period, you can only make withdrawals under certain  medically-related  circumstances or from Premium amounts made in excess of certain limits.  You may not make a partial  withdrawal of less than $1,000 and the Cash Value  subsequent to a partial  withdrawal  must be at least  $1,000.  We allow  partial  withdrawals  while the  Insured  is alive up to a maximum of 90% of the Cash  Value,  subject to the following limitations in the first seven (7) Policy years:

We only permit a partial withdrawal if:
1.    such a withdrawal  meets the  requirements  for a  medically-related  waiver,  as described  in the section  "Medically-  Related
                   Waiver"; or
2.    the  withdrawal  is of  amounts  that  cumulatively  do not  exceed the total of any  Exempt  Premiums  less the Exempt  Premiums previously withdrawn.

When can I surrender my Policy?  You can  surrender  your Policy after the end of the right to cancel  period as long as the Insured is alive.  If you surrender your Policy, we will pay you the Policy's Cash Value.

What happens to the Account  Value if I take a partial  withdrawal?  When you take a partial  withdrawal,  we reduce your Account Value by an amount equal to the amount of the partial  withdrawal.  Unless you give us  different  instructions,  we take Account  Value from the variable  investment  options and the Fixed  Allocations in the same proportion as your Account Value in the investment  options on the Valuation Date we take such Account  Value.  If you have multiple  Fixed  Allocations,  amounts are taken on a "last in, first out"
basis.  Any Account Value in the Loan Account is not available for a partial withdrawal.

Is there a charge for a partial withdrawal?   We charge a $25.00 transaction fee on any partial withdrawal.

Does a partial  withdrawal  affect the Death  Benefit?  A partial  withdrawal  will have an immediate  impact on the Death  Benefit.  A partial  withdrawal  always  reduces the Minimum  Required Death  Benefit,  because the Minimum  Required Death Benefit is based on the
Account  Value.  A partial  withdrawal  also results in a reduction to the  Guaranteed  Minimum Death  Benefit.  If you are using Death
Benefit  Option I, III or IV,  the Basic  Death  Benefit is  reduced  by the  lesser  of:  (1) the  amount of the  partial  withdrawal, including the amount of the transaction  fee; or (2) the extent  required such that,  immediately  after such reduction,  the Specified
Amount equals the higher of the recalculated  Minimum Required Death Benefit and the recalculated  Guaranteed Minimum Death Benefit. If you are using Death Benefit  Option II, the  Specified  Amount is not reduced by a partial  withdrawal,  but the basic Death Benefit is reduced by the partial withdrawal plus the partial withdrawal transaction fee.

If a partial  withdrawal  occurs on or after Age 100, it reduces the Death Benefit by the exact amount of the partial  withdrawal  plus the partial withdrawal transaction fee, because on or after that Age the Death Benefit equals the Account Value.

MEDICALLY-RELATED WAIVER

What is a  medically-related  waiver?  A  medically-related  waiver is a waiver of the  contingent  deferred  sales  charge  that would otherwise  apply to a surrender.  A  medically-related  waiver also is the only context in which we permit a partial  withdrawal in the first seven Policy Years of amounts other than Exempt Premium.  No contingent  deferred sales charge or partial withdrawal  transaction fee applies to such a partial  withdrawal.  A  medically-related  waiver is  available  by rider to the Policy and is  currently  at no charge to you.

How do I qualify for a  medically-related  waiver?  We will waive the contingent  deferred  sales charge,  where allowed by law, if you provide us with proof  satisfactory  to us In Writing that the Insured (the last  surviving  Insured if there is more than one Insured)
has  continuously  been confined to a long term care facility,  such as a nursing home or a hospital,  as defined in the rider,  for at least a specified amount of time, and that such confinement started after the Issue Date.  Other requirements may apply.

Are  there  any  restrictions  on  medically-related  waivers?  We will  only  allow the  medically-related  waiver  on  amounts  up to
$500,000.  The $500,000  maximum will apply  regardless  of when taken,  on any life  insurance  policy or annuity  contract  issued by
American  Skandia where the Insured under this Policy is named as the Insured,  Owner or Annuitant  under the other policy or contract.
However, once we have approved a medically-related  waiver, should you choose to only take a partial withdrawal,  the waiver will apply to any subsequent  withdrawals or surrender,  subject to the $500,000  cumulative limit. NOTE: Where allowed by law, Policies issued to an Insured(s) in a substandard risk class may not be eligible for a medically-related waiver.

What happens to the remaining  benefits if American  Skandia makes such a payment in connection  with a partial  withdrawal?  A partial withdrawal  during the first seven  Policy  Years for which we grant a  medically-related  waiver has the same impact on the  remaining benefits that results from any other partial withdrawal. You should consult a tax advisor on the tax consequences of such a payment.

WHO IS AMERICAN SKANDIA?

American  Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states and the District of Columbia.  American  Skandia is a  wholly-owned  subsidiary  of American  Skandia,  Inc., whose ultimate  parent is Skandia  Insurance  Company Ltd., a Swedish  company.  Two of our  affiliates,  American  Skandia  Marketing,
Incorporated,  and American Skandia Information Services and Technology Corporation,  may provide certain administrative  functions for
us. We may also engage various  independent  firms to provide  various  administrative  functions for us. Another  affiliate,  American
Skandia Investment  Services,  Incorporated,  currently acts as the investment manager to American Skandia Trust, one of the underlying mutual funds whose Portfolios are available as variable investment options.  We currently engage Skandia Investment  Management,  Inc., an affiliate whose indirect parent is Skandia  Insurance Company Ltd., as investment  manager for our general account.  We are under no obligation to engage or continue to engage any investment manager.

American  Skandia is in the business of issuing  variable annuity and variable life insurance  contracts.  American  Skandia  currently offers the  following  products:  (a) flexible  premium  deferred  annuities  and single  premium  fixed  deferred  annuities  that are registered  with the SEC; (b) certain other fixed deferred  annuities that are not registered with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium  variable life insurance policy that is registered with the SEC. No company other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable  life insurance contracts.

On December 19, 2002,  Skandia  Insurance  Company Ltd. (publ),  an insurance company organized under the laws of the Kingdom of Sweden
("Skandia"),  and the ultimate parent company of American Skandia Life Assurance  Corporation  (the  "Company"),  announced that it has entered into a definitive  purchase  agreement with Prudential  Financial,  Inc., a New Jersey  corporation  ("Prudential  Financial"), whereby  Prudential  Financial will acquire the Company and certain of its affiliates.  American Skandia will remain fully  responsible for all of its  contractual  obligations  to Annuity  and Policy  Owners.  Your  rights  under your  Policy will not be affected by the sale.

Consummation  of the  transaction is subject to various  closing  conditions,  including  regulatory  approvals,  filing under the Hart
Scott-Rodino  Antitrust  Improvements  Act and approval by the board of directors and  shareholders  of the mutual funds advised by the
Company's affiliates.  The transaction is expected to close during the second quarter of 2003.

SEPARATE ACCOUNT F

The benefits  provided by the Policy are our obligations.  The assets  supporting our obligations  equaling the Account Value allocated to the  variable  investment  options  are held in our  Separate  Account F. We maintain  assets in our general  account to support our obligations:  (1) equal to the Account  Value  allocated to the fixed option;  (2) equal to the Account Value in the Loan Account;  (3)
for any settlement option; and (4) for any other obligation we may have in relation to a Policy.

The  Separate  Account  was  established  under the laws of the  State of  Connecticut.  Assets in the  Separate  Account  may  support obligations  created in relation to the Policies  described in this  Prospectus or other  policies we offer.  We are the legal owner of the assets in the  Separate  Account.  Income,  gains and losses,  whether or not  realized,  are  credited or charged to the  Separate
Account  according to the terms of the Policies and any other policies  supported by the assets in the Separate  Account without regard to our other  income,  gains or losses or to the  income,  gains or losses  in any other of our  separate  accounts.  We will  maintain assets in the Separate  Account with a total market  value at least equal to the  reserves and other  liabilities  we must  maintain in relation to the life insurance  policies  supported by such assets.  These assets may only be charged with  liabilities that arise from such life insurance policies.

Separate  Account F is registered  with the U.S.  Securities and Exchange  Commission  (the "SEC") under the Investment  Company Act of
1940 as a unit  investment  trust,  which is a type of  investment  company.  This does not involve any  supervision  by the SEC of the investment  policies,  management  or  practices  of the  Separate  Account or of us. The  Separate  Account  meets the  definition  of
"separate account" under the federal securities law.

The only Sub-accounts  available to you are those offered in this Prospectus.  These  Sub-accounts are available as investment  options for other  policies we offer.  Sub-accounts  are permitted to invest in Portfolios we consider  suitable.  The  Portfolios in which the
Sub-accounts  invest are available to  Sub-accounts of other separate  accounts,  including  separate  accounts we use in relation to a number of variable  annuities.  Separate  accounts of other insurers and of various  qualified  retirement plans may also invest in the
Portfolios.

We reserve the right to combine Separate  Account F or a portion thereof with other separate  accounts;  deregister  Separate Account F under the Investment  Company Act of 1940;  operate Separate Account F as a management  investment company under the Investment Company
Act of 1940 or in any other form  permitted by law; make changes  required by any change in the  Securities Act of 1933, the Securities
Exchange Act of 1934 or the Investment  Company Act of 1940;  make changes that are necessary to maintain the tax status of your Policy under the Code; and make changes  required by any change in other Federal or state laws relating to life insurance  policies in general or variable life insurance policies in particular.

We also reserve the right to make changes to the  Sub-accounts  available  under the Policy as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or  combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts  for
Policies  purchased on or after  specified  dates.  We may also  substitute  an  underlying  mutual fund or portfolio of an  underlying mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive relief that we are required to obtain under the  Investment  Company Act. We will notify Owners of changes we make to the  Sub-accounts available under the Policy.

Values and  benefits  based on  allocations  to the  Sub-accounts  will vary with the  investment  performance  of the  Portfolios,  as applicable.  We do not guarantee the  investment  results of any  Sub-account.  Your Account Value  allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance  that the Account  Value of your Policy will equal or be greater than the total of the Premium you submit to us.

THE PORTFOLIOS

Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS

You have voting  rights in relation to Account  Value  maintained  in the  Sub-accounts.  You do not have voting  rights in relation to
Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote  shares of the  Portfolios  in which the  Sub-accounts  invest in the manner  directed  by Owners,  unless we, in our sole discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable to assets held in the  Sub-accounts  solely for us rather than on behalf of Owners,  or any share as to  which  we have  not  received  instructions,  in the same  manner  and  proportion  as the  shares  for  which we have  received instructions.  We will do so separately for each  Sub-account  from various classes that may invest in the same underlying  mutual fund portfolio.

The number of votes for a Portfolio  will be determined as of the record date for such  Portfolio as chosen by its board of trustees or board of directors, as applicable.  We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following  matters:  (a) changes to the board of trustees or board of directors,  as applicable;
(b) changing the independent  accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory  agreement;  (d) any  change  in the  fundamental  investment  policy;  and  (e)  any  other  matter  requiring  a vote of the shareholders.

With respect to approval of changes to the  investment  advisory  agreement,  approval of a new  investment  advisory  agreement or any change in fundamental  investment  policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the applicable  Portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule 18f-2 under the Investment
Company Act of 1940.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.  Other  underlying  mutual funds available as variable  investment  options under this Policy are seeking or may have obtained similar exemptions from the Securities and Exchange Commission.

RESOLVING MATERIAL CONFLICTS

The  Portfolios  may be available to  registered  separate  accounts  offering  either or both life and annuity  contracts of insurance companies not affiliated  with us. We also may offer life insurance  policies and/or annuity  contracts that offer  different  variable investment  options from those  offered under this Policy,  but which invest in the same  Portfolios.  It is possible that  differences might  arise  between our  Separate  Account F and one or more  accounts  of other  insurance  companies  which offer a Portfolio  as a
Sub-account.  It is also  possible  that  differences  might  arise  between a  Sub-account  offered  under this  Policy  and  variable investment  options  offered  under  different  life  insurance  policies or annuities we offer,  even though such  different  variable investment  options invest in the same  Portfolio.  In some cases, it is possible that the  differences  could be considered  "material conflicts."  Such a "material  conflict"  could also arise due to changes in the law (such as state  insurance  law or Federal tax law)
which affect either these different life and annuity  separate  accounts or differing life insurance  policies and annuities.  It could also arise by reason of  differences  in voting  instructions  of persons with voting  rights under our policies  and/or  annuities and those of other  companies,  persons with voting  rights under  annuities  and those with rights  under life  policies,  or persons with voting  rights under one of our life policies or annuities  with those under other life  policies or annuities we offer.  It could also arise for other reasons.  We will monitor events so we can identify how to respond to such  conflicts.  If such a conflict  occurs,  we will take the necessary  action to protect persons with voting rights under our life policies or annuities  vis-a-vis those with rights under life  policies or annuities  offered by other  insurance  companies.  We will also take the necessary  action to treat  equitably persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

SERVICE FEES PAYABLE TO AMERICAN SKANDIA

American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally  based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

DISTRIBUTION OF THIS OFFERING

American  Skandia  Marketing,  Incorporated  ("ASM"),  a  wholly-owned  subsidiary  of American  Skandia,  Inc.,  acts as the principal underwriter  of the  Policies.  ASM was  incorporated  under the laws of the State of Delaware on  September 8, 1987.  ASM's  principal business  address is One Corporate  Drive,  Shelton,  Connecticut  06484.  ASM acts as the  distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the  Policy.  ASM is a  broker-dealer  registered  with the SEC under the 1934 Act and a member of the  National  Association  of
Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements with certain  broker-dealers  registered under the Securities and Exchange Act of 1934 or with  entities  which may otherwise  offer the Policies that are exempt from such  registration.  In addition,  ASM may offer  Policies directly to potential  purchasers.  Generally,  the maximum initial commission to be paid on premiums received is 30%. However,  we may pay higher amounts under certain  situations.  In addition,  a portion of compensation  may be paid from time to time based on all or a portion of either the Account Value or the Cash Value.  We reserve the right to base  commissions  from  time-to-time on the investment options  chosen by  Owners,  including  investment  options  that may be  deemed  our  "affiliates"  or  "affiliates"  of ASM under the
Investment Company Act of 1940.

We may pay an  on-going  service  fee in relation  to  providing  certain  statistical  information  upon  request by Owners  about the investment  options  and the  Portfolios.  We may make the fee payable to the service  providers  based on either the Account  Value or
Cash Value of  Policies.  Under most  circumstances,  we will  engage the  broker-dealer  of record for your  Policy,  or the entity of record if such entity could offer Policies without  registration as a broker-dealer  (i.e.  certain banks), to be your resource for the statistical  information,  and to be  available  upon  your  request  to  both  provide  and  explain  such  information  to  you.  The broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless later changed.  Some portion of the fee we pay for this service may be payable to your representative.

We may structure  on-going  sales  compensation  and the on-going  service fees such that no fee is payable based on the value in Fixed
Allocations.  If that were to occur, it is possible that your  representative  may receive on-going service fee compensation,  but only in relation to value maintained in variable investment options.

From time to time,  as  permitted  by law,  we may promote  the sale of our  products  such as the  Policies  offered  pursuant to this
Prospectus  through programs of non-cash rewards to registered  representatives  of  participating  broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise certain  information  regarding the performance of the investment options that does not take into consideration the effect of the deductions for taxes, the cost of insurance charges,  the sales charge or the contingent  deferred sales charge.  This  performance  information  may help you review the  performance of the  investment  options and provide a basis for comparison  between the Policy's  investment  options.  This  information  may be less useful when  comparing  the  performance  of the investment  options with the  performance  of investment  options  provided in other  variable life policies  because each plan of life insurance will have its own applicable  charges.  This information is even less useful in comparing  performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance  information on the  Sub-accounts  is based on past  performance  only and is no indication of future  performance.  Actual performance  will depend on the type,  quality  and,  for some of the  Sub-accounts,  the  maturities  of the  investments  held by the
Portfolios and upon prevailing  market conditions and the response of the Portfolios to such conditions.  Actual  performance will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the  Sub-accounts  which invest in such
Portfolios.  In addition,  the charges  deducted  from your Account  Value and those  assessed  against  each  Sub-account  will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent permitted by applicable law,  performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Portfolios have been in existence  but prior to the  inception of the  Sub-account(s)  or the initial  offering of the Policies.  Such  performance  is considered  hypothetical  historical  performance  because  the  Sub-accounts  did not exist  during  the period  the  performance  was achieved.  Such  hypothetical  historical  performance is calculated  using the same  assumptions  employed in  calculating  historical performance  since  inception  of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These  include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender, where applicable,  of an Insured or Insureds; (b) the life  insurance  test  elected to qualify  as life  insurance  under the Code;  (c) the  amount  and  timing of Premium  payments,  the
Specified Amount,  the Death Benefit Option and the Policy Date; and (d) assumptions about a lack of transfers,  loans, loan repayments and  withdrawals  as well as no changes to the Specified  Amount and Death Benefit  Option during the period for which  performance  is quoted.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating our ability to meet our  obligations  in relation to Fixed  Allocations,  pay Death  Proceeds, make  payments  under any  settlement  options or  administer  Policies.  Such  rankings  and  ratings do not  reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                                          TAX CONSIDERATIONS

The following is a brief summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain  unchanged or that agencies or courts will always agree as to how the tax law or regulations are to be interpreted.  This  discussion is not intended as tax advice.  You may wish to consult a professional  tax advisor for tax advice as to your particular situation.

What are the taxes  associated  with the Policy?  The following are some brief summary answers to questions about Federal income taxes.
Federal  and state tax laws,  as well as the  interpretations  of those  laws,  change.  In  addition,  we do not know your  particular circumstances,  which is one of a number of reasons why we cannot give you tax advice.  You should consult a  professional  tax advisor for tax advice for your particular situation.

Will my Beneficiary  pay taxes on the Death Proceeds?  Under most  circumstances,  the  Beneficiary  does not pay any income tax on the
Death Proceeds.

Is gain in the Policy  taxed every year?  Generally,  any gain in the Policy is not taxed  currently.  However,  the  treatment of gain when a MEC is assigned is discussed below.

How are amounts that I receive  before the Insured's  death taxed?  If your Policy is not being  treated as a MEC,  amounts you receive as a partial  withdrawal  or if you  surrender  the Policy are  deemed  for  income tax  purposes  to come first from your basis in the
Policy.  That means you may withdraw your basis before you are  considered to have  withdrawn any gain.  Any gain withdrawn is taxed as
ordinary income.   Under most circumstances, taking a loan does not result in any income tax consequences.

Under what circumstances  might the Policy or any amounts taken out be treated  differently for income tax purposes?  The tax treatment of any life  insurance  policy and any  distribution  while the Insured is alive will be different if the policy is deemed:  (1) not to qualify as life  insurance  under the Code;  or (2) to be a MEC. The Code  defines life  insurance in such a way as to limit the amount of money that can be put into a life  insurance  policy and receive  the tax  preferences  provided  for life  insurance.  We expect to administer  the Policies such that the death benefits will always  receive the treatment  accorded life insurance  death benefits under the Code.  However,  the Code has a second,  more  restrictive  limit as to how much money may be  contributed  if the  taxpayer  is to receive all the tax benefits for life insurance policies under the Code, such as tax-free loans and  "first-in/first-out"  treatment of distributions.  If the amount  contributed  violates this second,  more restrictive limit, the Policy will be treated as a MEC and will not receive many of the tax  preferences  of life  insurance  policies.  This second limit,  sometimes  known as the "7-pay  test",  is defined as paying more during the first seven years of a policy than the amount that would be paid if the policy  provided  for paid up future benefits after seven level annual  premiums.  Any changes to a Policy which is considered,  for tax purposes,  to be a "material change,"  including,  but not limited to, a reduction  in the Death  Benefit at any time as may occur after a partial  surrender,  or a change in the  Specified  Amount,  require us to test the Policy again for  compliance  with the 7-pay test based on the changes to the
Policy.

How is a "MEC" treated  differently  from other life  insurance  policies?  Some of the key ways in which a MEC is treated  differently from other life  insurance  policies  are: (a) amounts you receive as a partial  withdrawal,  loan,  or if you surrender the Policy are deemed  for income tax  purposes  to come first from any gain at the time of the  transaction  ("last  in/first  out"  treatment);  (b)
distributions  of gain before the taxpayer's age 59 1/2are subject to a 10% penalty unless an exception  applies;  and (c) assignments or pledges as collateral  for a loan are deemed a  distribution.  Gain  subsequent to an assignment or pledge will be reported as if it is distributed each year.  However, death benefits paid from a MEC are treated the same as from other life insurance policies.

Our Taxation:  We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment  as "life  insurance":  The  Policy  was  designed  to qualify as a life  insurance  contract  under the Code.  All terms and provisions  of the  Policy  shall be  construed  in a manner  which is  consistent  with that  design.  In order to  qualify  as a life insurance  contract for federal income tax purposes and to receive the tax treatment  normally  accorded life  insurance  under federal tax law, a policy  must  satisfy  certain  requirements  established  by the Code.  We  believe  the Policy  satisfies  the  applicable requirements.  If we determine that a Policy does not satisfy the applicable  requirements,  we may take appropriate  action to conform the Policy to the  applicable  requirements  which could  include the return of a portion of your premium and the earnings  thereon and the imposition of higher cost of insurance  charges in the future.  This action may require making certain  changes to your Policy.  We will notify you before making any such changes.

As life  insurance,  under  most  circumstances,  the  Beneficiary  does not pay any  Federal  income tax on the Death  Proceeds.  As a non-MEC,  under most  circumstances:  (a) any gain in the Policy is not taxed  currently;  and (b) any amounts you receive as a partial withdrawal  or if you  surrender  the Policy are deemed for income tax  purposes to come first from your basis in the Policy,  with any gain withdrawn taxed as ordinary income;  and (c) if you assign or pledge any portion of the Policy,  the transaction is not treated as a distribution subject to taxation.

Treatment as a "modified  endowment  contract":  The tax treatment of the Policy and any  distribution  while the Insured is alive will be  different  if the  Policy is deemed to be a MEC.  Some of the key ways in which a MEC is  treated  differently  from  non-MEC  life insurance  Policies  are: (a) amounts you receive as a partial  withdrawal,  loan, or if you surrender the Policy are deemed for income tax purposes to come first from any gain at the time of the  transaction;  (b)  distributions  of gain before the taxpayer  attains age
59 1/2are subject to a 10% penalty  unless an exception  applies;  and (c)  assignments  or pledges as collateral for a loan are deemed a taxable distribution to the extent of any gain.

Exchanges:  Section  1035 of the Code permits  certain  income  tax-free  exchanges of life  insurance  policies.  You must comply with various  requirements  for such  exchanges  to be treated as  tax-free,  which  include,  but are not  limited to: (a) the need for the insured to be the same  individual or  individuals  before and after the exchange;  (b) the need for the owner(s) to be the same before and after the exchange;  and (c) the need to have the Debt on a Policy as of the date all premium is received equal to any  outstanding indebtedness on the life insurance exchanged for the Policy.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction for the remaining life insurance policy,  particularly as to the subsequent  methods to be used to test for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Transfers between investment  options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable life insurance  policy will not be treated as life insurance for tax purposes if persons with ownership  rights have excessive  control over the investments  underlying  such a policy.  Such guidelines may or may not address the number of  investment  options or the  number of  transfers  between  investment  options  offered.  It is not known  whether  such guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on  transfers  between  the  investment  options of the Policy  offered  pursuant  to this  Prospectus.  We will take any  action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death  benefit is paid to an  individual  two or more  generations  younger  than the  policy  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million exemption from tax on all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will deduct from your Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.  You should consult with competent tax counsel for more information on generation skipping transfers.

Diversification:  Section 817(h) of the Code provides that a variable life  insurance  policy,  in order to qualify as life  insurance, must have an  "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  The Treasury Department's  regulations prescribe the diversification  requirements for variable life insurance policy.  We expect the underlying mutual fund portfolios to comply with the terms of these regulations.

Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a  distribution  which is includible in the gross income of the recipient.  Amounts to be withheld  depend upon the nature of the  distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes  withheld at a different  rate by filing a completed election form with us.  A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts  that  otherwise  would be payable to the  Beneficiary  as a result of an  Insured's death can qualify for the same  tax-free  treatment as death  benefits if certain  requirements  are met.  These  include  requirements regarding  the terminal  illness of the Insured.  We believe  payments  under the  provisions of the  accelerated  death benefit of the
Policy will meet the requirements of the Code and the regulations in order to qualify as tax-free payments.

Continuing  the Policy Beyond the Implied  Maturity  Date: We believe that a Policy will continue to be treated as life  insurance and, if  applicable,  as a MEC, if it remains in force  beyond the  Policy's  assumed  maturity  date.  However,  this tax  treatment is not certain,  so you should  consult your tax advisor  before taking this step. If the Policy is not treated as life  insurance  after such date,  gain in the  Policy  may no  longer  be taxed  deferred,  and all or a  portion  of the Death  Proceeds  may be  taxable  to the
Beneficiary.

Survivorship  Policies:  The Code does not  directly  address  how  certain  features  of a policy  paying on the death of a  surviving insured  should  be  treated.  We  believe  such a policy  should  be  treated  as other  life  insurance  policies,  but there is some uncertainty  as to whether  that is the case.  If the  surviving  Insured is an Owner,  the Death  Proceeds  payable as a result of the death of the last  surviving  Insured  generally  will be treated as part of the Owner's estate for purposes of the Federal estate tax.
If the surviving  Insured was not an Owner,  the  replacement  cost of the Policy would be included in the estate of the Owner upon his or her death and Death  Proceeds  payable as a result of the death of the surviving  Insured are  includible in the person's  estate if the proceeds are payable to or for the benefit of that person's  estate or if the surviving  Insured held incidents of ownership in the
Policy within three years prior to death.

Substandard  Risk Classes:  The Code provides  limited  guidance on the proper tax treatment of policies issued on a substandard  basis
(i.e.  those in a  substandard  risk class).  The Code limits the amount we can charge for  mortality  costs and other  expenses we use when we calculate  whether  your Policy  qualifies  as life  insurance  under the Code.  We are  required to base our  calculations  on reasonable  mortality  and other charges  reasonably  expected to be paid. We believe that the charges used for your Policy should meet the current requirement for  "reasonableness."  However,  we reserve the right to make changes to the current and guaranteed  mortality charges and factors used to determine the Minimum  Required  Death  Benefit,  if new  regulations or guidance is issued that requires a change to ensure that your Policy  qualifies as life  insurance  under the Code.  This could  result in a change in your Death  Benefit and/or the return of a portion of your premiums and the earnings thereon.  We will continue to monitor this situation.

Other  Taxes:  Amounts  received  or deemed  received  from a Policy  that may be subject to Federal  income tax also may be subject to state income taxes.  The fair market value of a Policy or the Death Proceeds may be included under certain  circumstances  in an estate for purposes of state  inheritance  taxes or Federal estate taxes.  Federal estate and gift taxes are integrated for various  purposes.
An unlimited marital  deduction may apply for purposes of Federal estate and gift taxes,  which would allow deferral of taxes until the death of the surviving spouse.

                                                       MISCELLANEOUS PROVISIONS

MATURITY

We currently  do not require  that the Cash Value of the Policy be paid out as of any  "maturity  date".  There is an assumed  maturity date for purposes of compliance  with various state  insurance  requirements  and for purposes of meeting certain tests under the Code.
Should we come to  believe  that the Cash  Value  must be paid out as of the  assumed  maturity  date in order to comply  with state or
Federal  requirements,  then a Policy  will  mature as of the Policy  Anniversary  on which the  Insured  is Age 100.  If there are two
Insureds,  a Policy  "matures" as of the Policy  Anniversary on which the younger  Insured is Age 100 or would have been Age 100 if the younger  Insured is then deceased.  If we must implement a maturity date, we will pay out the Cash Value once the Policy  matures.  The
Policy will then end, and we will not have any more  obligations  under the Policy.  Certain  rights and benefits  under the Policy may be restricted after Age 100.

TRANSFERS, ASSIGNMENTS, PLEDGES

Generally,  your rights in a Policy may be transferred,  assigned or pledged at any time.  These  transactions may be subject to income taxes and certain  penalty  taxes,  depending in part on whether your Policy is treated as a MEC.  You may  transfer,  assign or pledge your rights to another  person at any time,  prior to the death upon which the Death  Benefit is payable.  You must  request a transfer or provide us a copy of the  assignment In Writing.  A transfer or assignment  is subject to our  acceptance.  We will not be deemed to know of or be  obligated  under any  assignment  prior to our receipt  and  acceptance  thereof.  We assume no  responsibility  for the validity or sufficiency of any assignment.

INCONTESTABILITY

We may not contest the  validity of a Policy  after it has been in effect  during the  Insured's  lifetime for two years from the Issue
Date.  If there are two  Insureds,  this  applies  to the  lifetime  of either  Insured.  If the  Policy is  reinstated,  to the extent permitted  by law,  we may not  contest  the  validity  of a Policy  after it has been in  effect  for two  years  from the date of the reinstatement.

SUICIDE

If an Insured  commits  suicide within two years of the Policy Date (or whatever  maximum period is permitted under law) or the date of a  reinstatement  if allowed by law,  the Death  Benefit  will be the greater of: (a) Premium  paid less any  outstanding  Debt and any partial withdrawals; or (b) the Cash Value.  All other requirements as to calculation and payment of Death Proceeds will apply.

MISSTATEMENT

We will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is incorrectly  stated.  We will do so as specified in the Policy and as permitted by law.

BACKDATING

We do not currently permit backdating the Policy Date to a date earlier than the Issue Date.  However, we reserve the right to permit backdating in the future.

PRICING TRANSACTIONS

We "price" charges,  transfers,  distributions  and payments on the date indicated  below. If such  transactions are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

|X|   "Scheduled"  transactions such as monthly  deductions,  transfers and distributions are "priced" according to the next Unit Price computed after the date such  transactions are scheduled to occur.  However,  if a transaction is "scheduled" to occur on a day other than a Valuation Day, such  transaction  will be processed and priced on the next Valuation Day following the scheduled  transaction.  "Scheduled"  transactions  include,  but are not limited  to, all charges  deducted on a Monthly
              Processing Date, equalization of Debt and the Account Value in the Loan Account on a Policy Anniversary,  transfers under a dollar cost  averaging  program or transfers  previously  scheduled  with us at our Office as part of any  rebalancing, asset allocation or similar program,  or any program of scheduled  distributions.  However,  we price scheduled  periodic payments which you authorize to be transferred from an account at another financial  institution for additional  Premiums or loan repayments as "unscheduled"  transactions,  because we cannot control the administrative  processing of the other financial institution.

|X|   "Unscheduled"  transactions such as transfers,  loans or partial withdrawals that are not subject to the medically-related waiver provision are "priced"  according to the next Unit Price computed after we receive the request for such  transactions  at our Office.  "Unscheduled"  transfers include any transfers  processed in conjunction with any market timing program,  or transfers  not  previously  scheduled  with us at our Office  pursuant to any  rebalancing,  asset  allocation or similar program which you employ or you authorize to be employed on your behalf.  "Unscheduled"  transfers  received  pursuant to an authorization to accept transfer  instructions  using voice or data  transmission  over the phone are priced as of the
              Valuation Period we receive the request at our Office for such  transactions.  We price  unscheduled  payments sent to us as of the date we receive such amounts at our Office.  These include additional Premiums,  loan repayments,  and payments to keep a Policy in effect during a grace period or a reinstatement payment.

|X|   We price  surrenders,  withdrawals  subject to the  medically-related  waiver  provision,  accelerated death benefit payments and payment of Death  Proceeds as of the date we receive at our Office all  materials  we require for such  transactions  and such materials are satisfactory to us.

DELAYING TRANSACTIONS

We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a period not to exceed the lesser of six (6) months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any payment  under a  settlement  option for more than thirty  days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3% per year on the amount deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar days from the date the  transaction is effected.  This is a delay in payment only,  and is not a delay in the pricing of any such  distribution  or transfer.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures,  including  distributions,  based on the valuation of the Sub-accounts may be postponed during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as determined  by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC  determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.

REPORTS

We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your consent,  to provide any  prospectus,  prospectus  supplements,  confirmations,  statements  and reports  required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic means,  including  diskettes or CD ROMs. We send a  confirmation  statement to you each time an  unscheduled  transaction  is made  affecting  Account  Value.  Such transactions  will  generally  include  changes  in  investment  allocation  or  transfers  among  investment  options,  loans and loan repayments,  partial surrenders or withdrawals,  and any charges associated with such unscheduled transactions.  We also send quarterly statements  detailing  the  activity  affecting  your  Policy  during  the prior  quarter,  including  all  scheduled  and  unscheduled transactions.  To the extent  permitted by law,  some types of  scheduled  transactions  will only be  confirmed on a quarterly  basis.
Such  transactions  will  generally  include those  pre-authorized  charges  deducted on the Monthly  Processing  Date. You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

You should review the information in these  statements  carefully.  Any errors or corrections on  transactions  for your Policy must be reported to us at our Office as soon as possible to assure  proper  crediting  to your  Policy.  For  transactions  that are  confirmed immediately,  we assume all  transactions  are  accurate  unless you notify us  otherwise  within 30 days from the date you receive the confirmation.  For transactions  that are first or only confirmed on the quarterly  statement,  we assume all transactions are accurate unless  you  notify us within 30 days from the date you  receive  the  quarterly  statement.  We may also send an annual  report  and a semi-annual report containing  applicable financial statements for the Separate Account and the Portfolios,  as of December 31 and June
30,  respectively,  to you or, with your prior consent,  make such documents available  electronically  through our Internet Website or other electronic means.

ENTIRE CONTRACT

For any Policy issued,  the entire contract  between you and us includes the Policy form and any of the following which may be attached to the Policy:  riders or  endorsements,  the copy of any  Application  and  endorsements.  All statements  made in any Application are deemed to be  representations  and not  warranties.  No  statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our President,  one of our Vice  Presidents or our Secretary may change or waive any provisions of a Policy.  Any change or waiver must be In Writing.  To the extent  permitted  by law,  we are not bound by any  promises  or  representations  made by or to any other person.

LEGAL MATTERS

Counsel for American Skandia Life Assurance Corporation has passed on the legal matters relating to the offering of these Policies.

LEGAL PROCEEDINGS

As of the date of this  Prospectus,  American  Skandia and its  affiliates  are not  involved in any legal  proceedings  outside of the ordinary  course of  business,  and know of no  material  claims.  American  Skandia  and its  affiliates  are  involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal proceedings will have a material adverse affect on the Separate  Account,  or American  Skandia's ability to meet its obligations under the Policy, or on the distribution of the Policy.

EXPERTS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002,  and the financial  statements of American  Skandia Life  Assurance  Corporation
Separate  Account F at December  31, 2002 and for each of the three years in the period  ended  December  31,  2002,  appearing in this
Prospectus and  Registration  Statement  have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports thereon  appearing  elsewhere in this registration  statement,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

ILLUSTRATIONS

It is  impossible  to  illustrate  exactly how a Policy will perform in the future.  However,  you may better  understand  how a Policy works,  and may be able to better compare a Policy with other life  insurance  plans,  using  hypothetical  illustrations  based on the personal  characteristics  of the Insured(s) as well as certain  assumptions about the future.  The Company will furnish,  upon request and at no charge, a personalized  hypothetical  illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es) of the Insured(s);  (c) the gender of the Insured(s),  where permitted;  (d) the Specified Amount you seek;
(e) the test that you elect to qualify your Policy as life  insurance;  (f) which Death Benefit  Option (I, II, III or IV) is to apply;
and (g) the amount and  timing of  Premiums  you intend to pay.  Where  applicable,  the  Company  will also  furnish  upon  request an illustration for a Policy that is not affected by the sex of the Insured.

HOW TO CONTACT US

You can contact us by:
|X|   calling 1-888-554-3348.
|X|   writing to us via regular mail at American Skandia - Variable Life Insurance,  P.O. Box 7040, Bridgeport,  Connecticut 06601-7040
         or for express mail American  Skandia - Variable Life  Insurance,  One Corporate  Drive,  Shelton,  Connecticut  06484.  NOTE:
         Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|   sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.

We may require that you provide us with proper  identification  before we release  information about your Policy or accept instructions received over the phone,  the Internet or via any other  electronic  means. We may require that you provide your Social Security or tax identification  number. We also may require you to present the personal  identification  number ("PIN") we provide you after we issue a
Policy.  To the extent  permitted by law or regulation,  neither we nor any person  authorized by us will be responsible for any claim, loss, liability or expense in connection with a transaction,  including but not limited to a transfer between investment options,  over the phone,  the  Internet  or via any other  electronic  means.  However,  this will only be the case if we or such  authorized  person acted:  (a) in good faith  reliance that you  authorized  the  transaction;  and (b) on  reasonable  procedures to identify you or your designee  through a number of  verification  methods.  These  methods may include  recording  phone  conversations,  requesting  Social
Security or tax  identification  numbers,  PINs,  confirming  electronic mail addresses,  or similar means. We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may  require  that you submit  forms In Writing  for certain  transactions.  We require  the  written  consent of all Owners for any transaction for which we require the Owner's written consent.

Transactions  requested via telephone are recorded.  To the extent  permitted by law, we will not be responsible for any claims,  loss, liability  or  expense  in  connection  with a  transaction  requested  by  telephone  or  other  electronic  means if we acted on such transaction  instructions after following  reasonable  procedures to identify those persons authorized to perform  transactions on your
Policy  using  verification  methods  which may include a request  for your Social  Security  number,  PIN or other form of  electronic identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.
American  Skandia  reserves  the  right to limit,  restrict  or  terminate  telephonic,  facsimile,  Internet  or any other  electronic transaction privileges at any time.

                                  APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The  following  are  hypothetical  illustrations  of the impact of payments  made to the Insured  under the  accelerated  death benefit provision  of the Policy.  The first  hypothetical  illustration  assumes the Insured is a female,  age 45 as of the Policy  Date.  The second  hypothetical  illustration  assumes the Insured is a male, age 65 as of the Policy Date. The following other  assumptions apply to both hypothetical illustrations:

1.    Premiums of $5,000 per year were paid as of the first day of each Policy  Year,  and the premium tax charged on each  Premium was
                  1.75%.  DAC tax also was charged in relation to each Premium.

         2.       Each Policy was issued in the no tobacco  usage class and  preferred  risk class.  Cost of insurance  rates differ by gender and there is no change to the current cost of insurance rates during the period covered by the example.

         3.       The Death Benefit Option in effect throughout the life of the Policy is Option I.

         4.       The Specified Amount is $100,000 and has remained constant since the Policy Date.

         5.       The provision is exercised as of the day preceding the 10th Policy Anniversary.

         6.       The  investment  options in which Account Value was allocated have grown on a constant basis since the Policy Date at an annualized rate of 8% per year.

         7.       There have been no loans or loan repayments and no amounts have been withdrawn.

         8.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.

9.    The 12-month interest rate discount used in the calculation of the benefit assumes interest at 6% per year, compounded yearly.

                                                                  ------------------------- -------------------------
                                                                       Female Age 45              Male Age 65
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $62,103                   $54,697
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $61,638                   $54,197
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $55,474                   $48,777
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount Before the Accelerated Death Benefit            $100,000                  $100,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit Before the Accelerated            $155,517                  $74,430
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $59,267                   $52,795
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $155,517                  $100,000
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available as the Accelerated Death                $77,759                   $50,000
         Benefit
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount of Accelerated Death Benefit                              $38,879                   $25,000
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $36,679                   $23,585
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $46,577                   $41,023
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $46,229                   $40,648
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $41,606                   $36,583
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount After the Accelerated Death Benefit             $75,000                   $75,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit After the Accelerated             $116,637                  $55,822
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $44,450                   $39,596
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                                         APPENDIX B - SALE OF POLICIES TO NEW JERSEY RESIDENTS

---------------------------------------------------------------------------------------------------------------------------------------
The State of New Jersey  requires  that  certain  provisions  of the  Policy be  modified  in  accordance  with  state law.  Below is a description of certain policy provisions that are modified when the Policy is sold to New Jersey residents.
---------------------------------------------------------------------------------------------------------------------------------------

DEFINITIONS
The definition of Cash Value is the Account Value less any contingent deferred sales charge and less any Debt.

KEEPING THE POLICY IN FORCE
The guaranteed continuation provision described in the Prospectus does not apply.

DEATH BENEFITS
The Death Proceeds will include any monthly amount deducted during the period between the date of death and the date Death Proceeds become payable to the Beneficiary.

CASH VALUE CREDITS

1.    To qualify for Cash Value  Credits  based on the Policy's  Cash Value,  the Cash Value must equal or exceed the Premiums you have paid as of the Policy Anniversary date you qualify, plus $125,000.

2.    If you  surrender  your Policy or the Death Benefit  becomes  payable and, on the date that we process the surrender or calculate the Death  Proceeds,  your Cash Value equals or exceeds the Cash Value Trigger,  we will add a pro rata portion of the amount that would have been payable as a Cash Value Credit based on the portion of the Policy Year that has elapsed.

For  example,  assume you have made Premium  payments  equal to $50,000 and your Account  Value is  $190,000.  Further  assume that you decide to surrender the Policy in Policy Year 6 when the  Contingent  Deferred Sales Charge is equal to 4%, that all premiums paid have been  Assessable  Premiums,  and there is no Debt.  The Cash Value of the  Policy  would be  $188,000  ($190,000  minus  $2,000 for the
Contingent  Deferred  Sales  Charge).  Since the Cash Value of the Policy is greater  than  Premium  plus  $125,000,  the Policy  would qualify for a pro rata portion of the Cash Value Credit.  Assuming the Policy was  surrendered  exactly in the middle of Policy Year 6, on surrender your Cash Value would be increased by the pro rata portion (1/2) of 0.50% multiplied by the Cash Value of the Policy.

LOANS
The minimum amount you may borrow from the Policy is $500.00.

PARTIAL WITHDRAWALS
The minimum Partial Withdrawal you may make from the Policy is $500.00.

MEDICALLY-RELATED WAIVER
The Medically-Related Waiver provision described in  the Prospectus does not apply.

WHERE TO OBTAIN ADDITIONAL INFORMATION

A Statement of Additional  Information  is available from us without  charge upon your request.  The Statement of Addition  Information contains more  information  about this Policy.  This  Prospectus  and Statement of Addition  Information  are part of the  registration statement  we filed with the SEC  regarding  this  offering.  Additional  information  on us and this  offering is  available  in those registration  statements and the exhibits  thereto.  You may obtain copies of these  materials at the  prescribed  rates from the SEC's
Public Reference Room, 450 Fifth Street N.W.,  Washington,  D.C.,  20549-0102.  You may inspect and copy those registration  statements and exhibits thereto at the SEC's public reference  facilities at the above address,  Room 1024, and at the SEC's Regional Offices, The
Woolworth  Building,  233 Broadway,  New York, NY and 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL. These documents,  as well as documents  incorporated by reference,  may also be obtained by calling the SEC at  202-942-8090  or through the SEC's Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

For a free copy of the Statement of Additional Information, personalized hypothetical illustrations or other inquiries, please contact us at:

AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
P.O. Box 7040
Bridgeport, CT  06601-7040

EXPRESS MAIL:
AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
One Corporate Drive
Shelton, CT  06484

TELEPHONE:
1-888-554-3348

WEBSITE:
www.americanskandia.com
-----------------------

Investment Company Act of 1940 Registration No.:  811-08447

                                          This Privacy Policy is not part of this Prospectus.

AMERICAN SKANDIA'S PRIVACY POLICY

At American Skandia1, the basic  principles of our privacy policy,  described in more detail below,  are (1) American  Skandia does not sell any of your  information  and (2) American  Skandia shares your nonpublic  personal  information  only to the extent  necessary to provide  and  administer  our  products  and  services to you and to make you aware of new  products  and  services.  Unless we receive authorization from you or are required or permitted to do so under law, we do not otherwise share your nonpublic personal information.

This privacy policy applies to all of American Skandia's products and services (including Annuities,  Life Insurance,  Mutual Funds and
Mutual Fund Wrap),  and any future products or services  American  Skandia may develop or provide to individuals.  We reserve the right to change our privacy policy and will keep you informed of any such changes.

I. INFORMATION WE MAY COLLECT ABOUT YOU

You may provide us with, or we may collect,  nonpublic  personal  information that allows us to provide and administer our products and services.  This includes personal financial information,  (such as net worth and annual income) and personal health information,  (such as medical history).  We only disclose personal health information with your prior written  authorization or as otherwise  permitted or required by law.  Therefore,  in the remainder of this notice,  unless otherwise noted,  references to nonpublic  personal  information exclude all personal health information.

We collect nonpublic personal information from the following sources:

o     Information we receive from you on applications or other forms such as your name, address, and social security number;
o     Information about your transactions with us, our affiliates, or others such as your account balances;
o     Information we receive from other third parties such as a consumer reporting agency; and
o     Information  we receive or obtain  during your visits to our Web site.  We may employ  "cookies"  while you are  visiting our Web site.  A  "cookie"  is a set of  information  that our web server  assigns  to your hard drive when you visit our site.  Utilizing
     "cookies"  helps us  understand  what parts of our site you find most  useful and where you may be likely to return on our site in the future.  If you choose to disable "cookies" you may not be able to utilize our services to the fullest extent.

Please note that publicly available information, except in limited circumstances, is not considered nonpublic personal information.

II. INFORMATION THAT WE MAY DISCLOSE

We may disclose the nonpublic  personal  information  that we collect as described  above.  This applies to both current  customers and former customers.

We will share this  information  only to the extent  necessary to provide and  administer  our products and services to you and to make you  aware  of new  products  and  services.  We may  also  disclose  nonpublic  personal  information  about  you  to  affiliated  and non-affiliated  third  parties  with your  consent or as  otherwise  may be required or  permitted by law. The parties that we disclose nonpublic personal information to must abide by applicable law.

III. SERVICE PROVIDERS/JOINT MARKETING AGREEMENTS

As permitted by law, we may disclose the following  information we collect to companies or parties that perform  marketing  services on our behalf or to other  financial  institutions  with whom we have  joint  marketing  agreements:  information  we receive  from you on applications and other forms such as your name,  address and social security number and information  about your  transactions  with us, our affiliates,  or others such as your account balances.  These parties are bound by  confidentiality  terms of our agreements as well as applicable laws.

IV. POLICIES AND PRACTICES WITH RESPECT TO PROTECTING THE CONFIDENTIALITY, SECURITY, AND INTEGRITY OF YOUR INFORMATION

We restrict access to nonpublic personal information,  including personal health information,  about you to those employees who need to know that information to provide products or services to you and as otherwise  described above. We maintain physical,  electronic,  and procedural safeguards that comply with applicable law to guard your nonpublic personal information.

V.  FURTHER INFORMATION

You have the right to access your nonpublic personal information we maintain,  upon request.  You may request correction,  amendment or deletion of any  information  which you believe to be  inaccurate.  If the  information  was provided to us by a third  party,  we will direct you to the third party to correct any information it gave us.

Please submit any inquiries to us at:

Variable Annuities: American Skandia Life Assurance Co., P.O. Box 7040, Bridgeport, CT 06601-7040
Variable Life Insurance: Variable Life Insurance, American Skandia Life Assurance Co., P.O. Box 7045, Bridgeport, CT 06601-7045
Mutual Funds: American Skandia Advisor Funds, P.O. Box 8012, Boston, MA 02266-8012
Mutual Fund Wrap:  American Skandia Asset Management  Portfolios,  c/o PFPC Brokerage  Services,  P.O. Box 61503,  King of Prussia,  PA
19406-0903

For your  security,  the  request  must be signed and your  signature  notarized.  Include  all  account  numbers for which you request information.  If you have products or services across multiple platforms, a separate request for each must be sent.

--------
1 For purposes of the following notice, "American Skandia", "we", or "us" refers to American Skandia, Inc.; American Skandia Life
Assurance Corporation; American Skandia Marketing, Incorporated; American Skandia Investment Services, Incorporated; American Skandia
Information Services and Technology Corporation; American Skandia Fund Services, Inc.; American Skandia Trust; American Skandia
Advisor Funds, Inc.; and American Skandia Advisory Services, Inc.

                                                  STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Policy are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE  ACCOUNT F and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment options are registered under the Securities Act of 1933 and the
Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Policy are issued by AMERICAN SKANDIA
LIFE  ASSURANCE  CORPORATION.  The  assets  supporting  the Fixed  Allocations  are  maintained  in  AMERICAN  SKANDIA  LIFE  ASSURANCE
CORPORATION's general account.

                                                           TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

APPENDIX A -1: MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED
  DEATH BENEFITS - CASH VALUE ACCUMULATION TEST..........................................................................11
APPENDIX A -2: MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED

---------------------------------------------------------------------------------------------------------------------------------------
THIS  STATEMENT OF ADDITIONAL  INFORMATION  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE  PROSPECTUS FOR THE
POLICY FOR WHICH IT  RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE LIFE INSURANCE,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,
OR CALL1-888-554-3348.
---------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus: ___________ , 2003                                 Date of Statement of Additional Information: ________ , 2003
FOCUS - SAI (XX/XX/2003)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American  Skandia Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a  wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd. is a major  worldwide  insurance  company  operating  from  Stockholm,  Sweden  which owns and  controls,  directly or through  subsidiary companies,  numerous  insurance  and related  companies.  We are  organized  as a  Connecticut  stock life  insurance  company and were originally  incorporated  on May 21, 1969.  American  Skandia is subject to  Connecticut  law  governing  insurance  companies.  We are licensed to sell  insurance  products in each of the fifty  states of the United  States,  the  District of Columbia  and Puerto  Rico.
American Skandia's principal business address is One Corporate Drive, Shelton, Connecticut 06484.

On December 19, 2002,  Skandia  Insurance  Company Ltd. (publ),  an insurance company organized under the laws of the Kingdom of Sweden
("Skandia"),  and the ultimate parent company of American Skandia Life Assurance  Corporation  (the  "Company"),  announced that it has entered into a definitive  purchase  agreement with Prudential  Financial,  Inc., a New Jersey  corporation  ("Prudential  Financial"), whereby  Prudential  Financial will acquire the Company and certain of its affiliates.  American Skandia will remain fully  responsible for all of its  contractual  obligations  to Annuity  and Policy  Owners.  Your  rights  under your  Policy will not be affected by the sale.

Consummation  of the  transaction is subject to various  closing  conditions,  including  regulatory  approvals,  filing under the Hart
Scott-Rodino  Antitrust  Improvements  Act and approval by the board of directors and  shareholders  of the mutual funds advised by the
Company's affiliates.  The transaction is expected to close during the second quarter of 2003.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

American  Skandia Life  Assurance  Corporation  Separate  Account F, also referred to as "Separate  Account F", was  established  by us pursuant to Connecticut  law on October 31, 1996.  Separate  Account F also holds assets of other Policies issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as Sub-accounts  of Separate  Account F. The underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the Portfolios.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate  Account F is registered  with the Securities and Exchange  Commission  ("SEC") under the Investment  Company Act of 1940 (the
"Investment  Company  Act")  as a unit  investment  trust,  which  is a type of  investment  company.  Values  and  benefits  based  on allocations to the Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During the accumulation  phase, we offer a number of  Sub-accounts.  Certain  Sub-accounts  may not be available in all  jurisdictions.
If and when we obtain  approval of the  applicable  authorities  to make such  Sub-accounts  available,  we will  notify  Owners of the availability of such Sub-accounts.

A brief summary of the  investment  objectives  and policies of each Portfolio is found in the  Prospectus.  More detailed  information about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses and statements of additional  information for the Portfolios.  Also included in such information is the investment policy of each Portfolio  regarding the  acceptable  ratings by  recognized  rating  services  for bonds and other debt  obligations.  There can be no  guarantee  that any
Portfolio will meet its investment objectives.

Each  underlying  mutual  fund is  registered  under the  Investment  Company  Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual fund thereof may or may not be diversified  as defined in the  Investment  Company Act. The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.  Generally, each  portfolio  issues a separate  class of shares.  Shares of the  portfolios  are available to separate  accounts of life  insurance companies  offering  variable  annuity  and  variable  life  insurance  products.  The  shares may also be made  available,  subject to obtaining all required  regulatory  approvals,  for direct  purchase by various  pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available  by creating new  Sub-accounts.  Additionally,  new  portfolios  may be made  available by the creation of new  Sub-accounts  from time to time.  Such a new  portfolio  may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that  portfolio.  We may take other actions in relation to the
Sub-accounts and/or Separate Account F.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Policy described in the Prospectus and this Statement of Additional  Information.  American Skandia Life Assurance  Corporation and
American Skandia Investment  Services,  Incorporated  ("ASISI"),  the investment manager of American Skandia Trust and American Skandia
Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American Skandia  Information  Services and Technology  Corporation
("ASIST"),  also a  wholly-owned  subsidiary  ASI, is a service  company that  provides  systems and  information  services to American
Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American
Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection with purchases and sales of securities  held by Portfolios of American  Skandia Trust which are offered as Sub-accounts under the Policy.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the
Securities  and  Exchange  Act of 1934  ("Exchange  Act") and is a member of the  National  Association  of  Securities  Dealers,  Inc.
("NASD").

The Policy is offered on a  continuous  basis.  ASM  enters  into  distribution  agreements  with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Policy but are exempt from  registration.  Applications for the
Policy are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Policy directly to potential purchasers.

Compensation is paid to firms on sales of the Policy  according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending  on the  practice of the firm.  Generally,  the  maximum  initial  commission  to be paid on premiums  received is 30%.  Alternative  compensation  schedules are available  that provide a lower  initial  commission  plus ongoing annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  to firms for  providing  ongoing service to you in  relation  to the  Policy.  Commissions  and other  compensation  paid in relation to the Policy do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an underwriting commission for its role as principal  underwriter/distributor  of all variable insurance products issued by ASLAC. ASM is responsible for payment of commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting  commissions paid to ASM in its role as principal underwriter/distributor has been: 2002: 193,374,436; 2001: $193,056,109; 2000: $355,445,427.

Service Fees Payable by Underlying Funds

American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally  based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

ADDITIONAL INFORMATION ABOUT CHARGES

Sales charge
We deduct the sales charge  during the first ten (10) Policy  Years.  The charge is assessed  daily and is the  equivalent  of 0.40% of your  Account  Value per year.  We deduct  this  charge  from your  Account  Value on each  Monthly  Processing  Day.  The  charge is a percentage of your then current Account Value.

Underwriting
We have established  certain  underwriting  standards to determine the insurability of Policy  applicants.  We require you to submit an
Application  to provide  information  that  enables  us to  determine  if these  standards  have been met.  We may  require  additional information,  including,  but not limited to, some of the proposed  Insured's medical records and may also require the proposed Insured to take certain  medical  tests.  We evaluate all of this  information  to  determine  whether we can issue a Policy.  When we evaluate whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard risk class.  If the proposed Insured meets our standards and we have received a Premium, we will issue a Policy.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise  the  performance  of  Sub-accounts  using two types of measures.  These  measures are "current and effective  yield", which may be used for money  market-type  Sub-accounts  (like the AST Money Market  Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account  is calculated  based upon the previous  seven-day  period ending on the date of calculation.  The current yield of such a  Sub-account  is computed by  determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing  allocation by an Owner to such a Sub-account (the  "Hypothetical  Allocation")  having a balance of one Unit at the beginning of the period,  subtracting a  hypothetical  maintenance  fee, and dividing such net change in the
Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base  period  return,  and  multiplying  the result by  (365/7).  The  resulting  figure  will be carried to at least the nearest l00th of one percent.

We compute effective  compound yield for a money market-type  Sub-account  according to the method prescribed by the SEC. The effective yield  reflects  the  reinvestment  of net  income  earned  daily on assets of such a  Sub-account.  Net  investment  income  for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a  hypothetical  contract.  The yield is calculated  based on the  performance of the AST Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of the  Prospectus  and the
Statement of Additional  Information.  At the beginning of the seven day period,  the hypothetical  contract had a balance of one Unit.
The current and  effective  yields  reflect the  mortality  and expense  risk charge and  administration  charge  deducted  against the
Sub-account.  The mortality and expense risk charge and administration  charge compensate  American Skandia for providing the insurance benefits  under the Policy.  In an extremely low interest rate  environment,  money market  yields,  after  deducting the mortality and expense risk charge and administration  charge, may be negative,  even though the Portfolio's yield (before deducting the mortality and expense  risk  charge and  administration  charge)  is  positive.  Please  note that  current  and  effective  yield  information  will fluctuate.  This  information may not provide a basis for comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable life insurance.

                      Sub-account                       Current Yield                     Effective Yield
                   AST Money Market

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

         P(1+T)n = ERV

         where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period  over which  total  return is being measured.

We may advertise the  performance  of the  Portfolios in the form of "Standard"  and  "Non-standard"  Total  Returns.  "Standard  Total
Return"  figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent one, five and ten year  periods (or since the  inception  date that the  Portfolio  has been  offered as a  Sub-account,  if less).  "Standard  Total
Return"  figures assume that the sales charge,  the cost of insurance,  mortality and expense risk charge,  and  administration  charge
("Maintenance  Charges")  are  deducted  and that the Policy is  surrendered  at the end of the  applicable  period,  meaning  that any contingent  deferred sales charge that would apply upon surrender is also deducted.  "Non-standard  Total Return"  figures  include any performance  figures that do not meet the SEC's rules for Standard  Total  Returns.  Non-standard  Total Returns are  calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender  at the end of the  applicable  period so that the  contingent  deferred  sales  charge  does not apply.  Non-Standard  Total
Returns must be accompanied by Standard Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Policies,  or periods during which the underlying  Portfolios have been in existence,  but the Sub-accounts have not. Such hypothetical historical  performance is calculated  using the same assumptions  employed in calculating  actual  performance  since inception of the
Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios  prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As  described in the  Prospectus,  Policies  may be offered in certain  situations  in which the  contingent  deferred  sales charge or certain other  charges or fees may be  eliminated  or reduced.  Advertisements  of  performance  in  connection  with the offer of such
Policies will be based on the charges applicable to such Policies.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational as of December 31,
2002.  The  "inception-to-date"  figures shown below are based on the inception  date of the  Portfolio.  "N/A" means "not  applicable"
and  indicates  that the  Portfolio was not in operation  for the  applicable  period.  Any  performance  of such  Portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting  performance prior to such Sub-account's inception is based on such information.

Some of the  Portfolios  may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement  or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market conditions and the response of the investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the
Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The performance  information may be useful in reviewing and comparing the  performance of the  Sub-accounts,  and for providing a basis for comparison with  Sub-accounts  offered under other policies.  This performance  information may be less useful in providing a basis for comparison with other  investments  that neither provide some of the benefits of such policies nor are treated in a similar fashion under the Code.

                                                       TO BE FILED BY AMENDMENT
                                        ------------------------------------------------- - -------------------------------------------
                                        Standard Total Return                               Non-Standard Total Return
                                        ------------------------------------------------- - -------------------------------------------
                                        ------------------------------------------------- - -------------------------------------------
                                        (Assuming  maximum  contingent   deferred  sales    (Assuming  no  contingent  deferred  sales
                                        charge and "Maintenance Charges")                   charge and no "Maintenance Charges")
                                        ------------------------------------------------- - -------------------------------------------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Strong International Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST William Blair International Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST American Century International Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM International Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST MFS Global Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST PBHG Small-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Small-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Federated Aggressive Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Goldman Sachs Small-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Gabelli Small-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Small-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Goldman Sachs Mid-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Neuberger Berman Mid-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Neuberger Berman Mid-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alger All-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Gabelli All-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST T. Rowe Price Natural Resources
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alliance Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST MFS Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Marsico Capital Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Goldman Sachs Concentrated Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Large-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Large-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alliance/Bernstein Growth + Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Sanford Bernstein Core Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Cohen & Steers Realty
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Sanford Bernstein Managed Index 500
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST American Century Income & Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alliance Growth and Income
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST MFS Growth with Income
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST INVESCO Capital Income
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Global Allocation
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST American Century Strategic Balanced
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST T. Rowe Price Asset Allocation
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST T. Rowe Price Global Bond
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Federated High Yield
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Lord Abbett Bond-Debenture
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Bond
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST PIMCO Total Return Bond
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST PIMCO Limited Maturity Bond
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Money Market
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
MV Emerging Markets
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Dynamics
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Technology
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Health Sciences
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Financial Services
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Telecommunications
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Evergreen VA Global Leaders
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Evergreen VA Special Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Evergreen VA Omega
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP Europe 30
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP Bear
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP Bull Plus
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP OTC
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP UltraOTC
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP UltraSmall-Cap
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
SP Jennison International Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex Variable Trust:
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex Nova
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex Ursa
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex OTC
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each subsequent  period is the net investment  factor for that period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation  Period
applies to each day in the period.  The net  investment  factor is an index that measures the  investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next.  The net  investment  factor for a Valuation  Period is: (a)
divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account  at the end of the current  Valuation  Period plus the per share  amount of any  dividend  or  capital  gain  distribution  declared  and unpaid  (accrued)  by the
                  Portfolio; plus or minus

2.       any per share  charge or credit  during the  Valuation  Period as a  provision  for taxes  attributable  to the  operation  or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account at the end of the preceding  Valuation Period plus the per share  amount of any  dividend  or  capital  gain  distribution  declared  and unpaid  (accrued)  by the
                  Portfolio; plus or minus

2.       any per share charge or credit during the preceding  Valuation  Period as a provision for taxes  attributable to the operation or maintenance of that Sub-account.

c.       is the mortality and expense risk charge and administration charge deducted daily against the assets of the Separate Account.

We value the assets in each  Sub-account  at their fair market value in accordance  with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

GENERAL INFORMATION

Voting Rights
You have voting  rights in relation to Account  Value  maintained  in the  Sub-accounts.  You do not have voting  rights in relation to
Account Value maintained in any Fixed Allocations.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable to assets held in the  Sub-accounts  solely for us rather than on behalf of Owners,  or any share as to  which  we have  not  received  instructions,  in the same  manner  and  proportion  as the  shares  for  which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined as of the record date for such  underlying  mutual fund or portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following  matters:  (a) changes to the board of trustees or board of directors,  as applicable;
(b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy; (d) any other matter requiring a vote of the  shareholders;  and (e)  approval of changes to the  investment  advisory  agreement  or adoption of a new  investment  advisory agreement.  American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and  management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required,  under the terms of the  exemption,  to provide  certain  information to  shareholders  following these types of changes.

With respect to approval of changes to the  investment  advisory  agreement,  approval of a new  investment  advisory  agreement or any change in fundamental  investment  policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the  applicable  underlying  mutual fund  portfolio will instruct us how to vote on the matter,  pursuant to the  requirements  of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the  following:  (a) combine any  Sub-account(s)  with any other  Sub-account(s);  (b) combine
Separate Account F or a portion thereof with other separate  accounts;  (c) deregister  Separate Account F under the Investment Company
Act of 1940; (d) operate  Separate  Account F as a management  investment  company under the  Investment  Company Act of 1940 or in any other form permitted by law; (e) make changes  required by any change in the  Securities  Act of 1933,  the Securities  Exchange Act of
1934 or the  Investment  Company Act of 1940;  (f) make changes that are  necessary to maintain the tax status of your Policy under the
Code;  and (g) make changes  required by any change in other  Federal or state laws relating to life  insurance  policies in general or variable life insurance policies in particular.

We also may make additional  Sub-accounts  available to you from time to time. These  Sub-accounts will invest in Portfolios we believe to be  suitable  for the  Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio  of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios for the one in which a Sub-account  is invested.  Substitutions  may be necessary if we believe a Portfolio no longer suits the purpose of the Policy.  This may happen due to a change in laws or regulations,  or a change in the investment  objectives or restrictions of a
Portfolio,  or because the Portfolio is no longer  available for investment,  or for some other reason.  We would obtain prior approval from the  insurance  department  of our state of  domicile,  if so required by law,  before  making such a  substitution,  combination, deletion or addition.  We also would obtain prior  approval from the SEC so long as required by law, and any other  required  approvals before making such a substitution, combination, deletion or addition.

Deferral of Transactions
We may defer any  distribution or transfer from a Fixed  Allocation or Death Proceeds for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any Death Proceeds for more than thirty days,  or less where  required by law, we pay  interest at the minimum rate  required by law but not less than 3% or at least 4%
if  required  by your  contract,  per year on the amount  deferred.  We may defer  payment of  proceeds  of any  distribution  from any
Sub-account  or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.
Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Ending the Offer
We may limit or discontinue offering Policies.  Existing Policies will not be affected by any such action.

REGULATION

We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing insurance  companies.  We are  regulated and  supervised  by the  Connecticut  Commissioner  of Insurance.  By March 1 of every year, we must prepare and file an annual  statement,  in a form  prescribed  by the  Connecticut  Insurance  Department,  which covers our  operations  for the preceding calendar year,  and must prepare and file our statement of financial  condition as of December 31 of such year.  The  Commissioner  and his or her agents have the right at all times to review or examine our books and assets.  A full  examination  of our  operations  will be conducted  periodically  according to the rules and practices of the National Association of Insurance  Commissioners  ("NAIC").  We
are subject to the insurance laws and various Federal and state  securities laws and  regulations and to regulatory  agencies,  such as the Securities and Exchange Commission and the Connecticut Banking Department, which administer those laws and regulations.

We can be assessed up to prescribed  limits for policyholder  losses incurred by insolvent  insurers under the insurance  guaranty fund laws of most  states.  We cannot  predict  or  estimate  the  amount  any such  future  assessments  we may have to pay.  However,  the insurance  guaranty  laws of most states  provide for  deferring  payment or exempting a company from paying such an  assessment  if it would threaten such insurer's financial strength.

Several states,  including  Connecticut,  regulate  insurers and their affiliates under insurance holding company laws and regulations.
This applies to us and our affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies and  transfers of assets,  may be subject to prior notice and  approval,  depending on factors such as the size of the  transaction  in relation to the financial position of the companies.

Currently, the federal government does not directly regulate the business of insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.  Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance  companies;  (b) the tax treatment of insurance  products;  (c) the securities laws,  particularly as they relate to insurance and annuity  products;  (d) the "business of insurance"  exemption from many of the provisions of the anti-trust  laws; and (e) any initiatives  directed toward improving the solvency of insurance  companies.  We would also be affected by federal  initiatives  that have impact on the  ownership  of or  investment  in United  States  companies  by foreign companies or investors.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period ended  December 31, 2002,  appearing in this  Statement of  Additional  Information  have been audited by
Ernst & Young LLP,  independent  auditors,  as set forth in their  report  thereon  appearing  elsewhere  herein,  and are  included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel for American  Skandia Life Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Policies and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Separate Account F

The statements which follow in Appendix F are those of American Skandia Life Assurance  Corporation  Separate Account F Sub-accounts as of December 31, 2002 and for the years ended December 31, 2002 and 2001.  There are other  Sub-accounts  included in Separate Account F that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any  statement in a document  incorporated  by reference  into this  Statement of  Additional
Information is modified or superseded by a statement in this Statement of Additional  Information  or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We  furnish  you  without  charge  a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We do so upon receipt of your  written or oral  request.  Please  address  your  request  to  American  Skandia - Variable  Life  Insurance,  P.O.  Box 7040,
Bridgeport, Connecticut 06601-7040.  Our phone number is 1-888-554-3348.

                                                             APPENDIX A -1
                                MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS -
                                                     CASH VALUE ACCUMULATION TEST

The following  are examples of how we determine the Minimum  Required  Death  Benefit.  For more  information  on the Minimum  Required
Death Benefit, please see the Prospectus.
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              10.342889         10.342889        12.907301        12.907301        10.762146        10.762146
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              10.190317         10.190317        12.688989        12.688989        10.599529        10.599529
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2               9.889919          9.889919        12.319258        12.319258        10.287454        10.287454
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3               9.592070          9.592070        11.951280        11.951280         9.977856         9.977856
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4               9.298905          9.298905        11.588414        11.588414         9.673048         9.673048
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5               9.009218          9.009218        11.232252        11.232252         9.372522         9.372522
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6               8.722792          8.722792        10.881891        10.881891         9.075163         9.075163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7               8.440163          8.440163        10.537673        10.537673         8.782254         8.782254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8               8.161817          8.161817        10.199897        10.199897         8.494209         8.494209
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9               7.889296          7.889296         9.869720         9.869720         8.212001         8.212001
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10               7.623823          7.623823         9.547222         9.547222         7.936973         7.936973
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11               7.366338          7.366338         9.232460         9.232460         7.670163         7.670163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12               7.118866          7.118866         8.927638         8.927638         7.413309         7.413309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13               6.882900          6.882900         8.633085         8.633085         7.167689         7.167689
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14               6.659106          6.659106         8.348988         8.348988         6.934195         6.934195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15               6.447167          6.447167         8.075417         8.075417         6.712623         6.712623
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16               7.714038          6.246384         8.883289         7.811801         7.921276         6.501967
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17               7.490087          6.067088         8.601262         7.562175         7.687332         6.311944
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18               7.274451          5.895022         8.327973         7.321069         7.461892         6.129616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19               7.065283          5.728835         8.063091         7.088069         7.243510         5.953228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20               6.861458          5.567128         7.806305         6.861967         7.030541         5.781887
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21               6.661653          5.408986         7.556813         6.642537         6.822445         5.614310
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22               6.464794          5.253425         7.314421         6.429210         6.617636         5.449947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23               6.270710          5.099656         7.078500         6.222172         6.416275         5.287891
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24               6.079284          4.947868         6.849350         6.021229         6.218176         5.128299
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25               5.890750          4.797861         6.626794         5.826195         6.023827         4.971113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26               5.705040          4.649678         6.410659         5.636893         5.832763         4.816305
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27               5.522898          4.504032         6.201109         5.453650         5.645711         4.664576
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28               5.344683          4.361348         5.997622         5.275991         5.462995         4.516156
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29               5.170680          4.221963         5.800329         5.103941         5.284868         4.371380
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30               5.001105          4.086269         5.609297         4.937480         5.111516         4.230639
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31               4.836116          3.954433         5.424047         4.776558         4.942867         4.093959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32               4.675997          3.826566         5.244630         4.620750         4.779217         3.961457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33               4.520775          3.702732         5.070836         4.470011         4.620597         3.833199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34               4.370595          3.583042         4.902664         4.324416         4.467161         3.709205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35               4.225394          3.467465         4.740074         4.183848         4.318842         3.589457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36               4.085086          3.356021         4.582997         4.048174         4.175553         3.473994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37               3.949567          3.248690         4.431647         3.917840         4.037186         3.362809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38               3.818941          3.145553         4.285998         3.792813         3.903851         3.256004
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39               3.693040          3.046504         4.145845         3.673016         3.775375         3.153477
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40               3.571693          2.951476         4.010977         3.558241         3.651580         3.055167
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41               3.454900          2.860428         3.881415         3.448537         3.532470         2.960982
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42               3.342458          2.773184         3.756910         3.343648         3.417834         2.870806
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43               3.234168          2.689611         3.637120         3.243173         3.307466         2.784401
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44               3.129908          2.609564         3.521738         3.146753         3.201166         2.701638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45               3.029541          2.532930         3.410485         3.054066         3.098808         2.622372
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46               2.932983          2.459507         3.303261         2.964942         3.000319         2.546412
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47               2.840076          2.389067         3.199881         2.879156         2.905488         2.473497
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48               2.750661          2.321491         3.100233         2.796498         2.814220         2.403491
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49               2.664621          2.256653         3.004132         2.716869         2.726358         2.336319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50               2.581834          2.194449         2.911514         2.640204         2.641788         2.271832
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51               2.502245          2.134813         2.822298         2.566383         2.560470         2.209991
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52               2.425812          2.077736         2.736386         2.495279         2.482337         2.150759
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53               2.352495          2.023195         2.653757         2.426909         2.407368         2.094123
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54               2.282258          1.971184         2.574318         2.361224         2.335512         2.040066
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55               2.215003          1.921607         2.497845         2.298000         2.266657         1.988478
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56               2.150641          1.874323         2.424204         2.237060         2.200707         1.939204
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57               2.089041          1.829175         2.353159         2.178160         2.137499         1.892074
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58               2.030020          1.786005         2.284466         2.121004         2.076846         1.846923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59               1.973499          1.744664         2.217941         2.065411         2.018656         1.803579
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60               1.919419          1.705054         2.153572         2.011322         1.962861         1.761947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61               1.867715          1.667166         2.091395         1.958834         1.909430         1.722035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62               1.818313          1.631023         2.031522         1.908128         1.858318         1.683884
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63               1.771222          1.596648         1.974084         1.859457         1.809548         1.647549
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64               1.726411          1.564046         1.919204         1.812975         1.763101         1.613050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65               1.683805          1.533171         1.866818         1.768643         1.718910         1.580343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66               1.643300          1.503897         1.816773         1.726291         1.676876         1.549291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67               1.604764          1.476075         1.768841         1.685679         1.636838         1.519731
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68               1.568051          1.449538         1.722783         1.646485         1.598627         1.491460
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69               1.533054          1.424158         1.678405         1.608508         1.562129         1.464331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70               1.499720          1.399895         1.635655         1.571688         1.527284         1.438291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71               1.468047          1.376751         1.594581         1.536120         1.494089         1.413350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72               1.438063          1.354779         1.555314         1.502053         1.462589         1.389586
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73               1.409834          1.334059         1.518005         1.469679         1.432868         1.367099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74               1.383379          1.314626         1.482760         1.439131         1.404950         1.345937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75               1.358636          1.296498         1.449578         1.410430         1.378783         1.326116
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76               1.335469          1.279631         1.418378         1.383477         1.354239         1.307580
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77               1.313718          1.263864         1.388992         1.358100         1.331154         1.290152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78               1.293201          1.248999         1.361233         1.334088         1.309345         1.273628
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79               1.273759          1.234861         1.334950         1.311271         1.288648         1.257826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80               1.255309          1.221364         1.310065         1.289565         1.268984         1.242660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81               1.237839          1.208496         1.286574         1.268966         1.250340         1.228120
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82               1.221386          1.196307         1.264515         1.249510         1.232759         1.214254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83               1.206024          1.184882         1.243944         1.231249         1.216310         1.201144
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84               1.191790          1.174263         1.224858         1.214302         1.201025         1.188858
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85               1.178654          1.164403         1.207192         1.198599         1.186864         1.177349
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86               1.166512          1.155169         1.190822         1.184011         1.173721         1.166496
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87               1.155226          1.146356         1.175596         1.170379         1.161453         1.156126
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88               1.144611          1.137856         1.161343         1.157508         1.149880         1.146117
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89               1.134451          1.129578         1.147875         1.145194         1.138803         1.136350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90               1.124540          1.121277         1.134998         1.133196         1.128023         1.126599
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91               1.114649          1.112675         1.122488         1.121417         1.117328         1.116680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92               1.104523          1.103442         1.110106         1.109599         1.106476         1.106325
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93               1.093858          1.093346         1.097598         1.097460         1.095193         1.095309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94               1.082392          1.082252         1.084722         1.084722         1.083237         1.083449
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95               1.070054          1.070054         1.071362         1.071362         1.070535         1.070696
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96               1.057074          1.057074         1.057701         1.057701         1.057307         1.057384
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97               1.044319          1.044319         1.044548         1.044548         1.044405         1.044433
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98               1.034629          1.034629         1.034629         1.034629         1.034629         1.034629
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99               1.025648          1.025648         1.025648         1.025648         1.025648         1.025648
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
The Minimum Required Death Benefit under the Cash Value  Accumulation  Test is determined by treating the Account Value as if it were a net single  premium.  We determine the Minimum  Required Death Benefit by multiplying  the Account Value by factors that are determined for your Policy as of the Policy Date.  These  factors vary by the attained  Age,  gender  (where  permitted),  tobacco usage class and risk class of each Insured.  The factors shown above are  applicable  for Insureds in the preferred  risk class.  The factors for other risk  classes are  available  upon  request.  Factors for joint life cases  depend upon a standard  insurance  industry  method used to derive the applicable factor for both Insureds.
---------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX A -2
                                MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS -
                                                        GUIDELINE PREMIUM TEST

The following  are examples of how we determine the Minimum  Required  Death  Benefit.  For more  information  on the Minimum  Required
Death Benefit, please see the Prospectus.

                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                        Attained        Corridor         Attained         Corridor         Attained          Female
                          Age            Factors            Age            Factors            Age        No Tobacco Use
                                     ---------------- ---------------- ---------------- ---------------- ----------------
                     ---------------                  ---------------- ----------------
                           0              2.50              33              2.50              66              1.19
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           1              2.50              34              2.50              67              1.18
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           2              2.50              35              2.50              68              1.17
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           3              2.50              36              2.50              69              1.16
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           4              2.50              37              2.50              70              1.15
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           5              2.50              38              2.50              71              1.13
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           6              2.50              39              2.50              72              1.11
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           7              2.50              40              2.50              73              1.09
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           8              2.50              41              2.43              74              1.07
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           9              2.50              42              2.36              75              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           10             2.50              43              2.29              76              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           11             2.50              44              2.22              77              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           12             2.50              45              2.15              78              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           13             2.50              46              2.09              79              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           14             2.50              47              2.03              80              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           15             2.50              48              1.97              81              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           16             2.50              49              1.91              82              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           17             2.50              50              1.85              83              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           18             2.50              51              1.78              84              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           19             2.50              52              1.71              85              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           20             2.50              53              1.64              86              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           21             2.50              54              1.57              87              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           22             2.50              55              1.50              88              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           23             2.50              56              1.46              89              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           24             2.50              57              1.42              90              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           25             2.50              58              1.38              91              1.04
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           26             2.50              59              1.34              92              1.03
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           27             2.50              60              1.30              93              1.02
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           28             2.50              61              1.28              94              1.01
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           29             2.50              62              1.26              95              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           30             2.50              63              1.24              96              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           31             2.50              64              1.22              97              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           32             2.50              65              1.20              98              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                              99              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
The Minimum  Required  Death Benefit  under the Guideline  Premium Test is determined by treating the Account Value as if it were a net single premium.  We determine the Minimum  Required Death Benefit by multiplying the Account Value by a corridor  factor.  The corridor factors are based on the  Insured's  age at the  beginning of each Policy Year.  The  corridor  factors do not vary by gender,  tobacco usage class or risk class of the Insured.  Factors for joint life cases are based upon the age of the younger  Insured,  regardless  of whether the younger Insured is alive.
---------------------------------------------------------------------------------------------------------------------------------------

                                                              APPENDIX B
                                         GUARANTEED MAXIMUM MONTHLY COST OF INSURANCE CHARGES
                                                  (Per $1,000 of Net Amount at Risk)

The following are  guaranteed  maximum cost of insurance  charges  deducted on a monthly  basis.  For more  information  on the cost of insurance, please see the Prospectus.

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             0              N/A            0.21943            N/A             0.15680            N/A            0.20690
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             1              N/A            0.08587            N/A             0.07003            N/A            0.08254
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             2              N/A            0.08254            N/A             0.06669            N/A            0.07920
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             3              N/A            0.08087            N/A             0.06502            N/A            0.07753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             4              N/A            0.07753            N/A             0.06419            N/A            0.07503
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             5              N/A            0.07336            N/A             0.06252            N/A            0.07086
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             6              N/A            0.06919            N/A             0.06085            N/A            0.06753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             7              N/A            0.06502            N/A             0.05919            N/A            0.06419
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             8              N/A            0.06252            N/A             0.05835            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             9              N/A            0.06169            N/A             0.05752            N/A            0.06085
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            10              N/A            0.06252            N/A             0.05668            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            11              N/A            0.06753            N/A             0.05835            N/A            0.06586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            12              N/A            0.07670            N/A             0.06085            N/A            0.07336
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            13              N/A            0.08921            N/A             0.06419            N/A            0.08421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            14              N/A            0.10339            N/A             0.06836            N/A            0.09672
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            15              N/A            0.11841            N/A             0.07253            N/A            0.10923
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            16            0.12342          0.16348          0.07503           0.08421          0.11340          0.14762
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            17            0.13093          0.17517          0.07753           0.08838          0.12008          0.15847
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            18            0.13593          0.18435          0.08004           0.09255          0.12509          0.16598
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            19            0.13927          0.19020          0.08254           0.09505          0.12759          0.17183
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            20            0.14011          0.19354          0.08421           0.09755          0.12926          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            21            0.13844          0.19354          0.08587           0.09922          0.12759          0.17517
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            22            0.13593          0.19020          0.08671           0.10172          0.12592          0.17266
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            23            0.13260          0.18686          0.08838           0.10423          0.12342          0.17016
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            24            0.12926          0.18185          0.09004           0.10673          0.12175          0.16682
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            25            0.12509          0.17600          0.09171           0.10923          0.11841          0.16265
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            26            0.12258          0.17266          0.09422           0.11340          0.11674          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            27            0.12091          0.17099          0.09588           0.11674          0.11591          0.16014
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            28            0.12008          0.17099          0.09839           0.12091          0.11591          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            29            0.12008          0.17350          0.10172           0.12592          0.11674          0.16432
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            30            0.12091          0.17767          0.10423           0.13176          0.11758          0.16849
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            31            0.12342          0.18352          0.10756           0.13677          0.12008          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            32            0.12675          0.19103          0.11090           0.14261          0.12342          0.18185
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            33            0.13176          0.20106          0.11507           0.15012          0.12842          0.19103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            34            0.13760          0.21275          0.12008           0.15847          0.13427          0.20189
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            35            0.14428          0.22695          0.12592           0.16765          0.14094          0.21525
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            36            0.15179          0.24366          0.13427           0.18185          0.14845          0.23113
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            37            0.16181          0.26455          0.14428           0.19855          0.15847          0.25118
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            38            0.17266          0.28796          0.15513           0.21776          0.16932          0.27375
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            39            0.18435          0.31471          0.16682           0.23865          0.18101          0.29966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            40            0.19855          0.34566          0.18101           0.26372          0.19521          0.32893
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            41            0.21358          0.37912          0.19604           0.29046          0.21024          0.36155
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            42            0.22946          0.41595          0.21108           0.31722          0.22611          0.39586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            43            0.24700          0.45614          0.22611           0.34398          0.24282          0.43353
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            44            0.26622          0.50054          0.24115           0.37076          0.26121          0.47457
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            45            0.28796          0.54748          0.25787           0.39921          0.28210          0.51814
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            46            0.31137          0.59612          0.27542           0.42851          0.30384          0.56257
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            47            0.33646          0.64898          0.29464           0.45866          0.32809          0.61038
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            48            0.36406          0.70607          0.31471           0.49133          0.35402          0.66325
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            49            0.39419          0.76824          0.33729           0.52736          0.38247          0.71951
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            50            0.42851          0.83718          0.36239           0.56592          0.41511          0.78253
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            51            0.46787          0.91543          0.39000           0.60702          0.45196          0.85316
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            52            0.51311          1.00386          0.42181           0.65401          0.49468          0.93311
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            53            0.56509          1.10418          0.45698           0.70607          0.54329          1.02324
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            54            0.62296          1.21391          0.49300           0.75899          0.59696          1.12105
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            55            0.68759          1.33137          0.53155           0.81363          0.65653          1.22488
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            56            0.75815          1.45577          0.57012           0.86746          0.72035          1.33391
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            57            0.83297          1.58711          0.60786           0.91795          0.78757          1.44815
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            58            0.91627          1.72545          0.64562           0.96763          0.86157          1.56676
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            59            1.00976          1.87420          0.68843           1.02071          0.94405          1.69403
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            60            1.11430          2.04024          0.73883           1.08394          1.03757          1.83678
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            61            1.23080          2.22793          0.80102           1.16325          1.14299          1.99934
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            62            1.36520          2.43998          0.87840           1.26544          1.26544          2.18524
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            63            1.51760          2.67741          0.97353           1.38974          1.40497          2.39462
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            64            1.68724          2.93784          1.08057           1.52862          1.56083          2.62421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            65            1.87335          3.21456          1.19617           1.67535          1.73224          2.86729
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            66            2.07519          3.50512          1.31615           1.82487          1.91589          3.12050
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            67            2.29201          3.80705          1.43883           1.96953          2.11100          3.37962
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            68            2.52819          4.12480          1.56592           2.11612          2.32278          3.64902
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            69            2.79077          4.47081          1.70761           2.27577          2.55733          3.94098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            70            3.08860          4.85419          1.87420           2.46481          2.82343          4.26532
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            71            3.42980          5.28689          2.07775           2.70488          3.13085          4.63554
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            72            3.82530          5.77849          2.32791           2.99984          3.49040          5.06103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            73            4.27493          6.32638          2.62850           3.35194          3.90095          5.53811
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            74            4.77159          6.93068          2.97572           3.75492          4.35708          6.06583
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            75            5.30544          7.58072          3.36491           4.19722          4.84979          6.63341
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            76            5.87269          8.25008          3.78793           4.66976          5.37438          7.21630
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            77            6.46947          8.92720          4.24349           5.16595          5.92694          7.80753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            78            7.09996          9.61687          4.73909           5.69327          6.51244          8.40997
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            79            7.78482         10.34362          5.29130           6.27100          7.15045          9.04869
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            80            8.54724         11.13283          5.92338           6.92258          7.86386          9.74764
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            81            9.40951         12.00894          6.65582           7.66774          8.67463         10.53068
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            82           10.39222         12.98985          7.50735           8.52252          9.60297         11.41509
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            83           11.49455         14.06239          8.47766           9.51961         10.64779         12.40384
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            84           12.69876         15.19328          9.55943          10.61311         11.79409         13.46162
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            85           13.98063         16.34562          10.74440         11.78935         13.02257         14.56335
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            86           15.32651         17.49176          12.02798         13.04182         14.32180         15.69269
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            87           16.71801         18.68356          13.41230         14.36087         15.68277         16.87966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            88           18.15089         19.94244          14.90282         15.75618         17.10607         18.14273
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            89           19.64755         21.21198          16.51661         17.23007         18.61283         19.45082
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            90           21.23308         22.51167          18.27329         18.89300         20.23100         20.86977
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            91           22.94951         23.88390          20.22265         20.71856         22.00462         22.41430
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            92           24.87000         25.50217          22.45281         22.78829         24.01446         24.21830
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            93           27.20133         27.62219          25.14857         25.28211         26.46176         26.49647
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            94           30.42888         30.59762          28.73602         28.73602         29.81058         29.68976
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            95           35.49222         35.49222          34.15815         34.15815         34.99881         34.83496
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            96           44.51508         44.51508          43.54279         43.54279         44.15279         44.03236
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            97           62.83141         62.83141          62.19405         62.19405         62.59184         62.51383
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            98           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            99           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
We base the guaranteed  maximum cost of insurance charges on the sex distinct 1980  Commissioners  Standard Ordinary Ultimate Mortality
Smoker/Non-Smoker  Table,  age last birthday unless unisex charges apply. If unisex charges apply, a unisex  variation of that table is used.  The  amounts  shown are per $1,000 of Net  Amount at Risk.  The  guaranteed  maximum  cost of  insurance  charge  depends on the tobacco usage class and risk class of each Insured.  The charges shown above are  applicable  for Insureds in the preferred risk class.
The  guaranteed  maximum cost of insurance  charges for other risk classes are available  upon request.  Charges for  substandard  risk classes are based on a multiple of the table rates.  Cost of  insurance  charges for joint life cases are  determined  using a standard insurance industry method used to derive the applicable charge based on the applicable cost of insurance charge for both Insureds.
---------------------------------------------------------------------------------------------------------------------------------------

                                                              APPENDIX C
                                                CURRENT MONTHLY COST OF INSURANCE RATES
                                                  (per $1,000 of Net Amount at Risk)

The following are examples of the current monthly cost of insurance rates.  For more  information on the cost of insurance,  please see the Prospectus.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0            0.08329          0.08329           0.04935          0.04935          0.07820          0.07820
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11            0.03181          0.03181           0.02044          0.02044          0.03010          0.03010
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12            0.03575          0.03575           0.02119          0.02119          0.03356          0.03356
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13            0.03969          0.03969           0.02195          0.02195          0.03703          0.03703
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14            0.04363          0.04363           0.02270          0.02270          0.04049          0.04049
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15            0.04757          0.04757           0.02345          0.02345          0.04395          0.04395
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16            0.05017          0.08451           0.02350          0.03350          0.04600          0.07701
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17            0.05034          0.08484           0.02367          0.03367          0.04617          0.07734
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18            0.05050          0.08517           0.02383          0.03383          0.04634          0.07767
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19            0.05067          0.08551           0.02400          0.03400          0.04650          0.07801
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            0.05084          0.08584           0.02417          0.03417          0.04667          0.07809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            0.05100          0.08634           0.02417          0.03750          0.04684          0.07901
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            0.05117          0.08684           0.02417          0.04087          0.04700          0.07994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            0.05134          0.08734           0.02417          0.04427          0.04717          0.08088
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            0.05150          0.08784           0.02417          0.04771          0.04734          0.08182
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            0.05167          0.08834           0.02417          0.05119          0.04750          0.08277
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            0.05217          0.08917           0.02433          0.05491          0.04800          0.08403
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            0.05267          0.09001           0.02450          0.05869          0.04850          0.08531
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            0.05317          0.09084           0.02467          0.06253          0.04900          0.08659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            0.05367          0.09168           0.02483          0.06643          0.04950          0.08789
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            0.05417          0.09251           0.02500          0.07039          0.05000          0.08919
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            0.05467          0.09351           0.02600          0.07255          0.05050          0.09037
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            0.05517          0.09451           0.02700          0.07580          0.05100          0.09170
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            0.05567          0.09551           0.02800          0.08002          0.05150          0.09319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            0.05617          0.09651           0.02900          0.08472          0.05200          0.09474
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            0.05667          0.09751           0.03000          0.08971          0.05250          0.09640
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            0.06017          0.10718           0.03250          0.09619          0.05584          0.10553
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            0.06367          0.11685           0.03500          0.10338          0.05917          0.11483
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            0.06717          0.12652           0.03750          0.11115          0.06250          0.12421
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            0.07067          0.13619           0.04000          0.11910          0.06584          0.13363
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            0.07417          0.14585           0.04250          0.12814          0.06917          0.14319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            0.08051          0.16619           0.04700          0.13789          0.07534          0.16194
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            0.08684          0.18653           0.05150          0.14843          0.08151          0.18082
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            0.09318          0.20688           0.05600          0.16048          0.08767          0.19992
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            0.09951          0.22722           0.06050          0.17461          0.09384          0.21933
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            0.10584          0.24756           0.06500          0.19182          0.10001          0.23920
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            0.11568          0.27458           0.07101          0.21178          0.10918          0.26516
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            0.12552          0.30159           0.07701          0.23371          0.11835          0.29141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            0.13535          0.32861           0.08301          0.25676          0.12752          0.31783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            0.14519          0.35563           0.08901          0.27930          0.13669          0.34418
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            0.15502          0.38265           0.09501          0.29938          0.14585          0.37016
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            0.17036          0.41984           0.10418          0.31666          0.16036          0.40436
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            0.18570          0.45704           0.11335          0.33353          0.17486          0.43851
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            0.20104          0.49424           0.12252          0.35116          0.18937          0.47278
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            0.21638          0.53145           0.13168          0.36982          0.20387          0.50721
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            0.23172          0.56866           0.14085          0.39220          0.21838          0.54219
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            0.25140          0.60837           0.15019          0.41878          0.23656          0.57993
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            0.27107          0.64809           0.15953          0.44870          0.25473          0.61818
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            0.29075          0.69575           0.16886          0.48228          0.27291          0.66373
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            0.31043          0.75966           0.17820          0.52028          0.29108          0.72376
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            0.33011          0.82741           0.18754          0.56414          0.30926          0.78792
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            0.35880          0.90104           0.20404          0.61409          0.33611          0.85800
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            0.38748          0.98237           0.22055          0.67013          0.36297          0.93553
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            0.41617          1.06990           0.23706          0.72843          0.38982          1.01868
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            0.44486          1.15596           0.25356          0.78251          0.41667          1.09994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            0.47356          1.22896           0.27007          0.82852          0.44353          1.16890
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            0.53712          1.28389           0.30776          0.86689          0.50309          1.22134
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            0.60069          1.32720           0.34545          0.89860          0.56265          1.26291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            0.66427          1.37959           0.38315          0.92777          0.62222          1.31182
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            0.72786          1.46845           0.42084          0.95396          0.68180          1.39127
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            0.79146          1.61383           0.45854          0.97549          0.74138          1.51808
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            0.92018          1.82380           0.53595          0.99425          0.86241          1.69937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            1.04893          2.08994           0.61338          1.01042          0.98347          1.92801
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            1.17772          2.38466           0.69081          1.03038          1.10455          2.18152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            1.30654          2.67450           0.76826          1.08284          1.22567          2.43575
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            1.43539          2.93053           0.84571          1.18724          1.34681          2.66904
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            1.71862          3.14075           1.10171          1.44041          1.62597          2.88570
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            2.00200          3.32730           1.35784          1.69370          1.90529          3.08226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            2.28555          3.53886           1.61410          1.94712          2.18476          3.30010
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            2.56925          3.84085           1.87049          2.20067          2.46439          3.59483
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            2.85312          4.30482           2.12701          2.45434          2.74418          4.02724
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            3.37418          4.98954           2.50727          2.90911          3.24416          4.67747
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            3.89578          5.89139           2.88782          3.36428          3.74464          5.51233
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            4.41793          6.91487           3.26865          3.81987          4.24562          6.45062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            4.94062          7.94916           3.64977          4.27587          4.74710          7.39816
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            5.46386          8.97971           4.03119          4.73229          5.24908          8.34260
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            6.12225          10.10167          4.57736          5.16454          5.89049          9.36110
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            6.78151          11.46630          5.12412          5.59715          6.53273         10.58593
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            7.44164          13.13249          5.67148          6.03014          7.17579         12.06713
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            8.10262          15.00829          6.21944          6.94127          7.81967         13.79823
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            8.76448          16.99242          6.76800          8.80147          8.46438         15.76378
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            9.46270          19.01479          7.39512         11.00033          9.15200         17.81262
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92           10.16189          21.12966          8.02302         13.32007          9.84056         19.95822
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93           10.86205          23.38870          8.65171         15.59701         10.53006         22.21995
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94           11.56318          25.75114          9.28118         17.94584         11.22050         24.58035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95           12.26528          28.62037          9.91144         20.78254         11.91189         27.44470
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96           12.89876          33.24996         10.51321         25.06673         12.54048         32.02248
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97           13.53303          42.99453         11.11570         33.64905         13.16986         41.59270
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98           14.16810          53.37136         11.71891         43.33980         13.80001         51.86662
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99           14.80396          65.42885         12.32284         55.71934         14.43096         63.97242
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
The  amounts  shown  above are  current  rates per $1,000 of Net Amount at Risk as of the date of this  Prospectus.  To  determine  the current  monthly cost of insurance  charge we multiply these rates by the Net Amount at Risk. To that product,  we add the current cost of  insurance  fee. The charges  shown above are  applicable  for Insureds in the  preferred  risk class.  The current  monthly cost of insurance  charges for other risk classes are available  upon request.  Cost of insurance  charges for joint life cases are  determined using a standard  insurance  industry method used to derive the applicable  charge based on the applicable cost of insurance charge for both Insureds.  Current monthly cost of insurance rates for specific proposed joint Insureds are also available on request.
---------------------------------------------------------------------------------------------------------------------------------------

                                                              APPENDIX D
                              DESCRIPTION OF THE CALCULATION OF CURRENT MONTHLY COST OF INSURANCE CHARGES

The following are examples of how we calculate  the current  monthly cost of insurance  charges.  For more  information  on the cost of insurance, please see the Prospectus.

We determine the current monthly cost of insurance  rate, the currently  monthly cost of insurance fee and any  underwriting  factor as follows:

         1.       Current monthly cost of insurance rate:  The rate depends on a number of factors, as follows.

                  a.       For Policies with One Insured:  The rates depend on the tobacco usage class and risk class of the
Insured(s), the Age and, where permissible, gender of the Insured.

                  b.       For Policies with Two Insureds:  The rates depend on the individual current monthly cost of insurance rates for each Insured.

         2.       Current monthly cost of insurance fee: The cost of insurance fee is calculated using a "constant", currently $12.00.

         3.       Underwriting factor: We reserve the right to multiply the current cost of insurance rate by an underwriting factor.
The underwriting factor for Policies that are fully underwritten would be one, which results in no change to the rate.

The following is an example of how we calculate the monthly cost of insurance deduction.  Assume for this example that:  (1) the
Policy is issued using Death Benefit Option I with a Specified Amount of $80,000; (2) on the applicable Monthly Processing Day, the
Death Benefit equals the Specified Amount; (3) the then current Account Value is $10,000; (4) there is one male Insured, who is currently Age 55 (gender specific cost of insurance rates are used); and (5) the Insured is in the "no tobacco usage" class and is in the preferred risk class.

         (a)      We look up the current monthly cost of insurance rate for the Insured.  As of the date of this Prospectus, the current monthly cost of insurance rate for a 55 year old male nonsmoker Insured is  $.23172 per thousand of Net Amount at Risk.

         (b)      If applicable, we multiply the rate shown in (a) times the applicable current underwriting factor.

         (c)      We multiply (a), or, if applicable, the result of (b), times the Net Amount at Risk*.  The result is 16.16.

         (d)      We add the current "constant" of $12.00 to (c), resulting in $28.16.

         (e)      We look up the contractually guaranteed maximum monthly cost of insurance charge for the Insured.  In this case, we look up the charge for a 55 year old male in the "no tobacco usage" class and the preferred risk class.  That charge is .68759 per
$1,000 Net Amount at Risk.

         (f)      We multiply the rate shown in (e) times the Net Amount at Risk*.  The result is $47.95.

         (g)      We compare the result in (d) and (f).  The lower of the two amounts is the current monthly cost of insurance for the
Insured.  In this example, the current cost of insurance is, therefore, $28.16.

*        We determine the Net Amount at Risk for purposes of determining cost of insurance charges by subtracting the Account Value from the Death Benefit discounted to the beginning of the Policy Month at the rate of 4% per year.  In this example, the Amount at
Risk is $69,739.

                                                              APPENDIX E
                                   MAXIMUM ANNUAL ASSESSABLE PREMIUMS PER $1,000 OF SPECIFIED AMOUNT

The  following  are  examples of the Maximum  Annual  Assessable  Premiums.  For more  information  on the  Maximum  Annual  Assessable
Premiums, please see the Prospectus.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0             12.74             N/A              10.94             N/A             12.38             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1             12.84             N/A              11.08             N/A             12.50             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2             13.21             N/A              11.40             N/A             12.85             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3             13.59             N/A              11.74             N/A             13.22             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4             13.99             N/A              12.09             N/A             13.61             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5             14.41             N/A              12.46             N/A             14.02             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6             14.86             N/A              12.85             N/A             14.46             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7             15.33             N/A              13.25             N/A             14.92             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8             15.83             N/A              13.68             N/A             15.40             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9             16.36             N/A              14.13             N/A             15.92             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10             16.91             N/A              14.59             N/A             16.45             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11             17.48             N/A              15.08             N/A             17.01             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12             18.08             N/A              15.58             N/A             17.58             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13             18.68             N/A              16.10             N/A             18.16             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14             19.28             N/A              16.64             N/A             18.75             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15             19.88             N/A              17.19             N/A             19.34             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16             20.48            20.66             17.75            20.19            19.94            20.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17             21.09            21.28             18.33            20.86            20.55            21.28
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18             21.72            21.91             18.94            21.55            21.17            21.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19             22.36            22.57             19.56            22.26            21.81            22.57
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20             23.03            23.25             20.21            23.00            22.47            23.25
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21             23.72            23.96             20.87            23.76            23.15            23.96
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22             24.44            24.70             21.57            24.55            23.87            24.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23             25.19            25.49             22.29            25.37            24.61            25.49
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24             25.98            26.32             23.03            26.22            25.40            26.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25             26.81            27.20             23.81            27.10            26.21            27.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26             27.68            28.14             24.62            28.02            27.07            28.14
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27             28.60            29.12             25.45            28.96            27.97            29.12
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28             29.55            30.17             26.32            29.94            28.91            30.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29             30.55            31.27             27.21            30.96            29.88            31.27
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30             31.59            32.43             28.14            32.01            30.90            32.43
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31             32.67            33.66             29.11            33.10            31.96            33.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32             33.79            34.95             30.11            34.22            33.06            34.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33             34.96            36.31             31.15            35.39            34.20            36.31
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34             36.17            37.74             32.23            36.60            35.39            37.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35             37.43            39.25             33.34            37.84            36.61            39.25
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36             38.73            40.84             34.50            39.14            37.88            40.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37             40.07            42.51             35.69            40.47            39.20            42.51
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38             41.46            44.26             36.92            41.83            40.55            44.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39             42.89            46.11             38.18            43.23            41.95            46.11
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40             44.38            48.05             39.49            44.67            43.40            48.05
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41             45.90            50.09             40.83            46.13            44.89            50.09
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42             47.48            52.24             42.20            47.62            46.42            52.24
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43             49.10            54.50             43.62            49.15            48.00            54.50
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44             50.78            56.89             45.07            50.70            49.63            56.89
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45             52.50            59.40             46.57            52.29            51.32            59.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46             54.28            62.05             48.12            53.93            53.05            62.05
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47             56.11            64.85             49.71            55.60            54.83            64.85
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48             58.00            67.81             51.35            57.31            56.67            67.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49             59.96            70.95             53.04            59.08            58.57            69.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50             61.97            74.09             54.79            60.88            60.53            71.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51             64.05            76.41             56.58            62.74            62.55            73.61
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52             66.19            78.78             58.43            64.64            64.63            75.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53             68.39                  81.21       60.32            66.57            66.77            78.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54             70.66                  83.69       62.26            68.55            68.96            80.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55             72.99                  86.22       64.25            70.56            71.22            82.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56             75.38                  88.80       66.30            72.61            73.54            85.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57             77.84                  91.45       68.40            74.72            75.92            87.90
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58             80.38                  94.16       70.58            76.90            78.38            90.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59             83.00                  96.97       72.84            79.18            80.91            93.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60             85.70                  99.88       75.20            81.56            83.54            95.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61             88.50                 102.91       77.66            84.05            86.26            98.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62             91.40                 106.03       80.21            86.65            89.07           101.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63             94.38                 109.25       82.85            89.33            91.96           104.73
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64             97.46                 109.51       85.55            92.06            94.95           107.83
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            100.63                 115.93       88.32            94.84            98.01           110.99
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            103.90                 119.40       91.15            97.66           101.17           114.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            107.30                 122.98       94.07           100.57           104.43           117.53
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            110.85                 126.72       97.12           103.62           107.84           120.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            114.60                 130.67      100.34           106.85           111.43           124.62
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            118.55                 134.87      103.76           110.32           115.22           128.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            122.74                 139.33      107.40           114.06           119.24           132.59
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            127.16                 144.06      111.27           118.05           123.48           136.93
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            131.80                 149.01      115.36           122.26           127.92           141.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            136.63                 154.15      119.65           126.66           132.55           146.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            141.64                 156.53      124.15           131.24           137.35           151.01
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            146.86                 156.00      128.86           136.01           142.36           155.77
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            149.50                 155.48      133.84           141.01           147.63           154.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            148.62                 155.07      139.18           146.34           148.31           154.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            147.95                 154.86      143.80           146.45           147.44           153.38
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            147.53                 154.81      142.69           145.54           146.79           152.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
The Maximum  Annual  Assessable  Premium  depends on the Age,  tobacco  usage class,  risk class and,  where  permitted,  gender of the
Insured.  The amounts shown above are applicable for Insureds in the preferred risk class.  The Maximum Annual  Assessable  Premium for
Insureds in a substandard risk class are higher than for Insureds in a preferred risk class.
---------------------------------------------------------------------------------------------------------------------------------------

                                                              APPENDIX F
                                 FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                      (TO BE FILED BY AMENDMENT)

                                                              APPENDIX G
                        FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                                                      (TO BE FILED BY AMENDMENT)

Form N-6: Focus

                                                               PART C

                                                         OTHER INFORMATION

Item 27.    Exhibits:

(a)      Resolution of the Board of Directors of American Skandia Life Assurance Corporation authorizing the establishment of the
            Registrant for Separate Account F incorporated by reference from Initial filing of Registration Statement on Form S-6
            No. 333-38119, filed via EDGAR October 17, 1997.

(b)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

(c)      (1)      Form of Principal Underwriting Agreement incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-38119, filed via EDGAR October 17, 1997.
            (2)   Form of Revised Dealer Agreement incorporated by reference from Post-Effective Amendment No. 7 to Registration
            Statement on Form N-4 No. 33-87010, filed via EDGAR April 24, 1998.

(d)      Form of Flexible Premium Variable Life Insurance Policy
(1)      Single Life version incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-95957, filed via EDGAR February 2, 2000.
(2)      Last Survivor version incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-95957, filed via EDGAR February 2, 2000.
(3)      Endorsement - Accelerated Death Benefit incorporated by reference from Initial filing of Registration Statement on Form
                    S-6 No. 333-95957, filed via EDGAR February 2, 2000.
(4)      Endorsement - Guaranteed Continuation Provision incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-95957, filed via EDGAR February 2, 2000.
(5)      Endorsement - Medically-Related Waiver incorporated by reference from Initial filing of Registration Statement on Form
                    S-6 No. 333-95957, filed via EDGAR February 2, 2000.

(e)      Form of Application for Flexible Premium Variable Life Insurance Policy incorporated by reference from Pre-effective
            Amendment No. 2 to Registration Statement on Form S-6 No. 333-58703, filed via EDGAR January 4, 1999.

(f)      Articles of Incorporation and By-Laws of American Skandia Life Assurance Corporation, incorporated by reference to
            Pre-effective Amendment No. 6 to Registration Statement on Form N-4 No. 33-87010, filed via EDGAR March 2, 1998.

(g)      Reinsurance Contracts for Transamerica                                 TO BE FILED BY AMENDMENT

(h)      Participation Agreements between Depositor and:

(1)      American Skandia Trust incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement on Form
                    N-4 No. 33-87010, filed via EDGAR February 25, 1997.
(2)      The Montgomery Funds III incorporated by reference from Initial Registration to Registration Statement on Form N-4 No.
                    333-08853, filed via EDGAR July 25, 1996.
(3)      Rydex Variable Trust incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form N-4
                    No. 33-87010, filed via EDGAR April 26, 1999.
(4)      Evergreen Variable Annuity Trust incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement
                    on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(5)      INVESCO Variable Investment Funds, Inc. incorporated by reference from Post-Effective Amendment No. 9 to Registration
                    Statement on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(6)      ProFunds VP incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement on Form N-4 No.
                    33-87010, filed via EDGAR April 26, 2000.
(7)      Prudential Series Fund, Inc. incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on
                    Form N-4 No. 33-87010, filed via EDGAR April 26, 2001.

(i)      Administrative Contracts: Not Applicable

(j)      Other Materials Contracts: Not Applicable

(k)      Opinion and Consent of Counsel                       TO BE FILED BY AMENDMENT

(l)      Actuarial Opinion: Not Applicable

(m)      Sample Calculations: Not Applicable

(n)      Consent of Ernst & Young LLP                         TO BE FILED BY AMENDMENT

(o)      Financial Statements: Not Applicable

(p)      Initial Capital Agreements: Not Applicable

(q)      Redeemability Exemption

I.       PURCHASE AND ISSUANCE OF POLICIES

A.       PREMIUMS AND UNDERWRITING STANDARDS

The Policy is a flexible  premium  variable life  insurance  policy.  The Policy  provides  considerable  flexibility  regarding the timing and amount of premium  payments  after the first.  No  additional  premium  must be paid  unless  required to pay the ongoing monthly  charges.  However,  there is a minimum amount we accept both for initial and subsequent  premiums.  There also is a maximum total amount you can pay. The minimum Premium we generally  accept as an initial  Premium is 1/4th of the Maximum Annual  Assessable
Premium.  The Maximum Annual  Assessable  Premium is the maximum amount of Premium in a Policy Year against which we will assess any contingent  deferred  sales  charge upon  surrender  of the  Policy.  We do not assess any  contingent  deferred  sales  charge upon surrender  against any portion of the Premium  you pay during a Policy Year that  exceeds the maximum  amount for that Policy  Year.
We may accept less under certain  circumstances,  such as when you authorize periodic  withdrawals from an account you may have with a bank or other  financial  institution in amounts  designed to  cumulatively  pay amounts equal to required  minimum  amounts.  The maximum  initial  Premium we accept equals the maximum  amount that can be paid without  increasing  the Death Benefit on the Policy
Date.  However,  if you submit any Premium before we have  determined  whether you meet our  requirements  for issuing a Policy,  at such time we will not accept more than $500,000 without prior Home Office approval.

B.       APPLICATION AND INITIAL PREMIUM PROCESSING

Upon receipt of a completed  Application,  American Skandia will follow certain insurance  underwriting (i.e.,  evaluation of risks)
procedures  designed  to  determine  insurability.  Standard  underwriting  may  involve  such  verification  procedures  as medical examinations and may require that further  information be provided by the proposed  Insured before a determination  can be made. The
Policies will be offered and sold pursuant to  established  underwriting  standards and in  accordance  with state  insurance  laws, which prohibit  unfair  discrimination  among Owners,  but recognize that premiums must be based upon factors such as age, health or occupation.  As part of our  standards,  we will not issue a Policy if, as of the Policy Date,  the Insured  would be older than Age
80. If our  standards  are not met and we received a Premium,  we will  return to you an amount  equal to the  Premium.  No interest will be paid.  A Policy will not be issued until underwriting procedures have been completed.

We may issue a temporary  insurance  agreement during the  "underwriting  period." The  "underwriting  period" is the period between the time an  application  is submitted  for a Policy and the time we either issue the Policy or decide not to issue one. A temporary insurance  agreement may be issued if: (a) the Application is completed in full; (b) the Insured  answers "no" to certain  questions on the  Application  (these are  questions we use as  indicators of whether we will issue  temporary  insurance);  (c) no Insured is under age 18; and (d) a Premium is submitted  with the  Application.  If we issue a temporary  insurance  agreement  and the Insured
(both Insureds if there are two Insureds) dies during the underwriting  period,  the temporary  insurance benefit will be payable if all the conditions of the temporary  insurance  agreement are satisfied.  If the Insured(s)  die(s) during the  underwriting  period and no temporary insurance agreement was in effect, no benefit is payable.

C.       PREMIUM ALLOCATION

In the  application  for a Policy,  the Owner can allocate the Net Premium using one or more variable  investment  options  and/or a
Fixed  Allocation.  The Fixed Allocation  provides a fixed interest rate guarantee  provided by American  Skandia's general account.
American Skandia initially invests the portion of the Net Premium allocated to variable  investment  options in the AST Money Market
Sub-account  unless the Owner submits a "return  waiver" In Writing before the Issue Date,  where  permitted by law. A return waiver is an election  by you to invest as soon as possible in the  variable  investment  options of your  choice.  If you submit a "return waiver"  and then  decide to return  your  Policy  during  the  "free-look"  period,  you may  receive  back less than the  Premium.
Generally,  American Skandia transfers the Account Value in the AST Money Market Sub-account to the variable  investment options the
Owner  requested as of the Valuation Date which is on or immediately  after the 15th day after the date we issue a Policy.  However, we will make the transfer as of a later date if your "free-look" period is longer than 10 days to meet state law requirements.

II.      TRANSFER AMONG INVESTMENT OPTIONS

Each  variable  investment  option is invested  in an  underlying  mutual fund or  portfolio  of an  underlying  mutual fund and are
Sub-accounts  of the Separate  Account.  Each  Sub-account  invests  exclusively  in one Portfolio.  The Owner may transfer  Account
Value between these investment  options,  however,  no transfers are permitted when the Policy is in its "grace period." The Company retains  the  right to  impose  a limit  of not more  than 12  transfers  per  Policy  Year,  including  transfers  involving  Fixed
Allocations.  The Company  reserves the right to require that there be at least  $500.00 in an  investment  option after a transfer.
If, as a result of the  transfer,  there would be less than  $500.00 in an  investment  option,  the Company  reserves  the right to transfer the remaining Account Value pro rata to the investment option(s) that were being transferred to.

Requests for transfers must be In Writing unless American Skandia receives a prior written  authorization  from the Owner permitting transfers  based on  instructions  the  Company  receives  over the phone.  A transfer  will take  effect on the date the  Company's requirements are met and received at the Company's Office, unless a later date is designated in the request for a transfer.

III.     "REDEMPTION" PROCEDURES: SURRENDER AND RELATED TRANSACTIONS

A.       SURRENDER FOR CASH VALUE

An Owner may  surrender  the  Policy  after  the end of the  free-look  period as long as the  Insured  is alive.  If the  Policy is surrendered,  the Company  will pay the Owner the Cash Value.  A surrender  request  must be In  Writing.  American  Skandia  prices surrenders, as of the date the Company's requirements are met and received at the Company's Office.

B.       PARTIAL WITHDRAWALS

Partial  withdrawals  are  allowed  while the  Insured is alive.  A partial  withdrawal  may not be taken until after the end of the
"free-look"  period.  The Company allows partial  withdrawals while the Insured is alive up to a maximum of 90% of the Policy's Cash
Value,  subject  to the  following  limitations:  (1) In the first ten  Policy  Years,  we  permit a  partial  withdrawal  if such a withdrawal  meets the requirements for a  medically-related  waiver,  as described in the section  "Medically  Related Waiver";  (2)
After the tenth Policy Year, an Owner may take up to the maximum partial  withdrawal  amount.  The maximum partial withdrawal at any time is the amount  available such that as a consequence  of the partial  withdrawal,  the Specified  Amount is at least a specified minimum  and your Cash Value is greater  than  $1,000;  and (3) At any time,  while the  Insured  is alive,  the Owner may  withdraw amounts  that  cumulatively  do not exceed the total of any  Exempt  Premiums  less the Exempt  Premiums  previously  withdrawn.  No partial  withdrawal may be less than $1,000.  Funds taken as a partial  withdrawal  cannot be put back into the Policy.  The Company charges a $25.00 transaction fee on any partial withdrawal.

The contingent deferred sales charge is a percentage of the Assessable Premium paid.  It is charged if you surrender the Policy during certain periods, unless the Policy qualifies for a medically-related waiver of these charges, as discussed in the section of this Prospectus entitled "Medically-Related Waiver".
The percentages that we assess against Assessable Premium upon a surrender are as follows:

-----------------------------------
ISSUE AGE LESS THAN 65
-----------------------------------
----------------------- ----------- ------------ ------------ ----------- ------------ ------------ ------------ -----------
Policy Year                 1            2            3           4            5            6            7           8+
----------------------- ----------- ------------ ------------ ----------- ------------ ------------ ------------ -----------
----------------------- ----------- ------------ ------------ ----------- ------------ ------------ ------------ -----------
Percentage (%)              30          20           16           12           8            4            2           0
----------------------- ----------- ------------ ------------ ----------- ------------ ------------ ------------ -----------

-----------------------------------
ISSUE AGE 65+
-----------------------------------
----------------------- ----------- ------------ ------------ ----------- ------------ ------------ ------------ -----------
Policy Year                 1            2            3           4            5            6            7           8+
----------------------- ----------- ------------ ------------ ----------- ------------ ------------ ------------ -----------
----------------------- ----------- ------------ ------------ ----------- ------------ ------------ ------------ -----------
Percentage (%)              30          18           10           8            6            4            2           0
----------------------- ----------- ------------ ------------ ----------- ------------ ------------ ------------ -----------

The Assessable  Premium equals the total Premiums less the total Exempt  Premiums.  Exempt Premiums are the amounts against which we will not charge a contingent deferred sales charge upon surrender or withdrawal.

A partial  withdrawal  reduces  the Account  Value by an amount  equal to the amount of the partial  withdrawal.  Unless  instructed differently,  Account  Value is taken from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account Value in the investment options on the Valuation Date such Account Value is taken.

A partial  withdrawal  reduces the Death  Benefit.  It also reduces the Guaranteed  Minimum Death Benefit in the same  proportion as the Account Value is reduced by the partial  withdrawal.  The Death Benefit is reduced  because the Account Value,  which is used in calculating the Death Benefit, has been reduced.

C.       DEATH BENEFIT CLAIMS

As long as the Policy remains in force,  American Skandia will usually pay the Death Proceeds to the named  Beneficiary,  unless the
Policy is contested.  The Death  Proceeds are based on the Death Benefit as of the date the Company  receives all  requirements  for paying a death  claim and are  satisfied  that the death  claim can be paid.  These  requirements  include,  but are not limited to, receipt  of a valid  death  certificate  and  information  necessary  to make  payments  to each  Beneficiary.  Payment of the Death
Proceeds may be postponed as permitted pursuant to the relevant provisions of the Investment Company Act of 1940.

The Death  Proceeds  equal the Death  Benefit  under the Policy less any Debt plus any  interest  amount  required by law. The Death
Benefit will be priced as of the date  American  Skandia's  requirements  are met and received at their Office.  The Death  Proceeds are paid as a lump sum or in accordance  with payment  options  described in the Policy or any other payment option  selected by the
Beneficiary  and  agreed  to by  American  Skandia.  Generally,  the  Beneficiary  can  choose a lump  sum or one of the  settlement options.  However,  the Owner may choose the method of payment if such  instruction is received and agreed to by American Skandia In
Writing before the Insured's death.

D.       POLICY GRACE PERIOD AND REINSTATEMENT

If, on any Monthly Processing Day, an Owner's Account Value is insufficient to pay the current monthly  deductions,  a 61-day "grace period" begins unless the guaranteed  continuation  provision is then applicable.  If a policy enters the grace period,  the Company will send the  Owners a notice of how much must be paid  before  the end of the grace  period to keep the  Policy in force.  If that were to occur and,  during the grace period,  the Owner does not pay the amount needed to keep the policy in force,  the Policy will end,  unless the  guaranteed  continuation  provision  applies.  During  the first ten Policy  Years,  the Owner may  qualify  for a guaranteed  continuation  provision  if: (1) the total amount of Premium  paid is not less than a specified  minimum for each Policy
Month times the number of Policy  Months  since the Policy Date;  and (2) there is no Debt.  The  specified  minimum for each Policy
Month is called the "monthly  continuation  amount".  This amount is 1/24th of the Maximum Annual Assessable  Premium.  If the Owner
qualifies for  continuation  under this provision,  the Company  guarantees that the Policy will not enter into a grace period until the 10th Policy  Anniversary or the Insured's Age 80, which ever is earlier.  The Death Benefit while the Policy is kept in force by this provision is the Death Benefit in effect as of the Monthly Processing Day the grace period otherwise would have begun.

If the Policy  lapses,  the Owner may apply for  reinstatement  of the Policy.  American  Skandia must receive such  application  In
Writing at the  Company's  Office  within three years of the date the lapse  occurred as measured  from the end of the grace period.
In order to reinstate the Policy, the Owner must pay a reinstatement  amount,  including any applicable charges and any Debt and the
Company may require satisfactory evidence of insurability.

E.       MEDICALLY-RELATED WAIVER

A  medically-related  waiver is the  Company's  waiver of the  contingent  deferred  sales  charge that would  otherwise  apply to a surrender.  A  medically-related  waiver also is the only  context in which we permit a partial  withdrawal  in the first ten Policy
Years of amounts other than Exempt Premium.  No contingent  deferred sales charge or partial  withdrawal  transaction fee applies to such a partial  withdrawal.  American Skandia will consider waiving the contingent  deferred sales charge,  where allowed by law, if the Company receives all of their requirements.  These requirements  include,  but are not limited to, satisfactory proof In Writing that the Insured (the last surviving  Insured if there is more than one Insured) has continuously  been confined to a long-term care facility,  such as a nursing home or a hospital,  as defined in the Policy, and that such confinement  started after the Issue Date.
A partial  withdrawal  during the first ten Policy  Years for which we grant a  medically-related  waiver has the same impact on the remaining benefits that results from any other partial withdrawal.

F.       ACCELERATED DEATH BENEFIT

The Company may pre-pay a portion of the Death  Proceeds to the Insured in the form of an  accelerated  death  benefit.  The maximum the Company will pay,  before any reductions,  is the lesser of 50% of the Required Death Benefit or $250,000.  The actual amount is reduced by a 12-month  interest  rate  discount  (currently  6.0%) and a pro-rata  portion of any Debt.  The Company  will only make payment if we receive all our  requirements,  including  but not limited to,  proof  satisfactory  to us In Writing that the Insured
(the last  surviving  Insured if there are two  Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that occurred  after the Issue Date.  Any such payment  reduces the Account
Value,  the Premium,  the  Guaranteed  Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the Valuation Period such a payment is made.

G.       POLICY LOANS

An Owner may obtain a cash loan from American  Skandia using Account Value as  collateral.  The Owner can receive loans equal to 90%
of the Cash Value.  At the time a loan is taken,  the amount then available for a new loan is the maximum  otherwise  available less any Debt.  The minimum amount an Owner can borrow is $1,000.

When a loan is taken,  Account Value equal to the loan amount,  is moved to the Loan Account.  Unless American Skandia is instructed differently,  Account  Value is moved from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account  Value is invested in the  investment  options on the  Valuation  Date such  Account  value is moved.  The Loan Account is a mechanism used to ensure that any outstanding Debt remains fully secured by the Account Value.

We  determine  what portion of a loan is a  "preferred  loan" and what  portion is a "standard  loan" at the time you take the loan.
Whether a loan is  "preferred"  or "standard"  depends on the amount of the loan relative to your Policy's Cash Value.  Loans of 25%
of less of the Policy's  Cash Value are treated as  "preferred"  loans.  Loans of greater  then 25% of the  Policy's  Cash Value are treated as "standard"  loans.  We determine  whether your loan should be treated as "preferred" or "standard" at the time it is made based on the cumulative  amount of outstanding  loans at that time. A loan retains its character as "preferred" or "standard"  until it is repaid.

We charge interest on "preferred" and "standard"  loans at the rate of 6.0% per year,  compounded  yearly,  in arrears.  Each Policy
Anniversary  that the loan is not repaid,  we add an amount equal to any unpaid interest to your Debt. We currently  credit interest to Account Value in the Loan Account on  "preferred"  loans at the rate of 6.0% per year,  compounded  yearly.  We currently  credit interest to Account Value in the Loan Account on "standard" loans at the rate of 5.85% per year,  compounded yearly.  However,  with respect to "preferred"  and  "standard"  loans,  to the extent  permitted by law, we retain the right to credit less, but never less than 5.5% per year, compounded yearly.

The Owner is not  required  to repay the loan while the  Insured is alive,  except when an amount is due to keep the Policy in force or upon  reinstatement.  The  amount of Debt is  reduced  by the  amount of any loan  repayment.  Any  standard  loan will be repaid before any  preferred  loan. A loan  repayment is allocated to the  variable  and fixed  investment  options  pro-rata  based on the
Account Value in each investment option as of the Valuation Period the loan repayment is received.

The impact of a loan on the Account Value may be positive or negative.  If the Account value  transferred  to the Loan Account earns more than that earned in the  investment  options,  the loan will have a positive  impact on the Account  Value and on the  Required
Death  Benefit.  If the Account value  transferred to the Loan Account earns less that that earned in the  investment  options,  the loan will have a negative impact on the Account Value and on the Required Death Benefit.

H.       MISSTATEMENT

The Company will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is  incorrectly stated.

I.       EXCHANGE FOR FIXED LIFE INSURANCE POLICY

Once the Policy is issued,  it may be exchanged for a non-variable  life  insurance  policy on the life of the insured by allocating all of the Account Value to the Fixed  Allocation,  which provides a guaranteed fixed interest rate supported by American  Skandia's general account.  Such  non-variable  policy will be provided without any evidence of insurability.  American Skandia will not issue a new contract.  However,  the Account Value will be limited to the fixed  allocation.  The non-variable  life insurance policy will have an amount at risk which is equal to or less than the amount at risk on the date the Owner  requests  the  exchange.  Additional premiums  may be required at a later date.  The Company  reserves  the right to make  available a new policy  issued by itself or an affiliated company.

Item 28.    Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 29.    Persons Controlled by or Under Common Control with the Depositor or Registrant:  The Depositor does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Separate Account F ("Separate Account F"):  Separate Account F was
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Separate Account F may support obligations created in relation to the Policies described in the Prospectus of this Registration Statement or other policies we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc., whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain public mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

(8)      Skandia Vida:  This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995, and began operations in July, 1995.  It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.

Item 30.    Indemnification:  Under Section 33-320a of the Connecticut General Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be  brought  against  him/her  in  his/her  capacity  as a  director  or  officer  when  certain disinterested  parties  determine  that  he/she  acted in good faith and in a manner  he/she  reasonably  believed to be in the best interests of the Depositor.  In any criminal  action or proceeding,  it also must be determined  that the director or officer had no reason to believe  his/her conduct was unlawful.  The director or officer must also be indemnified  when he/she is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he/she is fairly and reasonably  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits,  the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must  determine  that he/she is fairly and  reasonably  entitled to be  indemnified  and must  approve  the  amount.  In a claim  based upon the  director's  or  officer's  purchase  or sale of the
Registrants'  securities,  the director or officer may obtain  indemnification  only if a court  determines that, in view of all the circumstances,  he/she is fairly and reasonably  entitled to be indemnified  and then for such amount as the court shall  determine.
The  By-laws of  American  Skandia  Life  Assurance  Corporation  ("ASLAC")  also  provide  directors  and  officers  with rights of indemnification, consistent with Connecticut law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the State of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors  and officers  liability  insurance  policy issued by an unaffiliated  insurance company to Skandia  Insurance Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or ASM, as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain  exclusions contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceedings involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 31.    Principal Underwriters:

(a)      At present, ASM acts as principal underwriter only for annuities and variable life insurance policies to be issued by
            ASLAC.

(b)      Directors and officers of ASM:

Name and Principal Business Address                                   Position and Offices with Underwriter

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                               Director, Head of ASM Compliance
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                              Vice President and Deputy General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

     (c)    Compensation   from  the   Registrant:   ASLAC  pays  ASM  an   underwriting   commission  for  its  role  as  principal
underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is responsible for payment of commissions to the broker-dealer firms who are the ultimate sellers of the product.  ASM does not retain any underwriting commissions.

Item 32.    Location of Accounts and Records:  Accounts and records are maintained by ASLAC at its principal office in Shelton,
Connecticut.

Item 33.    Management Services:  None

Item 34.    Fee  Representation:  American Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents that the aggregate fees and charges under the variable life policies are reasonable in relation to the services  rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its assessment of all of the facts and circumstances,  including  such  relevant  factors  as: the nature and extent of such  services,  expenses  and risks;  the need for
Depositor  to earn a profit;  the degree to which the  policies  include  innovative  features;  and the  regulatory  standards  for exemptive  relief under the  Investment  Company Act of 1940 used prior to October 1996,  including the range of industry  practice.
This  representation  applies to all  Policies  sold  pursuant to this  Registration  Statement,  including  those sold on the terms specifically  described in the prospectus  contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Policies or prospectus, or otherwise.

                                                             SIGNATURES

         As required by the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the  Registrant has duly caused this
registration   statement  to  be  signed  on  its  behalf,  in  the  Town  of  Shelton  and  State  of  Connecticut,  on  this 28th day of February, 2003.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                             Registrant

                                          By: American Skandia Life Assurance Corporation
                                          -----------------------------------------------

By: /s/ Kathleen A. Chapman                                       Attest:   /s/ Scott K. Richardson
  -------------------------                                              ---------------------------------
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

By:  /s/ Kathleen A. Chapman                                    Attest:  /s/ Scott K. Richardson
  -------------------------                                              --------------------------
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                   (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                   February 28, 2003
          ----------------
           Wade A. Dokken

                                   (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere       Vice President, Corporate Treasurer                         February 28, 2003
  Carl A. Cavaliere             and Business Controller

/s/ Thomas M. Mazzaferro             Executive Vice President,                            February 28, 2003
       Thomas M. Mazzaferro         Chief Financial Officer

                                                        (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                  *By:   /s/ Kathleen A. Chapman
                                        --------------------------------
                                            Kathleen A. Chapman

   *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
         **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
         ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.